2024 QUARTERLY REPORT
Russell Investment Funds
March 31, 2024
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 11
International Developed Markets Fund 24
Strategic Bond Fund 34
Global Real Estate Securities Fund 69
Notes to Schedules of Investments 74
Notes to Quarterly Report 76
Russell Investment Funds
Quarterly Report
March 31, 2024 (Unaudited)
Table of Contents

Russell Investment Funds
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this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.4%
Consumer Discretionary - 15.4%
Advance Auto Parts, Inc. 10,086 858
Amazon.com, Inc.(Æ)(Û) 127,683 23,031
Atmus Filtration Technologies, Inc.(Æ) 39,149 1,263
Autoliv, Inc. 4,989 601
AutoZone, Inc.(Æ) 656 2,068
BorgWarner, Inc.(Û) 20,443 710
Chipotle Mexican Grill, Inc. Class A(Æ) 1,006 2,924
Comcast Corp. Class A 35,877 1,555
Costco Wholesale Corp. 5,510 4,037
Coupang, Inc.(Æ)(Ð) 31,553 561
Coursera, Inc.(Æ) 12,879 181
Dick's Sporting Goods, Inc. 2,502 563
Dillard's, Inc. Class A(Û) 618 291
Domino's Pizza, Inc.(Û) 1,843 916
DR Horton, Inc. 7,046 1,159
Duolingo, Inc.(Æ)(Ð) 537 118
eBay, Inc.(Û) 33,043 1,744
FactSet Research Systems, Inc. 1,452 660
Five Below, Inc.(Æ) 2,894 525
Foot Locker, Inc. 7,242 206
Ford Motor Co.(Û) 148,743 1,975
Fox Corp. Class A(Ð) 27,338 855
Garmin, Ltd. 6,645 989
General Motors Co.(Û) 102,462 4,647
Genuine Parts Co. 3,378 523
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 22,259 306
Home Depot, Inc. (The) 3,869 1,484
Hubbell, Inc. Class B 1,804 749
Interpublic Group of Cos., Inc. (The)(Ð) 20,817 679
KB Home 4,655 330
Lear Corp.(Û) 5,099 739
Lennar Corp. Class A(Û) 11,415 1,963
Lithia Motors, Inc. Class A 2,375 715
Live Nation Entertainment, Inc.(Æ) 29,538 3,124
Lowe's Cos., Inc. 8,287 2,111
Lululemon Athletica, Inc.(Æ) 4,089 1,597
Marriott International, Inc. Class A 3,657 923
McDonald's Corp. 8,424 2,375
MercadoLibre, Inc.(Æ) 102 154
Netflix, Inc. Class B(Æ) 1,517 921
News Corp. Class A 25,106 657
Nike, Inc. Class B 19,243 1,808
NVR, Inc.(Æ) 305 2,471
Omnicom Group, Inc. 15,352 1,485
O'Reilly Automotive, Inc.(Æ) 2,416 2,727
Paramount Global Class B(Ð) 23,473 276
Peloton Interactive, Inc. Class A(Æ)(Ð) 27,900 120
Petco Health & Wellness Co., Inc.(Æ)(Ð) 16,200 37
Ross Stores, Inc. 8,289 1,217
Skechers USA, Inc. Class A(Æ) 7,550 463
Starbucks Corp. 11,555 1,056
Target Corp. 7,785 1,380
Taylor Morrison Home Corp. Class A(Æ) 1,757 109
Tesla, Inc.(Æ) 9,521 1,674
Texas Roadhouse, Inc. Class A 5,379 831
TJX Cos., Inc. (The) 15,500 1,572
Tractor Supply Co. 1,650 432
Tri Pointe Homes, Inc.(Æ) 5,360 207
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ulta Beauty, Inc.(Æ) 1,209 632
Walmart, Inc. 21,531 1,296
Walt Disney Co. (The) 12,534 1,534
Wayfair, Inc. Class A(Æ) 15,517 1,053
94,167
Consumer Staples - 4.0%
Archer-Daniels-Midland Co.(Û) 40,604 2,550
Boston Beer Co., Inc. Class A(Æ) 648 197
Church & Dwight Co., Inc. 8,385 875
Coca-Cola Co. (The) 14,461 885
Conagra Brands, Inc. 52,979 1,570
CVS Health Corp. 38,848 3,098
Hershey Co. (The) 2,697 525
Ingredion, Inc. 4,400 514
Kenvue, Inc. 24,489 526
Kroger Co. (The) 40,577 2,318
Molson Coors Beverage Co. Class B 6,574 442
Mondelez International, Inc. Class A 17,114 1,198
Monster Beverage Corp.(Æ) 54,085 3,206
PepsiCo, Inc. 7,000 1,225
Philip Morris International, Inc. 5,095 467
Procter & Gamble Co. (The) 10,963 1,779
Tyson Foods, Inc. Class A(Û) 48,224 2,832
Walgreens Boots Alliance, Inc. 17,095 371
24,578
Energy - 4.2%
Baker Hughes Co. 53,876 1,805
BP PLC - ADR 38,221 1,440
Canadian Natural Resources, Ltd. 10,875 830
Chevron Corp. 15,919 2,511
Coterra Energy, Inc. 22,148 618
CVR Energy, Inc.(Ð) 4,293 153
Devon Energy Corp. 12,297 617
Eaton Corp. PLC 10,668 3,336
EOG Resources, Inc. 4,270 546
Exxon Mobil Corp. 30,916 3,594
HF Sinclair Corp.(Û) 6,387 386
Kinder Morgan, Inc. 27,479 504
Marathon Oil Corp.(Û) 12,046 341
Marathon Petroleum Corp.(Û) 10,296 2,075
Occidental Petroleum Corp. 8,824 573
Par Pacific Holdings, Inc.(Æ) 2,807 104
Phillips 66(Ð) 10,049 1,641
Shell PLC - ADR 16,778 1,125
TechnipFMC PLC(Û) 15,867 398
Valero Energy Corp.(Û) 16,667 2,845
Williams Cos., Inc. (The) 11,962 466
25,908
Financial Services - 14.7%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 24,556 2,134
Affiliated Managers Group, Inc. 3,160 529
Aflac, Inc. 12,173 1,045
Allstate Corp. (The)(Û) 15,150 2,621
American Express Co. 11,533 2,626
American Tower Corp.(ö) 2,122 419

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameriprise Financial, Inc. 3,833 1,681
Apollo Global Management, Inc. 18,828 2,117
Axis Capital Holdings, Ltd. 7,977 519
Bank of America Corp. 54,746 2,076
Bank of New York Mellon Corp. (The) 33,839 1,950
Berkshire Hathaway, Inc. Class B(Æ) 9,462 3,979
BlackRock, Inc. Class A 846 705
BOK Financial Corp. 3,551 327
Brighthouse Financial, Inc.(Æ) 8,135 419
Camden Property Trust(ö) 5,423 534
Carlyle Group, Inc. (The) 46,353 2,174
CBRE Group, Inc. Class A(Æ) 7,914 770
Charles Schwab Corp. (The) 10,137 733
Chubb, Ltd. 3,352 869
Cincinnati Financial Corp. 3,921 487
Citigroup, Inc. 61,971 3,919
CME Group, Inc. Class A 1,836 395
CNA Financial Corp. 600 27
CNO Financial Group, Inc. 4,140 114
Comerica, Inc. 12,930 711
Corebridge Financial, Inc. 27,865 801
Cullen/Frost Bankers, Inc. 4,208 474
Dun & Bradstreet Holdings, Inc. 20,050 201
Equinix, Inc.(ö) 566 467
Equity Commonwealth(Æ)(ö) 16,554 313
Essex Property Trust, Inc.(Ð)(ö) 2,936 719
Evercore, Inc. Class A 4,258 820
Everest Re Group, Ltd. 744 296
First American Financial Corp. 10,860 663
First Horizon Corp.(Û) 30,321 467
Gaming and Leisure Properties, Inc.(ö) 8,445 389
Globe Life, Inc. 4,169 485
Goldman Sachs Group, Inc. (The) 2,027 847
Hanover Insurance Group, Inc. (The) 7,278 991
Hartford Financial Services Group, Inc. 6,205 639
Howard Hughes Corp. (The)(Æ)(Ð) 12,020 873
Interactive Brokers Group, Inc. Class A 5,770 645
Intercontinental Exchange, Inc. 3,208 441
Janus Henderson Group PLC 3,220 106
JPMorgan Chase & Co. 21,404 4,287
KeyCorp(Û) 48,450 766
Kinsale Capital Group, Inc. 763 400
LPL Financial Holdings, Inc. 3,754 992
Marsh & McLennan Cos., Inc. 2,092 431
MasterCard, Inc. Class A(Û) 22,413 10,793
Morgan Stanley 24,650 2,321
Northern Trust Corp. 4,624 411
NU Holdings, Ltd. Class A(Æ) 63,405 756
Pinnacle Financial Partners, Inc.(Ð) 2,070 178
Popular, Inc. 6,926 610
Progressive Corp. (The) 9,072 1,876
Prologis, LP(ö) 13,986 1,821
Public Storage(ö) 1,460 424
Raymond James Financial, Inc. 6,171 792
Reinsurance Group of America, Inc. Class A 5,818 1,122
RLI Corp.(Ð) 1,922 285
Robinhood Markets, Inc. Class A(Æ)(Ð) 30,250 609
Ryan Specialty Holdings, Inc. Class A 2,339 130
SLM Corp. 29,618 645
State Street Corp. 4,989 386
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synchrony Financial 24,063 1,038
TPG, Inc. 8,623 385
Travelers Cos., Inc. (The)(Û) 14,636 3,368
US Bancorp 41,478 1,854
Virtu Financial, Inc. Class A 9,100 187
Visa, Inc. Class A 7,588 2,118
Wells Fargo & Co. 63,454 3,678
Weyerhaeuser Co.(ö) 16,929 608
Willis Towers Watson PLC 4,076 1,121
WR Berkley Corp. 12,641 1,118
90,027
Health Care - 13.3%
10X Genomics, Inc. Class A(Æ) 21,362 802
Abbott Laboratories 9,164 1,042
AbbVie, Inc. 19,943 3,632
Agilent Technologies, Inc. 14,204 2,067
Align Technology, Inc.(Æ) 2,024 664
Alnylam Pharmaceuticals, Inc.(Æ)(Ð) 1,587 237
Amgen, Inc. 3,167 900
Baxter International, Inc. 20,783 888
Biogen, Inc.(Æ) 1,993 430
Boston Scientific Corp.(Æ) 6,906 473
Bristol-Myers Squibb Co. 70,211 3,808
Cardinal Health, Inc.(Ð) 8,244 923
Centene Corp.(Æ) 20,582 1,615
Cigna Group (The)(Û) 5,498 1,997
Corcept Therapeutics, Inc.(Æ)(Ð) 11,834 298
Danaher Corp. 4,374 1,092
DaVita HealthCare Partners, Inc.(Æ)(Ð) 463 64
Dentsply Sirona, Inc. 23,640 785
Doximity, Inc. Class A(Æ) 5,566 150
Edwards Lifesciences Corp.(Æ) 14,539 1,389
Elevance Health, Inc.(Û) 6,231 3,231
Eli Lilly & Co. 5,282 4,109
Encompass Health Corp. 10,232 845
Exelixis, Inc.(Æ) 43,960 1,043
Gilead Sciences, Inc. 12,679 929
GSK PLC - ADR 28,384 1,217
HCA Healthcare, Inc. 2,459 820
Henry Schein, Inc.(Æ) 6,492 490
Humana, Inc. 4,015 1,392
Illumina, Inc.(Æ) 5,723 786
Incyte Corp.(Æ)(Ð) 15,897 906
Inspire Medical Systems, Inc.(Æ) 4,820 1,035
Intuitive Surgical, Inc.(Æ) 7,030 2,806
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 8,395 364
Ironwood Pharmaceuticals, Inc. Class A(Æ) 28,986 252
Jazz Pharmaceuticals PLC(Æ) 6,434 775
Johnson & Johnson 16,229 2,567
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 2,000 17
McKesson Corp. 3,558 1,910
Medtronic PLC 20,367 1,775
Merck & Co., Inc. 12,167 1,605
Molina Healthcare, Inc.(Æ)(Ð) 3,103 1,275
Neurocrine Biosciences, Inc.(Æ)(Ð)(Û) 4,915 678
Novocure, Ltd.(Æ)(Ð) 5,800 91
Organon & Co. 42,171 793
Pfizer, Inc. 53,199 1,476

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Premier, Inc. Class A 8,291 183
PTC Therapeutics, Inc.(Æ) 13,760 400
QIAGEN NV(Æ) 15,303 658
QuidelOrtho Corp.(Æ) 21,379 1,025
Regeneron Pharmaceuticals, Inc.(Æ) 2,976 2,864
Sanofi - ADR 12,144 590
Sarepta Therapeutics, Inc.(Æ) 5,398 699
Stryker Corp. 5,885 2,106
Tandem Diabetes Care, Inc.(Æ)(Ð) 11,119 394
Thermo Fisher Scientific, Inc. 1,687 980
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 5,854 273
UnitedHealth Group, Inc. 16,939 8,380
Veeva Systems, Inc. Class A(Æ) 7,804 1,808
Vertex Pharmaceuticals, Inc.(Æ) 3,831 1,601
Viatris, Inc. 49,915 596
West Pharmaceutical Services, Inc. 1,134 449
Zoetis, Inc. Class A 10,006 1,693
81,142
Materials and Processing - 4.3%
Boise Cascade Co. 2,218 340
Builders FirstSource, Inc.(Æ) 7,596 1,584
Carrier Global Corp. 14,110 820
Copart, Inc.(Æ) 56,261 3,259
Crown Holdings, Inc. 16,403 1,300
DuPont de Nemours, Inc.(Ð)(Û) 16,719 1,282
Eastman Chemical Co.(Û) 5,682 569
Fastenal Co. 11,325 874
FMC Corp. 20,776 1,323
Freeport-McMoRan, Inc. 27,103 1,274
Huntsman Corp. 26,672 694
Lennox International, Inc. 1,365 667
Linde PLC 5,218 2,423
Louisiana-Pacific Corp. 8,395 704
Martin Marietta Materials, Inc. 3,759 2,308
MP Materials Corp.(Æ)(Ð) 4,796 69
Newmont Corp. 16,910 606
Nucor Corp. 4,995 989
Packaging Corp. of America 4,281 812
PPG Industries, Inc. 7,679 1,113
Southern Copper Corp. 5,404 576
Trane Technologies PLC 4,172 1,252
United States Steel Corp. 2,493 102
Vulcan Materials Co. 5,650 1,542
26,482
Producer Durables - 8.5%
3M Co. 6,328 671
AECOM 10,435 1,023
AGCO Corp.(Ð) 6,328 778
Alaska Air Group, Inc.(Æ) 15,685 674
Allison Transmission Holdings, Inc. Class A 4,346 353
Ametek, Inc. 3,373 617
Amphenol Corp. Class A 7,483 863
AO Smith Corp. 5,235 468
Automatic Data Processing, Inc.(Û) 2,676 668
Chart Industries, Inc.(Æ) 6,072 1,000
Cintas Corp. 1,009 693
CNH Industrial NV 57,765 749
Corpay, Inc.(Æ) 2,056 634
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CoStar Group, Inc.(Æ) 14,212 1,373
CSX Corp. 51,081 1,894
Cummins, Inc.(Û) 4,543 1,339
Deere & Co. 5,511 2,264
Delta Air Lines, Inc. 30,130 1,442
Donaldson Co., Inc. 9,684 723
Dover Corp. 3,929 696
EMCOR Group, Inc. 2,089 732
Emerson Electric Co. 8,440 957
Expeditors International of Washington, Inc. 6,091 741
FedEx Corp. 6,048 1,752
Fluor Corp.(Æ) 2,080 88
Flywire Corp.(Æ) 2,480 62
Fortive Corp. 6,732 579
FTI Consulting, Inc.(Æ) 2,226 468
General Dynamics Corp. 2,936 829
Global Payments, Inc. 12,367 1,653
Howmet Aerospace, Inc. 11,673 799
Illinois Tool Works, Inc. 1,627 437
Insperity, Inc.(Ð) 2,952 324
JB Hunt Transport Services, Inc.(Ð) 8,421 1,678
Keysight Technologies, Inc.(Æ) 2,417 378
Landstar System, Inc. 7,198 1,388
Littelfuse, Inc. 1,471 357
Magna International, Inc. Class A 7,589 413
ManpowerGroup, Inc. 4,647 361
NEXTracker, Inc. Class A(Æ) 8,066 454
Nordson Corp. 1,665 457
Northrop Grumman Corp. 3,922 1,877
Old Dominion Freight Line, Inc. 10,516 2,306
Oshkosh Corp. 7,744 966
Otis Worldwide Corp.(Û) 12,419 1,233
PACCAR Financial Corp. 6,876 852
Paychex, Inc. 4,685 575
Pentair PLC 8,793 751
Phinia, Inc.(Ð) 6,560 252
Regal Rexnord Corp. 3,245 584
Robert Half, Inc.(Ð)(Û) 9,127 724
Rollins, Inc. 9,184 425
RXO, Inc.(Æ)(Ð) 11,571 253
Schneider National, Inc. Class B 2,840 64
Snap-on, Inc. 3,301 978
Southwest Airlines Co.(Ð) 9,536 278
TransUnion(Ð) 9,170 732
TriNet Group, Inc.(Ð) 3,860 511
U-Haul Holding Co.(Æ) 1,300 88
United Parcel Service, Inc. Class B 2,568 382
United Rentals, Inc. 722 521
Veralto Corp.(Ð) 1,050 93
Vontier Corp. 17,324 786
Waste Management, Inc. 2,929 624
WW Grainger, Inc. 929 945
XPO, Inc.(Æ) 7,308 892
Xylem, Inc. 4,181 540
52,061
Technology - 35.2%
Accenture PLC Class A 17,400 6,031
Adobe, Inc.(Æ) 1,995 1,007
Advanced Micro Devices, Inc.(Æ) 20,890 3,770

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Airbnb, Inc. Class A(Æ)(Û) 9,135 1,507
Alphabet, Inc. Class A(Æ) 118,155 17,833
Alphabet, Inc. Class C(Æ) 25,638 3,904
Amkor Technology, Inc. 3,252 105
Analog Devices, Inc. 4,551 900
Apple, Inc.(Û) 155,657 26,692
Applied Materials, Inc. 2,860 590
Arista Networks, Inc.(Æ) 1,338 388
ASML Holding NV Class G 664 644
Atlassian Corp. Class A(Æ)(Ð) 6,645 1,296
Avnet, Inc. 10,627 527
Bill.com Holdings, Inc.(Æ)(Ð) 2,658 183
Booking Holdings, Inc.(Û) 677 2,456
Box, Inc. Class A(Æ) 21,607 612
Broadcom, Inc. 1,314 1,742
CACI International, Inc. Class A(Æ) 1,345 510
Cadence Design Systems, Inc.(Æ) 3,120 971
CDW Corp. 2,554 653
Cirrus Logic, Inc.(Æ) 5,275 488
Cisco Systems, Inc. 59,079 2,949
Cognizant Technology Solutions Corp.
Class A 12,672 929
CommVault Systems, Inc.(Æ) 6,079 617
Conduent, Inc. Class A(Æ)(Ð) 10,987 335
Crowdstrike Holdings, Inc. Class A(Æ) 4,198 1,346
Datadog, Inc. Class A(Æ) 1,162 144
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,744 296
DocuSign, Inc.(Æ) 10,230 609
Dropbox, Inc. Class A(Æ)(Ð) 30,144 732
DXC Technology Co.(Æ) 16,495 350
EPAM Systems, Inc.(Æ) 2,021 558
Etsy, Inc.(Æ)(Ð) 4,088 281
Five9, Inc.(Æ) 5,420 337
Fortinet, Inc.(Æ)(Ð) 24,750 1,691
Gitlab, Inc. Class A(Æ) 3,266 190
GoDaddy, Inc. Class A(Æ) 10,760 1,277
Guidewire Software, Inc.(Æ)(Ð) 8,874 1,036
Hewlett Packard Enterprise Co. 52,709 935
HP, Inc.(Û) 54,761 1,655
Intel Corp.(Û) 68,661 3,033
International Business Machines Corp. 4,976 950
Intuit, Inc. 6,986 4,541
KBR, Inc.(Ð)(Û) 13,190 840
Koninklijke Philips NV(Æ) 35,134 703
Kyndryl Holdings, Inc.(Æ) 19,357 421
Lam Research Corp. 3,123 3,034
Lattice Semiconductor Corp.(Æ) 6,576 514
Lyft, Inc. Class A(Æ) 44,904 869
Maplebear, Inc.(Æ) 3,872 144
Marvell Technology, Inc. 10,879 771
Meta Platforms, Inc. Class A 17,411 8,454
Micron Technology, Inc. 15,064 1,776
Microsoft Corp. 104,242 43,857
NetApp, Inc. 9,167 962
Nutanix, Inc. Class A(Æ) 8,607 531
NVIDIA Corp.(Û) 25,897 23,399
NXP Semiconductors NV 8,543 2,117
Oracle Corp. 17,874 2,245
Palo Alto Networks, Inc.(Æ) 8,276 2,351
Paycom Software, Inc.(Ð) 2,010 400
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Playtika Holding Corp. 12,800 90
Procore Technologies, Inc.(Æ) 6,609 543
Qorvo, Inc.(Æ) 6,360 730
QUALCOMM, Inc. 701 119
Qualys, Inc.(Æ) 1,833 306
RingCentral, Inc. Class A(Æ) 5,460 190
ROBLOX Corp. Class A(Æ)(Ð) 11,338 433
Roku, Inc.(Æ)(Ð) 1,379 90
Roper Technologies, Inc. 1,387 778
Salesforce, Inc. 14,840 4,470
Seagate Technology Holdings PLC 7,919 737
SentinelOne, Inc. Class A(Æ) 9,440 220
ServiceNow, Inc.(Æ) 3,514 2,679
Silicon Laboratories, Inc.(Æ)(Ð) 2,598 373
Skyworks Solutions, Inc. 4,950 536
Smartsheet, Inc. Class A(Æ)(Ð) 7,990 308
Snap, Inc. Class A(Æ)(Ð) 9,535 109
Sonos, Inc.(Æ) 20,908 398
Spotify Technology SA(Æ) 5,786 1,527
Squarespace, Inc. Class A(Æ) 4,220 154
Synopsys, Inc.(Æ) 1,538 879
Tenable Holdings, Inc.(Æ) 5,798 287
Teradata Corp.(Æ) 1,560 60
Teradyne, Inc. 13,817 1,559
Texas Instruments, Inc. 16,345 2,847
Twilio, Inc. Class A(Æ)(Ð) 1,744 107
Uber Technologies, Inc.(Æ) 21,535 1,658
VeriSign, Inc.(Æ) 5,272 999
Workday, Inc. Class A(Æ) 3,491 952
215,126
Utilities - 3.8%
AT&T, Inc. 117,455 2,067
ConocoPhillips 24,708 3,145
DTE Energy Co.(Û) 7,312 820
Edison International 14,048 994
Exelon Corp.(Û) 65,580 2,464
FirstEnergy Corp. 25,494 985
Gulfport Energy Corp.(Æ) 1,956 313
Iridium Communications, Inc.(Û) 9,980 261
Magnolia Oil & Gas Corp. Class A(Ð) 3,649 95
NextEra Energy, Inc. 24,698 1,578
NRG Energy, Inc.(Ð)(Û) 41,990 2,842
PG&E Corp. 90,405 1,515
Pinnacle West Capital Corp.(Ð) 6,563 491
T-Mobile US, Inc. 11,132 1,817
UGI Corp. 18,221 447
Verizon Communications, Inc. 24,661 1,035
Vistra Corp.(Û) 30,398 2,117
22,986
Total Common Stocks
(cost $420,506) 632,477
Short-Term Investments - 2.2%
U.S. Cash Management Fund(@) 13,786,103 (∞) 13,782
Total Short-Term Investments
(cost $13,781) 13,782

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 105.6%
(identified cost $434,287) 646,259
Securities Sold Short - (5.6)%
Consumer Discretionary - (0.8)%
Acushnet Holdings Corp. (5,246) (346)
Advanced Energy Industries, Inc. (3,475) (354)
Atlanta Braves Holdings, Inc. Class C(Æ) (1,160) (45)
Churchill Downs, Inc. (4,030) (499)
Crocs, Inc.(Æ) (3,348) (482)
FirstCash Holdings, Inc. (912) (116)
Five Below, Inc.(Æ) (1,677) (304)
Freshpet, Inc.(Æ) (5,851) (678)
Joby Aviation, Inc.(Æ) (18,889) (101)
Kontoor Brands, Inc. (3,724) (224)
LGI Homes, Inc.(Æ) (2,228) (259)
Lithia Motors, Inc. Class A (1,365) (411)
Topgolf Callaway Brands Corp.(Æ) (24,297) (393)
Warner Bros Discovery, Inc.(Æ) (63,086) (551)
(4,763)
Consumer Staples – (0.0)%
Krispy Kreme, Inc. (5,750) (88)
Energy - (0.1)%
Shoals Technologies Group, Inc. Class A(Æ) (19,672) (220)
Sitio Royalties Corp. Class A (7,818) (193)
Sunrun, Inc.(Æ) (15,375) (203)
Uranium Energy Corp.(Æ) (22,246) (150)
(766)
Financial Services - (1.0)%
AGNC Investment Corp.(ö) (6,776) (67)
Apollo Global Management, Inc. (5,281) (594)
Arbor Realty Trust, Inc.(ö) (20,327) (269)
BGC Group, Inc. Class A (34,126) (265)
Blackstone, Inc. Class A (4,227) (555)
Columbia Banking System, Inc. (18,556) (359)
Erie Indemnity Co. Class A (901) (362)
First Financial Bankshares, Inc. (11,331) (372)
Glacier Bancorp, Inc. (14,459) (583)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (15,041) (427)
Healthcare Realty Trust, Inc.(ö) (32,445) (459)
Iron Mountain, Inc.(ö) (7,766) (623)
New York Community Bancorp, Inc. (50,047) (161)
Old National Bancorp (30,934) (539)
Park National Corp. (605) (82)
ServisFirst Bancshares, Inc. (2,680) (178)
SoFi Technologies, Inc.(Æ) (3,714) (27)
Webster Financial Corp. (5,676) (288)
(6,210)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (431) (34)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apollo Medical Holdings, Inc.(Æ) (3,460) (145)
Axsome Therapeutics, Inc.(Æ) (555) (44)
Azenta, Inc.(Æ) (1,041) (63)
Bio-Techne Corp. (1,723) (121)
Crinetics Pharmaceuticals, Inc.(Æ) (5,950) (278)
Ensign Group, Inc. (The) (3,260) (406)
Exact Sciences Corp.(Æ) (6,948) (480)
Globus Medical, Inc. Class A(Æ) (11,031) (592)
Halozyme Therapeutics, Inc.(Æ) (6,935) (282)
ICU Medical, Inc.(Æ) (3,108) (334)
LifeStance Health Group, Inc.(Æ) (22,656) (140)
Neogen Corp.(Æ) (22,577) (356)
NeoGenomics, Inc.(Æ) (9,629) (151)
RadNet, Inc.(Æ) (7,305) (355)
Repligen Corp.(Æ) (3,337) (614)
Rocket Pharmaceuticals, Inc.(Æ) (7,446) (201)
Select Medical Holdings Corp. (5,628) (170)
Sotera Health Co.(Æ) (9,562) (115)
Surgery Partners, Inc.(Æ) (3,674) (110)
TransMedics Group, Inc.(Æ) (625) (46)
Vaxcyte, Inc.(Æ) (4,250) (290)
(5,327)
Materials and Processing - (0.2)%
AAON, Inc. (7,336) (646)
Pool Corp. (1,298) (524)
Quaker Chemical Corp. (442) (91)
Rogers Corp.(Æ) (1,032) (122)
SPX Technologies, Inc.(Æ) (1,510) (186)
(1,569)
Producer Durables - (1.0)%
AeroVironment, Inc.(Æ) (1,432) (219)
Amphenol Corp. Class A (2,805) (324)
Badger Meter, Inc. (3,234) (523)
Brink's Co. (The) (2,073) (192)
Casella Waste Systems, Inc. Class A(Æ) (6,025) (596)
Dorman Products, Inc.(Æ) (2,827) (272)
GATX Corp. (3,938) (528)
Itron, Inc.(Æ) (3,227) (299)
JetBlue Airways Corp.(Æ) (47,373) (352)
Kratos Defense & Security Solutions, Inc.
(Æ) (12,951) (238)
LCI Industries (2,186) (269)
OSI Systems, Inc.(Æ) (2,062) (294)
Raytheon Co. (1,375) (134)
Stericycle, Inc.(Æ) (640) (34)
Teledyne Technologies, Inc.(Æ) (1,318) (566)
Union Pacific Corp. (2,112) (519)
Zurn Elkay Water Solutions Corp. (19,368) (648)
(6,007)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (1,483) (268)
Analog Devices, Inc. (2,736) (541)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
u
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bentley Systems, Inc. Class B (1,419) (74)
Coherent Corp.(Æ) (9,383) (569)
Entegris, Inc. (4,818) (677)
Envestnet, Inc.(Æ) (3,703) (215)
ePlus, Inc.(Æ) (4,270) (335)
Fiserv, Inc.(Æ) (3,805) (608)
Frontier Communications Parent, Inc.(Æ) (13,277) (325)
Gen Digital, Inc. (25,971) (582)
Marvell Technology, Inc. (6,362) (451)
MKS Instruments, Inc. (2,475) (329)
Motorola Solutions, Inc. (815) (289)
Onto Innovation, Inc.(Æ) (1,934) (350)
Plexus Corp.(Æ) (2,468) (234)
PTC, Inc.(Æ) (1,806) (341)
Sanmina Corp.(Æ) (8,730) (543)
Take-Two Interactive Software, Inc.(Æ) (3,231) (480)
Veeco Instruments, Inc.(Æ) (1,980) (70)
ViaSat, Inc.(Æ) (15,100) (273)
Vishay Intertechnology, Inc. (23,404) (531)
Wolfspeed, Inc.(Æ) (12,669) (374)
(8,459)
Utilities - (0.2)%
Civitas Resources, Inc. (4,529) (344)
Cogent Communications Holdings, Inc. (6,195) (404)
Northern Oil and Gas, Inc. (3,553) (141)
Otter Tail Corp. (5,556) (480)
(1,369)
Total Securities Sold Short
(proceeds $30,623) (34,558)
Other Assets and Liabilities,
Net - 0.0%
197
Net Assets - 100.0%
611,898

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 52 USD 13,802 06/24 298
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 298
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 94,167 $ — $ —
$ —
$ 94,167
Consumer Staples 24,578 — —
—
24,578
Energy 25,908 — —
—
25,908
Financial Services 90,027 — —
—
90,027
Health Care 81,142 — —
—
81,142
Materials and Processing 26,482 — —
—
26,482
Producer Durables 52,061 — —
—
52,061
Technology 215,126 — —
—
215,126
Utilities 22,986 — —
—
22,986
Short-Term Investments — — — 13,782 13,782
Total Investments
632,477 — — 13,782 646,259
Securities Sold Short
*
(34,558) — — — (34,558)
Other Financial Instruments
Assets
Futures Contracts 298 — — — 298
Total Other Financial Instruments
**
$ 298 $ — $ — $ — $ 298
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2024, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Strategic Equity Fund
Transactions (amounts in thousands) during the period ended March 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,690 $ 31,990 $ 31,899 $ — $ 1 $ 13,782 $ 223 $ —
U.S. Cash Collateral Fund 905 3,316 4,221 — — — 10 —
$ 14,595 $ 35,306 $ 36,120 $ — $ 1 $ 13,782 $ 233 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.1%
Consumer Discretionary - 11.3%
1-800-Flowers.com, Inc. Class A(Æ) 937 10
Abercrombie & Fitch Co. Class A(Æ) 1,187 149
Academy Sports & Outdoors, Inc. 2,374 160
Advance Auto Parts, Inc.(Û) 4,719 402
AerSale Corp.(Æ) 52,187 375
American Eagle Outfitters, Inc. 8,906 230
American Public Education, Inc.(Æ) 1,450 21
America's Car-Mart, Inc.(Æ) 6,503 415
Asbury Automotive Group, Inc.(Æ) 598 141
Atkore , Inc. 1,441 274
Avis Budget Group, Inc. 792 97
Axon Enterprise, Inc.(Æ) 1,234 386
Bath & Body Works, Inc. 2,004 100
Beacon Roofing Supply, Inc.(Æ) 1,875 184
Beazer Homes USA, Inc.(Æ) 4,838 159
Bloomin ' Brands, Inc. 5,697 163
Boot Barn Holdings, Inc.(Æ) 11,070 1,053
BorgWarner, Inc.(Û) 1,803 63
Cadre Holdings, Inc. 9,560 346
Carriage Services, Inc. Class A(Ð) 1,107 30
Carrols Restaurant Group, Inc. 17,905 170
Carter's, Inc. 2,692 228
Cava Group, Inc.(Æ) 3,575 250
Celestica, Inc.(Æ) 7,983 359
Century Communities, Inc. 1,607 155
Chegg , Inc.(Æ) 12,445 94
Clarus Corp. 77,508 523
Columbia Sportswear Co. 2,151 175
Cooper-Standard Holdings, Inc.(Æ)(Ð) 933 15
Coursera, Inc.(Æ)(Ð) 7,508 105
Cracker Barrel Old Country Store, Inc.(Ñ) 905 66
CTS Corp. 1,829 86
Dana Holding Corp. 6,638 84
Dave & Buster's Entertainment, Inc.(Æ) 1,055 66
Denny's Corp.(Æ) 9,818 88
Designer Brands, Inc. Class A 2,000 22
Dillard's, Inc. Class A(Ñ)(Û) 829 391
Driven Brands Holdings, Inc.(Æ) 13,096 207
Duolingo , Inc.(Æ)(Û) 2,271 501
El Pollo Loco Holdings, Inc.(Æ) 10,060 98
FirstCash Holdings, Inc. 1,838 234
Foot Locker, Inc.(Û) 9,031 257
Forestar Group, Inc.(Æ) 1,193 48
Freshpet , Inc.(Æ) 319 37
Funko , Inc. Class A(Æ)(Ð) 6,328 40
Genesco, Inc.(Æ) 1,132 32
Gentherm , Inc.(Æ) 3,021 174
Gildan Activewear , Inc. Class A 11,496 427
GMS, Inc.(Æ) 4,127 402
Goodyear Tire & Rubber Co. (The)(Æ) 29,581 406
GoPro, Inc. Class A(Æ) 36,111 81
Green Brick Partners, Inc.(Æ) 3,165 191
Group 1 Automotive, Inc. 523 153
Haverty Furniture Cos., Inc. 8,920 304
HealthStream , Inc.(Û) 1,126 30
Hilton Grand Vacations, Inc.(Æ) 2,469 117
Hims & Hers Health, Inc.(Æ) 12,227 189
International Game Technology PLC 7,960 180
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
iRobot Corp.(Æ) 4,092 36
Johnson Outdoors, Inc. Class A 7,305 337
KB Home 7,461 529
Kontoor Brands, Inc. 2,176 131
Kura Sushi USA, Inc. Class A(Æ)(Ñ) 8,809 1,014
Landsea Homes Corp.(Æ) 9,860 143
La-Z-Boy, Inc. 4,110 155
Lear Corp.(Û) 2,216 321
Leonardo DRS, Inc.(Æ) 9,736 215
Light & Wonder, Inc. Class A(Æ) 955 98
M/I Homes, Inc.(Æ) 1,374 187
Macy's, Inc. 16,764 335
Madison Square Garden Entertainment
Corp.(Æ) 2,980 117
Malibu Boats, Inc. Class A(Æ) 1,143 49
MasterCraft Boat Holdings, Inc.(Æ) 1,541 37
MDC Holdings, Inc. 2,757 173
Meritage Homes Corp. 1,468 258
Monro Muffler Brake, Inc. 14,666 463
Motorcar Parts of America, Inc.(Æ) 11,966 96
Movado Group, Inc. 2,726 76
Newell Rubbermaid, Inc. 54,334 436
nVent Electric PLC 2,818 212
ODP Corp. (The)(Æ) 2,244 119
OneSpaWorld Holdings, Ltd.(Æ) 70,632 934
Overstock.com, Inc.(Æ) 9,079 326
Papa John's International, Inc. 2,830 189
Paramount Global Class B(Ð) 1,309 15
Peloton Interactive, Inc. Class A(Æ)(Ð) 17,579 75
Perdoceo Education Corp. 5,550 97
Petco Health & Wellness Co., Inc.(Æ)(Ð) 9,400 21
Potbelly Corp.(Æ) 5,762 70
Red Rock Resorts, Inc. Class A 1,212 73
Reservoir Media, Inc.(Æ) 22,797 181
REV Group, Inc. 18,743 414
Rocky Brands, Inc. 8,656 235
Savers Value Village, Inc.(Æ) 5,330 103
Scholastic Corp. 1,899 72
Sensata Technologies Holding PLC 4,154 153
Shoe Carnival, Inc. 4,203 154
Signet Jewelers, Ltd. 1,735 174
Smith & Wesson Brands, Inc. 20,980 364
Sonic Automotive, Inc. Class A 2,745 156
Steven Madden, Ltd. 9,552 404
Stitch Fix, Inc. Class A(Æ) 17,758 47
Stride, Inc.(Æ)(Ð) 9,809 618
Taylor Morrison Home Corp. Class A(Æ) 4,518 281
Texas Roadhouse, Inc. Class A 3,880 599
Tilly's, Inc. Class A(Æ)(Ð) 2,003 14
Transcat , Inc.(Æ) 817 91
Travel + Leisure Co. 5,006 245
Tri Pointe Homes, Inc.(Æ) 8,887 344
Turtle Beach Corp.(Æ)(Ð) 183 3
Udemy , Inc.(Æ) 2,250 25
Universal Electronics, Inc.(Æ) 657 7
Universal Technical Institute, Inc.(Æ) 14,057 224
Urban Outfitters, Inc.(Æ) 4,289 186
VF Corp. 19,818 304
VirTra , Inc.(Æ) 5,971 61
Warner Music Group Corp. Class A(Û) 788 26

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wayfair, Inc. Class A(Æ)(Ñ) 1,862 126
Whirlpool Corp. 2,246 269
WideOpenWest , Inc.(Æ)(Ð) 1,414 5
Wingstop , Inc. 398 146
Winnebago Industries, Inc. 1,735 128
Wynn Resorts, Ltd.(Û) 258 26
Zillow Group, Inc. Class A(Æ)(Û) 1,932 92
Zumiez , Inc.(Æ) 2,847 43
25,400
Consumer Staples - 2.9%
Andersons, Inc. (The) 596 34
Beauty Health Co. (The)(Æ) 4,600 20
BellRing Brands, Inc.(Æ) 2,421 143
Boston Beer Co., Inc. Class A(Æ)(Û) 499 152
Calavo Growers, Inc. 17,738 493
Celsius Holdings, Inc.(Æ) 2,841 236
Coca-Cola Bottling Co. 168 142
Coty, Inc. Class A(Æ) 19,221 230
Dole PLC 4,921 59
elf Beauty, Inc.(Æ) 5,138 1,007
Energizer Holdings, Inc. - GDR 3,294 127
Grocery Outlet Holding Corp.(Æ) 13,228 381
Helen of Troy, Ltd.(Æ) 1,281 148
Herbalife, Ltd.(Æ) 7,276 73
Inter Parfums , Inc. 581 82
J&J Snack Foods Corp. 3,274 473
John B Sanfilippo & Son, Inc. 752 80
Medifast , Inc. 843 32
Natural Grocers by Vitamin Cottage, Inc. 5,530 100
Nomad Foods, Ltd. 21,116 413
Post Holdings, Inc.(Æ)(Û) 416 44
Primo Water Corp. 43,722 796
Quanex Building Products Corp. 5,866 225
SpartanNash Co. 2,086 42
Sprouts Farmers Market, Inc.(Æ) 4,770 308
United Natural Foods, Inc.(Æ)(Ð) 1,784 21
USANA Health Sciences, Inc.(Æ) 617 30
Vector Group, Ltd. 1,371 15
Vital Farms, Inc.(Æ) 18,079 420
Weis Markets, Inc. 1,092 70
6,396
Energy - 4.9%
Alpha Metallurgical Resources, Inc.(Û) 435 144
Antero Resources Corp.(Æ) 2,957 86
Arch Resources, Inc.(Û) 1,395 224
Aris Water Solutions, Inc. Class A 94,371 1,335
Atlas Energy Solutions, Inc. 5,100 115
Berry Petroleum Corp. 5,596 45
Broadwind Energy, Inc.(Æ) 31,246 74
Centrus Energy Corp. Class A(Æ)(Ð) 715 30
ChampionX Corp. 6,412 230
CONSOL Energy, Inc. 306 26
CVR Energy, Inc.(Ð) 5,364 191
Delek US Holdings, Inc. 9,246 284
Dril -Quip, Inc.(Æ) 24,794 559
Fluence Energy, Inc.(Æ) 3,046 53
Helmerich & Payne, Inc. 11,003 463
HF Sinclair Corp. 5,129 310
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kodiak Gas Services, Inc. 24,959 682
Liberty Energy, Inc. Class A 9,777 203
Matador Resources Co. 2,931 196
Matrix Service Co.(Æ) 13,781 180
Montauk Renewables, Inc.(Æ)(Ð) 819 3
Murphy Oil Corp. 3,289 150
Natural Gas Services Group, Inc.(Æ) 13,253 258
Newpark Resources, Inc.(Æ) 5,271 38
NOW, Inc.(Æ) 11,872 180
Oil States International, Inc.(Æ) 3,448 21
Par Pacific Holdings, Inc.(Æ) 5,524 205
Patterson-UTI Energy, Inc. 61,870 739
PBF Energy, Inc. Class A 8,021 462
Ramaco Resources, Inc. Class A 7,611 128
Range Resources Corp.(Ð) 1,687 58
Ranger Energy Services, Inc. 16,625 188
REX American Resources Corp.(Æ) 3,446 202
Select Water Solutions, Inc. Class A 11,390 105
Sitio Royalties Corp. Class A 18,353 454
SM Energy Co. 8,532 425
SunCoke Energy, Inc. 5,050 57
TechnipFMC PLC 14,626 367
TETRA Technologies, Inc.(Æ) 29,308 130
Valaris , Ltd.(Æ) 1,773 133
W&T Offshore, Inc. 119,519 317
Warrior Met Coal, Inc.(Û) 7,887 479
Weatherford International PLC(Æ) 3,716 429
World Kinect Corp. 5,139 136
11,094
Financial Services - 19.5%
1st Source Corp. 2,654 139
AGNC Investment Corp.(ö) 21,783 216
Agree Realty Corp.(ö) 8,670 495
Air Lease Corp. Class A 6,343 326
Alliance Data Systems Corp. 2,336 87
Alpine Income Property Trust, Inc.(ö) 31,613 483
American Equity Investment Life Holding
Co. 2,856 161
Ameris Bancorp 2,601 126
Apple Hospitality REIT, Inc.(ö) 3,760 62
Atlantic Union Bankshares Corp. 3,247 115
Axis Capital Holdings, Ltd. 5,939 386
Bank of NT Butterfield & Son, Ltd. (The) 3,734 119
BankUnited , Inc. 2,246 63
Banner Corp. 2,542 122
BGC Group, Inc. Class A 36,067 280
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 3,632 72
BOK Financial Corp. 500 46
Brighthouse Financial, Inc.(Æ) 3,608 186
Brixmor Property Group, Inc.(ö) 16,365 384
Broadstone Net Lease, Inc.(ö) 10,834 170
Business First Bancshares, Inc. 22,308 497
Cadence Bank 19,014 551
Camden Property Trust(ö)(Û) 271 27
Capital Bancorp, Inc. 8,703 181
Capital City Bank Group, Inc. 9,159 254
Capstar Financial Holdings, Inc. 8,375 168
Cathay General Bancorp 2,825 107

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chatham Lodging Trust(ö) 2,357 24
City Holding Co. 1,143 119
Clarivate PLC(Æ) 23,694 176
CNO Financial Group, Inc. 5,332 147
Coastal Financial Corp.(Æ)(Ð) 22 1
Comerica, Inc. 6,814 375
Community Bank System, Inc. 2,166 104
Community Healthcare Trust, Inc.(ö) 19,900 528
Compass, Inc. Class A(Æ) 16,899 61
Corebridge Financial, Inc. 14,669 421
Corporate Office Properties Trust(ö) 7,547 182
CTO Realty Growth, Inc.(ö) 18,479 313
Cullen/Frost Bankers, Inc.(Û) 3,148 354
Customers Bancorp, Inc.(Æ)(Ð) 1,613 86
DiamondRock Hospitality Co.(ö) 23,277 224
Donegal Group, Inc. Class A(Ð) 324 5
Douglas Elliman , Inc.(Æ) 2,387 4
Dun & Bradstreet Holdings, Inc. 7,824 79
Easterly Government Properties, Inc.(ö) 47,532 547
Enterprise Financial Services Corp. 6,026 244
Equity Commonwealth(Æ)(ö) 24,930 471
Esquire Financial Holdings, Inc. 6,081 289
Essent Group, Ltd. 7,708 459
Essential Properties Realty Trust, Inc.(ö) 3,539 94
Evercore , Inc. Class A 2,436 469
Everest Re Group, Ltd.(Û) 144 57
EZCORP, Inc. Class A(Æ) 24,000 272
Federal Agricultural Mortgage Corp. Class
C 1,128 222
Fidelis Insurance Holdings, Ltd. 16,553 322
First American Financial Corp. 11,293 689
First BanCorp 22,607 397
First Commonwealth Financial Corp. 14,964 208
First Financial Bankshares , Inc. 4,308 141
First Financial Corp. 3,232 124
First Foundation, Inc. 11,224 85
First Horizon Corp.(Û) 26,804 413
First Industrial Realty Trust, Inc.(ö) 6,626 348
First Internet Bancorp 975 34
First Interstate BancSystem , Inc. Class A 3,479 95
First Merchants Corp. 3,934 137
First Mid Bancshares, Inc. 8,641 282
Four Corners Property Trust, Inc.(ö) 6,712 164
FTAI Aviation, Ltd. 7,391 497
Fulton Financial Corp. 6,902 110
GCM Grosvenor, Inc. Class A 50,589 489
Genworth Financial, Inc. Class A(Æ) 28,129 181
German American Bancorp, Inc. 10,138 351
Getty Realty Corp.(ö) 10,148 278
Glacier Bancorp, Inc. 15,265 615
Grid Dynamics Holdings, Inc.(Æ) 4,333 53
Guaranty Bancshares, Inc. 9,220 280
Hamilton Lane, Inc. Class A 734 83
Hancock Holding Co. 3,019 139
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 19,678 559
Hanover Insurance Group, Inc. (The) 3,898 531
Hilltop Holdings, Inc. 5,228 164
Home BancShares , Inc. 23,099 568
HomeTrust Bancshares, Inc. 101 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Horace Mann Educators Corp. 17,705 655
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 2,671 194
Independence Realty Trust, Inc.(ö) 10,396 168
Independent Bank Corp. 11,363 332
Innovative Industrial Properties, Inc.(ö) 1,326 137
International Bancshares Corp. 2,742 154
International Money Express, Inc.(Æ) 11,250 257
Investar Holding Corp. 10,566 173
Jackson Financial, Inc. Class A 9,876 653
James River Group Holdings, Ltd.(Ð) 4,830 45
Janus Henderson Group PLC 1,755 58
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,843 108
Kemper Corp. 12,495 774
Kinsale Capital Group, Inc.(Û) 992 521
Legalzoom.com, Inc.(Æ) 16,628 222
LendingClub Corp.(Æ) 11,311 99
LendingTree , Inc.(Æ) 1,727 73
Live Oak Bancshares, Inc. 3,951 164
LiveRamp Holdings, Inc.(Æ) 11,362 392
McGrath RentCorp 860 106
Metropolitan Bank Holding Corp.(Æ) 10,141 390
Moelis & Co. Class A 1,864 106
Mr. Cooper Group, Inc.(Æ) 1,312 102
MVB Financial Corp. 6,597 147
National Bank Holdings Corp. Class A 26,650 961
Navient Corp. 8,347 145
NBT Bancorp, Inc. 6,681 245
NETSTREIT Corp.(Ñ)(ö) 67,940 1,248
Newmark Group, Inc. Class A 21,809 242
NMI Holdings, Inc. Class A(Æ) 10,497 340
Northeast Bank 5,885 326
Northrim BanCorp , Inc.(Ð) 145 7
OceanFirst Financial Corp. 4,296 71
OFG Bancorp 6,805 251
Old National Bancorp 17,538 305
Outfront Media, Inc.(ö) 14,299 240
Pagseguro Digital, Ltd. Class A(Æ) 16,478 235
Park Hotels & Resorts, Inc.(Ð)(ö)(Û) 17,979 314
Perella Weinberg Partners 55,942 790
Pinnacle Financial Partners, Inc. 3,759 323
Plymouth Industrial REIT, Inc.(ö) 15,189 342
Popular, Inc. 2,851 251
Potlatch Corp.(ö) 7,670 361
PRA Group, Inc.(Æ) 3,610 94
Preferred Bank 1,599 123
Premier Financial Corp. 10,265 208
ProAssurance Corp.(Æ)(Ð) 2,688 35
Prosperity Bancshares, Inc. 5,368 353
Radian Group, Inc. 5,779 193
RE/MAX Holdings, Inc. Class A 24,178 212
Red River Bancshares, Inc. 2,363 118
Redfin Corp.(Æ) 13,706 91
Regency Centers Corp.(Ð)(ö) 461 28
Regional Management Corp. 553 13
Reinsurance Group of America, Inc. Class
A(Û) 2,688 518
Remitly Global, Inc.(Æ) 3,032 63
Renasant Corp. 3,427 107
RLI Corp.(Ð) 1,892 281

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RMR Group, Inc. (The) Class A 4,128 99
Robinhood Markets, Inc. Class A(Æ)(Ð) 20,592 415
Ryman Hospitality Properties, Inc.(ö) 1,484 172
Safety Insurance Group, Inc. 1,295 106
Seacoast Banking Corp. of Florida 19,651 499
Selective Insurance Group, Inc. 2,018 220
Silvercrest Asset Management Group, Inc.
Class A 4,903 78
Simmons First National Corp. Class A 5,688 111
Skyward Specialty Insurance Group, Inc.
(Æ) 5,115 191
SLM Corp. 11,515 251
SmartFinancial , Inc. 13,408 283
SouthState Corp. 2,317 197
SP Plus Corp.(Æ) 3,982 208
Stewart Information Services Corp. 3,727 243
Stock Yards Bancorp, Inc. 9,562 468
StoneX Group, Inc.(Æ) 903 63
Sunstone Hotel Investors, Inc.(ö) 8,979 100
Terreno Realty Corp.(ö) 995 66
Texas Capital Bancshares, Inc.(Æ) 2,606 160
Tiptree, Inc. Class A 12,142 210
Towne Bank 14,187 398
TPG, Inc. 5,431 243
TriCo Bancshares 11,586 426
Triumph Financial, Inc.(Æ) 7,239 574
UMB Financial Corp. 1,785 155
UMH Properties, Inc.(ö) 14,014 228
United Bankshares , Inc. 4,217 151
United Community Banks, Inc. 4,494 118
United Fire Group, Inc. 581 13
Universal Insurance Holdings, Inc. 2,576 52
Valley National Bancorp 19,522 155
Vestis Corp. 1,448 28
Virtu Financial, Inc. Class A 5,083 104
Walker & Dunlop, Inc. 1,459 147
Webster Financial Corp. 4,670 237
Westwood Holdings Group, Inc. 27,260 336
William Penn Bancorp 26,077 322
Xenia Hotels & Resorts, Inc.(ö) 7,783 117
43,898
Health Care - 16.4%
ACELYRIN, Inc.(Æ) 2,677 18
Addus HomeCare Corp.(Æ)(Û) 1,061 110
ADMA Biologics, Inc.(Æ) 43,482 287
Akebia Therapeutics, Inc.(Æ) 10,851 20
Alector , Inc.(Æ)(Ð) 5,923 36
Alkermes PLC(Æ) 6,960 188
Alphatec Holdings, Inc.(Æ) 5,537 76
American Well Corp. Class A(Æ) 11,296 9
Amneal Pharmaceuticals, Inc.(Æ) 1,326 8
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 3,942 173
AnaptysBio , Inc.(Æ)(Ð) 1,450 33
AngioDynamics , Inc.(Æ) 4,822 28
ANI Pharmaceuticals, Inc.(Æ) 13,596 940
Arcellx , Inc.(Æ) 11,862 825
Ardelyx , Inc.(Æ) 24,129 176
Argenx SE - ADR(Æ) 2,050 807
Arrowhead Pharmaceuticals, Inc.(Æ) 16,464 471
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ARS Pharmaceuticals, Inc.(Æ) 997 10
Avanos Medical, Inc.(Æ) 6,111 122
Beam Therapeutics, Inc.(Æ)(Ñ) 9,365 309
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 5,851 30
BioLife Solutions, Inc.(Æ) 24,065 446
Blueprint Medicines Corp.(Æ) 3,171 301
BridgeBio Pharma, Inc.(Æ) 2,758 85
CareDx , Inc.(Æ)(Ð) 9,011 95
Castle Biosciences, Inc.(Æ) 2,473 55
Catalyst Pharmaceuticals, Inc.(Æ) 8,940 142
Chemed Corp. 675 433
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Computer Programs & Systems, Inc.(Æ) 1,149 11
CONMED Corp. 3,429 275
Corcept Therapeutics, Inc.(Æ)(Ð) 3,062 77
CorVel Corp.(Æ) 398 105
Crinetics Pharmaceuticals, Inc.(Æ) 2,175 102
Cytokinetics, Inc.(Æ) 13,372 937
CytomX Therapeutics, Inc.(Æ)(Ð) 4,044 9
Deciphera Pharmaceuticals, Inc.(Æ)(Ð) 4,813 76
Denali Therapeutics, Inc.(Æ) 8,292 170
DocGo , Inc.(Æ) 2,900 12
Doximity , Inc. Class A(Æ)(Ð) 5,444 146
Dyne Therapeutics, Inc.(Æ) 6,034 171
Embecta Corp. 4,889 65
Enanta Pharmaceuticals, Inc.(Æ) 1,328 23
Enovis Corp. Class W(Æ) 5,973 373
Ensign Group, Inc. (The) 1,002 125
Esperion Therapeutics, Inc.(Æ) 5,393 14
Exelixis , Inc.(Æ) 15,652 371
Fate Therapeutics, Inc.(Æ) 8,337 61
FibroGen , Inc.(Æ) 5,419 13
Fulgent Genetics, Inc.(Æ) 4,428 96
Geron Corp.(Æ) 138,691 458
Glaukos Corp.(Æ) 1,212 114
Gossamer Bio, Inc.(Æ) 10,786 13
Guardant Health, Inc.(Æ) 3,878 80
Haemonetics Corp.(Æ) 1,456 124
Halozyme Therapeutics, Inc.(Æ) 8,621 351
Harmony Biosciences Holdings, Inc.(Æ) 2,156 72
Health Catalyst, Inc.(Æ) 3,623 27
HealthEquity , Inc.(Æ) 1,687 138
Immunovant , Inc.(Æ) 10,950 354
Inari Medical, Inc.(Æ)(Û) 4,263 205
Incyte Corp.(Æ)(Ð) 1,526 87
InfuSystem Holdings, Inc.(Æ) 47,265 405
Inhibrx , Inc.(Æ) 7,716 270
Innoviva , Inc.(Æ) 25,075 382
Inogen , Inc.(Æ) 1,308 11
Insmed , Inc.(Æ) 923 25
Integer Holdings Corp.(Æ) 637 74
Intellia Therapeutics, Inc.(Æ) 8,754 241
Intra-Cellular Therapies, Inc. Class A(Æ) 3,424 237
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 6,640 288
iRadimed Corp.(Û) 17,873 786
Ironwood Pharmaceuticals, Inc. Class A(Æ) 11,617 101
iTeos Therapeutics, Inc.(Æ) 3,791 52
Jasper Therapeutics, Inc.(Æ) 6,154 181
Joint Corp. (The)(Æ) 8,521 111
Keros Therapeutics, Inc.(Æ) 4,589 304

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kura Oncology, Inc.(Æ) 11,709 250
Kymera Therapeutics, Inc.(Æ) 2,206 89
Lantheus Holdings, Inc.(Æ) 2,981 186
Legend Biotech Corp. - ADR(Æ) 11,079 621
LeMaitre Vascular, Inc. 22,626 1,501
Ligand Pharmaceuticals, Inc. Class B(Æ) 5,310 388
Madrigal Pharmaceuticals, Inc.(Æ) 122 33
Medpace Holdings, Inc.(Æ) 1,531 619
MeiraGTx Holdings PLC(Æ) 12,282 75
Merit Medical Systems, Inc.(Æ) 1,821 138
MiMedx Group, Inc.(Æ) 26,680 205
ModivCare , Inc.(Æ) 1,501 35
Natera , Inc.(Æ) 2,616 239
National HealthCare Corp. 1,549 146
Nektar Therapeutics(Æ) 9,115 8
Neogen Corp.(Æ) 7,204 114
Neurocrine Biosciences, Inc.(Æ)(Ð)(Û) 7,422 1,024
Novocure , Ltd.(Æ)(Ð)(Û) 4,175 65
Nurix Therapeutics, Inc.(Æ)(Ð) 5,988 88
Option Care Health, Inc.(Æ) 16,960 569
OraSure Technologies, Inc.(Æ)(Ð) 1,665 10
Organon & Co. 17,223 324
Orthofix Medical, Inc.(Æ)(Û) 16,248 236
Owens & Minor, Inc.(Æ) 9,223 256
Pacific Biosciences of California, Inc.(Æ) 12,718 48
Pacira BioSciences , Inc.(Æ) 2,785 81
Patterson Cos., Inc. 6,729 186
Pediatrix Medical Group, Inc.(Æ) 14,511 146
Pennant Group, Inc. (The)(Æ) 13,061 256
Perrigo Co. PLC 23,706 763
Personalis , Inc.(Æ) 2,465 4
PetIQ , Inc.(Æ) 7,042 129
Phreesia , Inc.(Æ) 3,739 89
Pliant Therapeutics, Inc.(Æ) 4,293 64
Poseida Therapeutics, Inc.(Æ)(Ð) 2,917 9
Prestige Brands Holdings, Inc.(Æ) 1,707 124
PTC Therapeutics, Inc.(Æ)(Ð) 8,818 257
Pulmonx Corp.(Æ)(Ð) 3,065 28
Quipt Home Medical Corp.(Æ) 47,454 207
Radius Health, Inc.(Æ)(Š) 16,200 1
RadNet , Inc.(Æ) 8,727 425
Recursion Pharmaceuticals, Inc. Class A(Æ) 10,712 107
REGENXBIO, Inc.(Æ) 1,140 24
Relay Therapeutics, Inc.(Æ)(Ð) 12,318 102
Repligen Corp.(Æ) 2,321 427
Replimune Group, Inc.(Æ) 1,700 14
Rigel Pharmaceuticals, Inc.(Æ) 9,194 14
Rocket Pharmaceuticals, Inc.(Æ) 42,480 1,144
RxSight , Inc.(Æ) 6,512 336
Sage Therapeutics, Inc.(Æ) 3,220 60
Sangamo BioSciences , Inc.(Æ) 934 1
Sarepta Therapeutics, Inc.(Æ) 2,732 354
Schrodinger, Inc.(Æ) 13,412 362
Select Medical Holdings Corp. 9,215 278
Semler Scientific, Inc.(Æ) 600 18
Silk Road Medical, Inc.(Æ)(Ð) 3,094 57
SpringWorks Therapeutics, Inc.(Æ) 9,048 445
STAAR Surgical Co.(Æ) 1,908 73
Structure Therapeutics, Inc. - ADR(Æ) 1,725 74
Supernus Pharmaceuticals, Inc.(Æ) 7,917 270
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Surmodics , Inc.(Æ) 5,582 164
Sutro Biopharma, Inc.(Æ)(Ð) 6,281 35
Tandem Diabetes Care, Inc.(Æ)(Ð) 7,827 277
Tarsus Pharmaceuticals, Inc.(Æ) 1,629 59
Tela Bio, Inc.(Æ) 7,608 43
Teleflex, Inc. 375 85
Tenet Healthcare Corp.(Æ) 4,228 444
Terns Pharmaceuticals, Inc.(Æ) 30,704 201
TG Therapeutics, Inc.(Æ) 4,587 70
Theravance Biopharma, Inc.(Æ) 1,857 17
TransMedics Group, Inc.(Æ) 1,513 112
Travere Therapeutics, Inc.(Æ)(Ð) 12,517 96
UFP Technologies, Inc.(Æ) 5,537 1,396
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 8,925 417
United Therapeutics Corp.(Æ) 1,201 276
Utah Medical Products, Inc. 5,323 379
Vanda Pharmaceuticals, Inc.(Æ) 3,740 15
Vaxcyte , Inc.(Æ) 1,291 88
Vera Therapeutics, Inc.(Æ) 968 42
Veradigm , Inc.(Æ)(Ð) 25,943 200
Viemed Healthcare, Inc.(Æ) 12,062 114
Viking Therapeutics, Inc.(Æ) 19,996 1,640
Vir Biotechnology, Inc.(Æ) 1,373 14
Viridian Therapeutics, Inc.(Æ) 20,803 364
Xencor , Inc.(Æ) 13,719 304
Xenon Pharmaceuticals, Inc.(Æ) 10,997 473
Zai Lab, Ltd. - ADR(Æ)(Ñ) 11,425 183
Zimvie , Inc.(Æ) 9,913 163
Zymeworks , Inc.(Æ) 4,520 48
36,882
Materials and Processing - 8.6%
AAON, Inc. 2,055 181
Acuity Brands, Inc. 1,575 423
Advanced Drainage Systems, Inc. 586 101
AdvanSix , Inc. 13,230 378
Alcoa Corp.(Ð) 6,005 203
Algoma Steel Group, Inc.(Ñ) 25,945 220
Allegheny Technologies, Inc.(Æ) 2,101 107
American Vanguard Corp. 2,130 28
Arizona Sonoran Copper Co., Inc.(Æ) 98,009 100
Ashland, Inc. 5,663 551
Avient Corp. 10,393 451
Axalta Coating Systems, Ltd.(Æ) 5,720 197
AZEK Co., Inc. (The)(Æ) 14,827 745
Balchem Corp. 523 81
Boise Cascade Co. 3,098 475
Builders FirstSource , Inc.(Æ) 2,862 597
Cabot Corp. 1,830 169
Capstone Copper Corp.(Æ) 32,464 207
Codexis , Inc.(Æ) 6,838 24
Commercial Metals Co. 6,921 407
Constellium SE(Æ) 9,153 202
Eagle Materials, Inc. 546 148
Eastman Chemical Co.(Û) 788 79
Ecovyst , Inc.(Æ)(Û) 22,548 251
Element Solutions, Inc. 7,026 175
ERO Copper Corp.(Æ) 16,810 324
Fabrinet (Æ) 1,172 222
Global Industrial Co.(Ð) 682 31

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haynes International, Inc. 3,505 211
Hecla Mining Co. 24,414 117
Hudson Technologies, Inc.(Æ) 2,610 29
Huntsman Corp.(Û) 16,699 435
Insteel Industries, Inc. 4,832 185
Interface, Inc. Class A 2,741 46
JELD-WEN Holding, Inc.(Æ) 8,979 191
Kaiser Aluminum Corp. 13,931 1,245
Knife River Corp.(Æ) 1,966 159
Lennox International, Inc. 649 317
Lithium Americas Argentina Corp.(Æ)(Ñ) 29,749 160
Louisiana-Pacific Corp.(Û) 4,633 389
Masonite International Corp.(Æ) 2,763 363
Mativ Holdings, Inc. 38,221 717
Mercer International, Inc.(Ð) 1,000 10
Modine Manufacturing Co.(Æ) 3,359 320
MP Materials Corp.(Æ)(Ð) 2,702 39
Myers Industries, Inc. 13,320 309
Northwest Pipe Co.(Æ) 5,149 179
O-I Glass, Inc.(Æ) 7,159 119
Olympic Steel, Inc. 3,028 215
Origin Materials, Inc.(Æ) 2,033 1
Orion Engineered Carbons SA 4,138 97
Quaker Chemical Corp. 1,241 255
Ranpak Holdings Corp.(Æ) 30,438 240
Rayonier Advanced Materials, Inc.(Æ) 49,328 236
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 105
Royal Gold, Inc. 1,564 190
Rush Enterprises, Inc. Class A 3,972 213
ScanSource , Inc.(Æ)(Û) 580 26
Schnitzer Steel Industries, Inc. Class A 20,903 442
Sealed Air Corp. 9,476 352
Simpson Manufacturing Co., Inc. 1,150 236
SiteOne Landscape Supply, Inc.(Æ) 2,258 394
SmartRent , Inc.(Æ) 40,187 108
Sonoco Products Co. 5,960 345
Stelco Holdings, Inc. 7,017 231
Stepan Co. 8,823 794
Summit Materials, Inc. Class A(Æ) 3,408 152
Sylvamo Corp.(Û) 2,076 128
Tecnoglass , Inc. 4,570 238
TimkenSteel Corp.(Æ) 12,170 271
Trinseo PLC 3,016 11
Tronox Holdings PLC Class A 26,820 465
UFP Industries, Inc. 1,800 221
Unifi, Inc.(Æ) 241 1
United States Lime & Minerals, Inc. 186 55
Universal Stainless & Alloy Products, Inc.
(Æ) 5,638 126
VSE Corp. 5,335 427
Worthington Industries, Inc. 2,102 131
Worthington Steel, Inc. 2,102 75
19,408
Producer Durables - 17.3%
Aaron's Co., Inc. (The) 11,881 89
ABM Industries, Inc. 3,459 154
Adient PLC(Æ)(Û) 4,534 149
ADT, Inc. 29,813 200
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AECOM 4,959 486
AGCO Corp.(Ð) 2,727 335
Alight, Inc. Class A(Æ) 13,739 135
Allied Motion Technologies, Inc. 18,036 644
Allison Transmission Holdings, Inc. Class A 3,591 291
AMN Healthcare Services, Inc.(Æ) 3,246 203
Applied Industrial Technologies, Inc. 1,230 243
Aqua Metals, Inc.(Æ)(Ñ) 133,824 72
ArcBest Corp. 3,731 532
Arcosa , Inc. 4,758 409
Ardmore Shipping Corp. 34,634 569
Argan , Inc.(Ð) 1,526 77
Arhaus , Inc. 6,291 97
ASGN, Inc.(Æ) 1,771 186
Astec Industries, Inc. 11,097 485
Babcock & Wilcox Enterprises(Æ) 89,992 102
Badger Meter, Inc. 914 148
Barnes Group, Inc. 21,780 809
Barrett Business Services, Inc. 600 76
Bloom Energy Corp. Class A(Æ)(Ñ) 10,398 117
Blue Bird Corp.(Æ) 9,185 352
Bowlero Corp. Class A(Ñ) 7,943 109
Bowman Consulting Group, Ltd.(Æ) 3,579 125
Casella Waste Systems, Inc. Class A(Æ) 6,441 637
CBIZ, Inc.(Æ) 2,908 228
CECO Environmental Corp.(Æ) 17,894 412
Chart Industries, Inc.(Æ) 531 87
Comfort Systems USA, Inc. 1,158 368
Construction Partners, Inc. Class A(Æ) 3,443 193
Covenant Logistics Group, Inc. Class A(Ð) 674 31
CRA International, Inc. 382 57
Cross Country Healthcare, Inc.(Æ) 6,484 121
Daseke , Inc.(Æ) 41,169 342
Deluxe Corp. 30,865 636
DHT Holdings, Inc. 23,207 267
Dycom Industries, Inc.(Æ) 703 101
Eagle Bulk Shipping, Inc.(Ñ) 6,864 429
Embraer SA - ADR(Æ) 4,071 108
Encore Wire Corp. 846 222
Energy Recovery, Inc.(Æ)(Ð) 2,455 39
EnerSys 5,296 500
Ennis, Inc. 4,049 83
Enviri Corp.(Æ)(Ð) 1,521 14
Esab Corp. 2,256 249
EVERTEC, Inc. 3,058 122
ExlService Holdings, Inc.(Æ) 11,685 372
Exponent, Inc. 1,543 128
Faro Technologies, Inc.(Æ) 1,831 39
Federal Signal Corp. 4,579 389
Flowserve Corp. 14,690 671
Fluor Corp.(Æ) 11,434 483
Flywire Corp.(Æ)(Ð) 5,643 140
Franklin Electric Co., Inc. 1,402 150
Frontdoor , Inc.(Æ) 2,236 73
Frontier Group Holdings, Inc.(Æ)(Ñ) 31,650 257
Genco Shipping & Trading, Ltd. 8,775 178
Generac Holdings, Inc.(Æ) 731 92
GEO Group, Inc. (The)(Æ) 11,325 160
Granite Construction, Inc. 5,921 338
Green Dot Corp. Class A(Æ) 2,768 26

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Heartland Express, Inc. 5,486 66
Heidrick & Struggles International, Inc. 10,394 350
Helios Technologies, Inc. 1,046 47
Herc Holdings, Inc. Class W 733 123
Hillman Solutions Corp.(Æ) 14,308 152
HNI Corp. 3,475 157
Hub Group, Inc. Class A 3,002 130
Hyster -Yale Materials Handling, Inc. 787 51
I3 Verticals, Inc. Class A(Æ) 37,197 851
ICF International, Inc. 1,329 200
Insperity , Inc. 2,430 266
Integrated Electrical Services, Inc.(Æ) 1,111 135
International Seaways, Inc. 3,643 194
Janus International Group, Inc.(Æ) 22,536 341
Kadant , Inc. 477 157
Kennametal, Inc. 5,108 127
Knight-Swift Transportation Holdings, Inc.
(Û) 6,924 381
Korn Ferry 2,556 168
Landstar System, Inc. 1,788 345
Limbach Holdings, Inc.(Æ) 2,100 87
Mama's Creations, Inc.(Æ) 23,800 119
Manitowoc Co., Inc. (The)(Æ) 8,575 121
ManpowerGroup , Inc. 6,830 530
Marten Transport, Ltd. 3,951 73
MasTec , Inc.(Æ) 1,313 122
Matson, Inc. 1,670 188
Mesa Laboratories, Inc. 6,358 698
Microvast Holdings, Inc.(Æ)(Ð) 13,791 12
MillerKnoll , Inc. 16,346 405
Mirion Technologies, Inc.(Æ) 8,890 101
Mitek Systems, Inc.(Æ) 45,537 642
Moneylion , Inc.(Æ) 1,510 108
Moog, Inc. Class A 1,306 209
Mueller Industries, Inc. 3,230 174
MYR Group, Inc.(Æ) 737 130
National Research Corp. Class A 1,447 57
NEXTracker , Inc. Class A(Æ)(Ð) 6,659 375
Orion Group Holdings, Inc.(Æ) 51,682 424
Oshkosh Corp. 3,438 429
PAM Transportation Services, Inc.(Æ) 611 10
Payoneer Global, Inc.(Æ) 20,304 99
Paysafe , Ltd.(Æ) 2,520 40
Phinia , Inc. 3,136 121
Powell Industries, Inc.(Ð) 691 98
Primoris Services Corp. 4,450 189
PROG Holdings, Inc. 9,246 318
Proto Labs, Inc.(Æ) 4,827 173
Radiant Logistics, Inc.(Æ) 29,849 162
Repay Holdings Corp.(Æ) 65,435 720
Resources Connection, Inc. 14,794 195
Robert Half, Inc.(Ð)(Û) 5,277 418
RXO, Inc.(Æ)(Ð) 12,746 279
Ryder System, Inc.(Ð) 543 65
Ryerson Holding Corp. 8,660 290
Saia, Inc.(Æ) 826 483
Schneider National, Inc. Class B 6,610 150
Scorpio Tankers, Inc. 9,830 703
Scotts Miracle- Gro Co. (The) Class A 5,357 400
SHYFT Group, Inc. (The) 3,520 44
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Skyline Champion Corp.(Æ) 10,097 858
Sleep Number Corp.(Æ) 2,812 45
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 5,919 214
Stagwell , Inc.(Æ) 4,332 27
Star Bulk Carriers Corp.(Ñ) 12,954 309
Steelcase, Inc. Class A 5,170 68
Stericycle, Inc.(Æ) 2,384 126
Sterling Infrastructure, Inc.(Æ) 4,017 443
Stoneridge, Inc.(Æ) 33,029 609
Sun Country Airlines Holdings, Inc.(Æ) 15,081 228
Teekay Tankers, Ltd. Class A 5,835 341
Terex Corp. 7,193 463
Thermon Group Holdings, Inc.(Æ) 9,304 304
Tidewater, Inc.(Æ) 3,047 280
Titan International, Inc.(Æ) 3,142 39
TopBuild Corp.(Æ) 1,376 606
TreeHouse Foods, Inc.(Æ) 6,469 252
TriNet Group, Inc. 2,108 279
TrueBlue , Inc.(Æ) 2,720 34
Tutor Perini Corp.(Æ) 13,966 202
U-Haul Holding Co.(Æ)(Û) 1,724 116
UniFirst Corp. 566 98
Universal Truckload Services, Inc. 7,254 267
V2X, Inc.(Æ) 4,394 205
Vertiv Holdings Co. Class A 4,307 352
Watts Water Technologies, Inc. Class A 797 169
Werner Enterprises, Inc. 13,135 514
WESCO International, Inc. 2,016 345
WillScot Mobile Mini Holdings Corp.(Æ) 5,757 268
Xerox Holdings Corp.(Û) 21,254 380
XPO, Inc.(Æ) 1,447 177
ZipRecruiter, Inc. Class A(Æ) 8,199 94
38,850
Technology - 14.0%
8x8, Inc.(Æ)(Ð) 78,330 211
A10 Networks, Inc. 49,450 677
ACM Research, Inc. Class A(Æ) 10,577 308
Adeia , Inc.(Ð) 972 11
ADTRAN Holdings, Inc.(Ð) 9,413 51
Agilysys , Inc.(Æ) 1,396 118
Alpha & Omega Semiconductor, Ltd.(Æ) 1,380 30
Altair Engineering, Inc. Class A(Æ) 1,643 142
Ambarella , Inc.(Æ) 1,875 95
American Software, Inc. Class A 93,777 1,074
Amkor Technology, Inc.(Û) 9,928 320
Appfolio , Inc. Class A(Æ) 2,093 516
AppLovin Corp. Class A(Æ) 453 31
Arlo Technologies, Inc.(Æ) 4,821 61
Augmedix , Inc.(Æ)(Ñ) 52,997 217
AvePoint , Inc.(Æ) 11,923 94
Axcelis Technologies, Inc.(Æ) 1,315 147
Bandwidth, Inc. Class A(Æ)(Ð) 1,902 35
BigCommerce Holdings, Inc.(Æ)(Ð) 7,580 52
Box, Inc. Class A(Æ)(Ð) 11,586 328
Braze, Inc. Class A(Æ) 1,493 66
Brightcove , Inc.(Æ)(Ð) 931 2
Bumble, Inc. Class A(Æ) 2,174 25
Calix, Inc.(Æ) 6,039 200

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cars.com, Inc.(Æ) 14,061 242
Cirrus Logic, Inc.(Æ) 3,547 328
Cohu , Inc.(Æ) 3,990 133
CommScope Holding Co., Inc.(Æ) 32,609 43
CommVault Systems, Inc.(Æ) 2,545 258
Conduent , Inc.(Æ)(Ð) 6,630 22
Conduent , Inc. Class A(Æ)(Ð) 7,943 242
Couchbase , Inc.(Æ)(Ð) 1,453 38
Credo Technology Group Holding, Ltd.(Æ) 14,878 315
CS Disco, Inc.(Æ)(Ð) 1,680 14
CSG Systems International, Inc. 1,810 93
CyberArk Software, Ltd.(Æ) 985 262
Digital Turbine, Inc.(Æ)(Ð) 2,600 7
DigitalBridge Group, Inc. 6,583 127
DigitalOcean Holdings, Inc.(Æ)(Ð) 4,462 170
Diodes, Inc.(Æ) 1,625 115
DocuSign, Inc.(Æ) 376 22
Domo, Inc. Class B(Æ)(Ð) 4,272 38
Donnelley Financial Solutions, Inc.(Æ) 1,683 104
DoubleVerify Holdings, Inc.(Æ) 10,724 377
Dropbox, Inc. Class A(Æ)(Ð) 14,574 354
DXC Technology Co.(Æ) 13,508 286
Elastic NV(Æ) 439 44
Endava PLC - ADR(Æ) 4,031 153
ePlus , Inc.(Æ) 2,237 176
Eventbrite, Inc. Class A(Æ)(Ð) 8,469 46
EverQuote , Inc. Class A(Æ) 13,254 246
Expensify, Inc. Class A(Æ)(Ð) 1,326 2
FormFactor , Inc.(Æ) 6,609 302
Gitlab , Inc. Class A(Æ) 4,052 236
Guidewire Software, Inc.(Æ) 7,093 828
Harmonic, Inc.(Æ) 18,061 243
IDT Corp. Class B 3,897 147
Immersion Corp. 24,155 181
Infinera Corp.(Æ)(Ð) 3,283 20
Informatica , Inc. Class A(Æ) 4,365 153
Insight Enterprises, Inc.(Æ) 840 156
Integral Ad Science Holding LLC(Æ) 8,822 88
JFrog , Ltd.(Æ) 1,370 61
Kaltura , Inc.(Æ) 160,963 217
KBR, Inc. 11,629 740
Kulicke & Soffa Industries, Inc. 12,287 618
Kyndryl Holdings, Inc.(Æ) 16,202 353
Lyft, Inc. Class A(Æ)(Û) 17,574 340
MACOM Technology Solutions Holdings,
Inc.(Æ) 1,858 178
Manhattan Associates, Inc.(Æ) 113 28
Maplebear , Inc.(Æ)(Û) 1,220 45
MaxLinear , Inc. Class A(Æ) 9,623 180
MeridianLink , Inc.(Æ) 1,186 22
MicroStrategy , Inc. Class A(Æ)(Ñ) 306 522
Model N, Inc.(Æ) 29,503 840
Monday.com, Ltd.(Æ) 827 187
NAPCO Security Technologies, Inc. 6,342 255
NETGEAR, Inc.(Æ) 2,384 38
nLight , Inc.(Æ) 3,415 44
Novanta , Inc.(Æ) 893 156
Nutanix , Inc. Class A(Æ) 9,631 594
NVE Corp. 3,687 332
ON24, Inc. 24,734 177
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OneSpan , Inc.(Æ) 21,876 254
Onto Innovation, Inc.(Æ) 2,451 444
Ooma , Inc.(Æ) 16,021 137
Opendoor Technologies, Inc.(Æ)(Ð) 6,418 19
Outset Medical, Inc.(Æ)(Ð) 4,332 10
PDF Solutions, Inc.(Æ) 26,924 907
Pegasystems , Inc. 7,388 478
Perficient , Inc.(Æ) 1,928 109
Photronics , Inc.(Æ) 6,694 190
Planet Labs PBC(Æ)(Ð) 5,481 14
PlayAGS , Inc.(Æ) 30,144 271
Playtika Holding Corp. 4,128 29
Power Integrations, Inc. 1,732 124
Preformed Line Products Co. 447 58
Procore Technologies, Inc.(Æ) 4,520 371
Progress Software Corp. 1,588 85
Pros Holdings, Inc.(Æ) 4,651 169
PubMatic, Inc. Class A(Æ) 6,687 159
Qualys , Inc.(Æ) 4,577 764
Rackspace Technology, Inc.(Æ)(Ð) 7,780 12
RADCOM, Ltd.(Æ) 10,957 122
Rambus, Inc.(Æ) 2,964 183
Ribbon Communications, Inc.(Æ)(Ð) 4,404 14
RingCentral, Inc. Class A(Æ) 5,605 195
Roku, Inc.(Æ)(Ð) 2,854 186
Samsara, Inc. Class A(Æ) 4,546 172
Sanmina Corp.(Æ) 2,005 125
Sapiens International Corp. NV 2,165 70
SecureWorks Corp. Class A(Æ) 914 6
SentinelOne , Inc. Class A(Æ) 10,238 239
Shutterstock , Inc. 1,286 59
Silicon Laboratories, Inc.(Æ) 3,679 529
Silicon Motion Technology Corp. - ADR 2,204 170
SimilarWeb , Ltd.(Æ) 10,578 95
Simulations Plus, Inc. 19,503 803
SMART Global Holdings, Inc.(Æ) 7,093 187
Smartsheet , Inc. Class A(Æ)(Ð) 6,557 252
Sonos , Inc.(Æ) 16,358 312
Sprout Social, Inc. Class A(Æ) 2,173 130
SPS Commerce, Inc.(Æ) 900 166
Squarespace, Inc. Class A(Æ) 3,999 146
Super Micro Computer, Inc.(Æ) 1,521 1,536
Synaptics , Inc.(Æ) 1,460 142
Telos Corp.(Æ) 3,228 13
Tenable Holdings, Inc.(Æ) 6,743 333
Teradata Corp.(Æ) 2,000 77
Thoughtworks Holding, Inc.(Æ)(Ð) 5,128 13
Tower Semiconductor, Ltd.(Æ) 7,686 257
TrueCar , Inc.(Æ) 56,670 192
TTM Technologies, Inc.(Æ) 8,022 126
Unisys Corp.(Æ)(Ð) 7,413 36
Upland Software, Inc.(Æ) 1,000 3
Upwork , Inc.(Æ) 4,986 61
Varonis Systems, Inc.(Æ) 4,653 219
Viavi Solutions, Inc. Class W(Æ) 16,274 148
Vimeo, Inc.(Æ) 67,796 277
Vishay Intertechnology , Inc. 18,877 428
VTEX Class A(Æ) 53,008 433
Weave Communications, Inc.(Æ)(Ð) 1,728 20
Wix.com, Ltd.(Æ) 763 105

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WNS Holdings, Ltd.(Æ) 8,100 409
Workiva , Inc.(Æ) 4,737 402
Xperi , Inc.(Æ) 4,580 55
Yext , Inc.(Æ)(Ð) 7,780 47
Zeta Global Holdings Corp. Class A(Æ) 7,679 84
31,530
Utilities - 5.2%
Allete , Inc. 8,847 528
APA Corp.(Ð) 1,994 69
Artesian Resources Corp. Class A 10,893 404
Avista Corp. 2,406 84
Brookfield Infrastructure Corp. Class A 1,615 58
California Resources Corp. 4,861 268
California Water Service Group 5,475 254
Callon Petroleum Co.(Æ) 6,942 248
Chord Energy Corp. 1,093 195
Civitas Resources, Inc. 3,317 252
CNX Resources Corp.(Æ) 13,841 328
Evolution Petroleum Corp. 65,819 404
Excelerate Energy, Inc. Class A(Ð) 21,139 339
Genie Energy, Ltd. Class B 6,180 93
Golar LNG, Ltd. 6,169 148
Gulfport Energy Corp.(Æ) 720 115
IDACORP, Inc. 3,666 341
Iridium Communications, Inc.(Ð) 6,500 170
Kosmos Energy, Ltd.(Æ) 75,957 453
Magnolia Oil & Gas Corp. Class A 29,847 775
New Jersey Resources Corp. 2,126 91
Northern Oil and Gas, Inc. 4,080 162
NorthWestern Corp. 1,849 94
NRG Energy, Inc.(Û) 9,417 637
ONE Gas, Inc. 1,467 95
Permian Resources Corp. 56,555 999
Pinnacle West Capital Corp.(Ð) 998 75
Portland General Electric Co. 8,709 366
RGC Resources, Inc. 5,423 110
SandRidge Energy, Inc. 13,950 203
Saturn Oil & Gas, Inc.(Æ) 71,408 134
SilverBow Resources, Inc.(Æ) 13,607 465
Southwest Gas Holdings, Inc. 1,746 133
Spire, Inc. 4,023 247
Talos Energy, Inc.(Æ) 15,739 219
UGI Corp. 11,611 285
Unitil Corp. 8,832 462
Vistra Corp.(Û) 10,869 757
York Water Co. (The) 13,413 486
11,546
Total Common Stocks
(cost $186,109) 225,004
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 9,623,421 (∞) 9,621
Total Short-Term Investments
(cost $9,620) 9,621
Other Securities - 1.6%
U.S. Cash Collateral Fund(@)(×) 3,562,960 (∞)
3,563
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Other Securities
(cost $3,563) 3,563
Total Investments - 106.0%
(identified cost $199,292) 238,188
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (1,288) (131)
Akoustis Technologies, Inc.(Æ) (6,397) (4)
Altice USA, Inc. Class A(Æ) (7,583) (20)
America's Car-Mart, Inc.(Æ) (393) (25)
AMMO, Inc.(Æ) (3,252) (9)
Bally's Corp.(Æ) (2,098) (29)
BARK, Inc.(Æ) (2,500) (3)
Boston Omaha Corp. Class A(Æ) (1,420) (22)
Byrna Technologies, Inc.(Æ) (779) (11)
Churchill Downs, Inc. (1,216) (150)
Clarus Corp. (101) (1)
Crocs, Inc.(Æ) (555) (80)
Driven Brands Holdings, Inc.(Æ) (3,618) (57)
Ethan Allen Interiors, Inc. (1,371) (47)
FirstCash Holdings, Inc. (986) (126)
Full House Resorts, Inc.(Æ) (1,555) (9)
GrowGeneration Corp.(Æ) (400) (1)
Guess?, Inc. (1,306) (41)
Joby Aviation, Inc.(Æ) (9,940) (53)
Kura Sushi USA, Inc. Class A(Æ) (178) (21)
Lithia Motors, Inc. Class A (461) (139)
Skillsoft Corp.(Æ) (180) (2)
Topgolf Callaway Brands Corp.(Æ) (7,566) (122)
Vicor Corp.(Æ) (744) (28)
Victoria's Secret & Co.(Æ) (1,330) (26)
XPEL, Inc.(Æ) (765) (41)
Ziff Davis, Inc.(Æ) (1,445) (91)
(1,289)
Consumer Staples - (0.1)%
Alico , Inc. (620) (18)
B&G Foods, Inc. Class A (3,754) (43)
Krispy Kreme, Inc. (2,950) (45)
MGP Ingredients, Inc. (1,017) (88)
Westrock Coffee Co.(Æ) (2,074) (21)
(215)
Energy - (0.2)%
Ameresco , Inc. Class A(Æ) (1,494) (36)
Array Technologies, Inc.(Æ) (4,003) (60)
Cleanspark , Inc.(Æ) (1,240) (26)
Core Laboratories, Inc. (1,221) (21)
Ring Energy, Inc.(Æ) (5,809) (11)
Shoals Technologies Group, Inc. Class A(Æ) (6,426) (72)
Sitio Royalties Corp. Class A (2,456) (61)
Sunnova Energy International, Inc.(Æ) (3,102) (19)
TPI Composites, Inc.(Æ) (1,000) (3)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Uranium Energy Corp.(Æ) (12,583) (85)
(394)
Financial Services - (0.7)%
AGNC Investment Corp.(ö) (1,733) (17)
Applied Digital Corp.(Æ) (2,869) (12)
Arbor Realty Trust, Inc.(ö) (6,280) (83)
ARMOUR Residential REIT, Inc.(ö) (4,456) (88)
Capitol Federal Financial, Inc. (8,021) (48)
City Holding Co. (211) (22)
Columbia Financial, Inc.(Æ) (371) (6)
Distribution Solutions Group, Inc.(Æ) (938) (33)
Dynex Capital, Inc.(ö) (2,333) (29)
European Wax Center, Inc. Class A(Æ) (1,372) (18)
First Financial Bankshares , Inc. (1,709) (56)
Franklin BSP Realty Trust, Inc.(ö) (2,527) (34)
FTAI Infrastructure, Inc. (559) (4)
Glacier Bancorp, Inc. (4,555) (184)
Global Net Lease, Inc.(ö) (11,495) (89)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (4,331) (123)
Healthcare Realty Trust, Inc.(ö) (9,552) (135)
Lakeland Financial Corp. (1,150) (76)
Medical Properties Trust, Inc.(ö) (27,556) (130)
New York Community Bancorp, Inc. (15,652) (50)
Office Properties Income Trust(ö) (3,200) (7)
Old National Bancorp (2,315) (40)
Park National Corp. (356) (48)
Ready Capital Corp.(ö) (6,989) (64)
ServisFirst Bancshares, Inc. (1,741) (116)
Stock Yards Bancorp, Inc. (711) (35)
WW International, Inc.(Æ) (3,220) (6)
(1,553)
Health Care - (1.1)%
Acadia Healthcare Co., Inc.(Æ) (1,887) (149)
AdaptHealth Corp.(Æ) (4,843) (56)
Allovir , Inc.(Æ) (1,100) (1)
Anavex Life Sciences Corp.(Æ) (2,372) (12)
Atossa Therapeutics, Inc.(Æ) (5,368) (10)
Avid Bioservices , Inc.(Æ) (4,076) (27)
Bio- Techne Corp. (2,130) (150)
Brookdale Senior Living, Inc. Class A(Æ) (7,459) (49)
Caribou Biosciences, Inc.(Æ) (2,555) (13)
ClearPoint Neuro, Inc.(Æ) (537) (4)
Collegium Pharmaceutical, Inc.(Æ) (1,046) (41)
CorMedix , Inc.(Æ) (1,400) (6)
Crinetics Pharmaceuticals, Inc.(Æ) (2,359) (110)
Cue Biopharma, Inc.(Æ) (1,600) (3)
Cytokinetics, Inc.(Æ) (34) (2)
Day One Biopharmaceuticals, Inc.(Æ) (828) (14)
Dyne Therapeutics, Inc.(Æ) (1,520) (43)
Emergent BioSolutions , Inc.(Æ) (4,400) (11)
EyePoint Pharmaceuticals, Inc.(Æ) (1,495) (31)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Geron Corp.(Æ) (19,717) (65)
Globus Medical, Inc. Class A(Æ) (3,125) (168)
ICU Medical, Inc.(Æ) (792) (85)
Ideaya Biosciences, Inc.(Æ) (298) (13)
Inovio Pharmaceuticals, Inc.(Æ) (787) (11)
Iovance Biotherapeutics , Inc.(Æ) (1,380) (20)
Joint Corp. (The)(Æ) (1,130) (15)
Kura Oncology, Inc.(Æ) (2,312) (49)
LifeStance Health Group, Inc.(Æ) (3,792) (23)
Lineage Cell Therapeutics, Inc.(Æ) (3,800) (6)
Neogen Corp.(Æ) (7,919) (125)
Orchestra BioMed Holdings, Inc.(Æ) (584) (3)
OrthoPediatrics Corp.(Æ) (1,176) (34)
Owens & Minor, Inc.(Æ) (288) (8)
Pliant Therapeutics, Inc.(Æ) (184) (3)
Prime Medicine, Inc.(Æ) (2,404) (17)
RadNet , Inc.(Æ) (2,419) (118)
Recursion Pharmaceuticals, Inc. Class A(Æ) (1,805) (18)
Repligen Corp.(Æ) (1,060) (195)
Revance Therapeutics, Inc.(Æ) (3,451) (17)
Rocket Pharmaceuticals, Inc.(Æ) (2,270) (61)
Select Medical Holdings Corp. (264) (8)
SIGA Technologies, Inc. (2,631) (23)
SpringWorks Therapeutics, Inc.(Æ) (1,829) (90)
Surgery Partners, Inc.(Æ) (2,285) (68)
Syndax Pharmaceuticals, Inc.(Æ) (2,182) (52)
TransMedics Group, Inc.(Æ) (906) (67)
US Physical Therapy, Inc. (670) (76)
Vaxcyte , Inc.(Æ) (2,101) (144)
Veracyte , Inc.(Æ) (5,883) (130)
Verastem , Inc.(Æ) (710) (8)
Viking Therapeutics, Inc.(Æ) (202) (17)
(2,469)
Materials and Processing - (0.2)%
5E Advanced Materials, Inc.(Æ) (1,701) (2)
AAON, Inc. (1,737) (153)
A-Mark Precious Metals, Inc. (1,005) (31)
Aspen Aerogels, Inc.(Æ) (3,160) (56)
Coeur Mining, Inc.(Æ) (12,272) (46)
Compass Minerals International, Inc. (2,502) (39)
Ivanhoe Electric, Inc.(Æ) (2,569) (25)
Mativ Holdings, Inc. (1,000) (19)
Piedmont Lithium, Inc.(Æ) (1,472) (20)
Sensient Technologies Corp. (561) (39)
SmartRent , Inc.(Æ) (6,141) (16)
(446)
Producer Durables - (0.5)%
AeroVironment , Inc.(Æ) (810) (124)
American Superconductor Corp.(Æ) (1,035) (14)
Badger Meter, Inc. (814) (132)
Casella Waste Systems, Inc. Class A(Æ) (1,741) (172)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dorman Products, Inc.(Æ) (950) (91)
Itron , Inc.(Æ) (1,373) (127)
JetBlue Airways Corp.(Æ) (14,561) (108)
LanzaTech Global, Inc.(Æ) (1,188) (4)
National CineMedia , Inc.(Æ) (534) (3)
Purple Innovation, Inc. (1,300) (2)
Stericycle, Inc.(Æ) (2,999) (158)
Workhorse Group, Inc.(Æ) (7,329) (2)
Zurn Elkay Water Solutions Corp. (4,120) (138)
(1,075)
Technology - (1.1)%
Aehr Test Systems(Æ) (164) (2)
Atomera , Inc.(Æ) (1,311) (8)
Bentley Systems, Inc. Class B (3,181) (166)
Cars.com, Inc.(Æ) (1,820) (31)
Clearfield, Inc.(Æ) (1,170) (36)
Coherent Corp.(Æ) (1,701) (103)
Digi International, Inc.(Æ) (1,276) (41)
Digimarc Corp.(Æ) (445) (12)
EchoStar Corp. Class A(Æ) (3,950) (56)
Entegris , Inc. (1,443) (203)
Envestnet , Inc.(Æ) (2,021) (117)
ePlus , Inc.(Æ) (750) (59)
Frontier Communications Parent, Inc.(Æ) (8,350) (205)
Gen Digital, Inc. (7,723) (173)
MKS Instruments, Inc. (1,179) (157)
Onto Innovation, Inc.(Æ) (1,070) (194)
PAR Technology Corp.(Æ) (2,074) (94)
PTC, Inc.(Æ) (912) (172)
Sanmina Corp.(Æ) (2,328) (145)
Shutterstock , Inc. (1,060) (49)
Terran Orbital Corp.(Æ) (12,193) (16)
Veeco Instruments, Inc.(Æ) (2,017) (71)
Vertex, Inc. Class A(Æ) (377) (12)
ViaSat , Inc.(Æ) (3,978) (72)
Vishay Intertechnology , Inc. (5,704) (129)
Wolfspeed , Inc.(Æ) (3,946) (116)
(2,439)
Utilities - (0.1)%
Civitas Resources, Inc. (229) (18)
Cogent Communications Holdings, Inc. (1,643) (107)
NextDecade Corp.(Æ) (2,654) (15)
Northern Oil and Gas, Inc. (2,566) (102)
(242)
Total Securities Sold Short
(proceeds $9,529) (10,122)
Other Assets and Liabilities,
Net - (1.5)%
(3,282)
Net Assets - 100.0%
224,784

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 92 USD 9,871 06/24 165
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 165
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 25,400 $ — $ —
$ —
$ 25,400
Consumer Staples 6,396 — —
—
6,396
Energy 11,094 — —
—
11,094
Financial Services 43,898 — —
—
43,898
Health Care 36,870 — 12
—
36,882
Materials and Processing 19,398 — 10
—
19,408
Producer Durables 38,850 — —
—
38,850
Technology 31,530 — —
—
31,530
Utilities 11,546 — —
—
11,546
Short-Term Investments — — — 9,621 9,621
Other Securities — — — 3,563 3,563
Total Investments
224,982 — 22 13,184 238,188
Securities Sold Short
*
(10,122) — — — (10,122)
Other Financial Instruments
Assets
Futures Contracts 165 — — — 165
Total Other Financial Instruments
**
$ 165 $ — $ — $ — $ 165
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
For a description of the Levels, see note 1 in the Notes to Quarter Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2024, if any, see note 1 in the Notes to
Quarter Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2024, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended March 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,962 $ 12,603 $ 12,945 $ — $ 1 $ 9,621 $ 120 $ —
U.S. Cash Collateral Fund 3,175 9,617 9,229 — — 3,563 60 —
$ 13,137 $ 22,220 $ 22,174 $ — $ 1 $ 13,184 $ 180 $ —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.0%
Australia - 1.8%
Aristocrat Leisure, Ltd. 3,255 91
ASX, Ltd. - ADR 2,670 116
Australia & New Zealand Banking
Group, Ltd. - ADR 4,869 93
BHP Group, Ltd. - ADR 43,882 1,267
Brambles, Ltd. 12,115 128
Coles Group, Ltd. 10,103 112
Commonwealth Bank of Australia
- ADR 3,378 266
Fortescue Metals Group, Ltd. 16,319 273
Glencore PLC 103,265 568
Independence Group NL 8,791 41
Insurance Australia Group, Ltd. 93,947 392
Medibank Pvt, Ltd. 36,191 89
National Australia Bank, Ltd. - ADR 4,097 92
Northern Star Resources, Ltd. 10,952 104
QBE Insurance Group, Ltd. 56,604 669
Rio Tinto PLC 9,685 614
Rio Tinto, Ltd. - ADR 1,154 92
Telstra Group, Ltd. 179,403 452
Wesfarmers, Ltd. 3,132 140
Woodside Energy Group, Ltd. 36,570 730
6,329
Austria - 0.7%
ams AG(Æ) 94,328 109
Erste Group Bank AG 34,775 1,549
Mondi PLC 38,140 672
2,330
Belgium - 0.2%
Ageas SA 10,110 468
Proximus SADP 21,425 174
642
Brazil - 0.8%
Ambev SA(Æ) 305,982 762
Atacadao SA 106,481 290
Banco Bradesco SA - ADR 192,385 550
Banco do Brasil SA 21,077 238
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 22,733 384
Telefonica Brasil SA 49,774 502
Ultrapar Participacoes SA 24,697 140
2,866
Burkina Faso - 0.1%
Endeavour Mining PLC 8,315 169
Canada - 4.7%
Alimentation Couche-Tard, Inc. 2,589 148
ARC Resources, Ltd. 14,524 259
Bank of Montreal 995 97
Bank of Nova Scotia (The) 2,326 120
Barrick Gold Corp. 27,207 453
Canadian Imperial Bank of Commerce 2,428 123
Canadian National Railway Co. 16,975 2,235
Canadian Natural Resources, Ltd. 3,283 250
Canadian Pacific Kansas City, Ltd. 1,090 96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CCL Industries, Inc. Class B 948 48
Cenovus Energy, Inc. 7,657 153
CGI Group, Inc.(Æ) 1,155 127
Constellation Software, Inc. 82 224
Dollarama, Inc. 11,089 845
Enbridge, Inc. 4,216 152
Fairfax Financial Holdings, Ltd. 253 273
Great-West Lifeco, Inc. 13,568 434
iA Financial Corp., Inc. 3,847 239
Imperial Oil, Ltd. 1,855 128
Intact Financial Corp. 883 143
Kinross Gold Corp. 14,736 90
Loblaw Cos., Ltd. 984 109
Magna International, Inc. Class A 18,333 999
Manulife Financial Corp. 44,674 1,116
Metro, Inc. Class A 960 52
National Bank of Canada 9,773 823
Nutrien, Ltd. 2,561 139
Royal Bank of Canada - GDR 13,709 1,383
Shopify, Inc. Class A(Æ) 15,497 1,196
Stantec, Inc. 10,477 870
Sun Life Financial, Inc. 16,693 911
Suncor Energy, Inc. 5,749 212
Teck Resources, Ltd. Class B 2,025 93
TELUS Corp. 3,860 62
TFI International, Inc. 924 147
Thomson Reuters Corp. 371 58
Toronto-Dominion Bank (The) 18,354 1,108
Tourmaline Oil Corp. 13,997 654
West Fraser Timber Co., Ltd. 968 84
16,653
China - 2.1%
Alibaba Group Holding, Ltd. 141,414 1,276
Baidu, Inc. Class A(Æ) 3,850 51
BOC Hong Kong Holdings, Ltd. 26,000 70
BYD Co., Ltd. Class H 27,500 703
China Merchants Bank Co., Ltd. Class
H 67,000 265
China Overseas Land & Investment,
Ltd. 201,000 290
Dongfeng Motor Group Co., Ltd. Class
H 218,000 91
H World Group, Ltd. - ADR 12,654 490
Haier Smart Home Co., Ltd. Class H 202,000 629
Lenovo Group, Ltd. 432,000 501
Tencent Holdings, Ltd. 79,984 3,121
Wilmar International, Ltd. 19,000 48
7,535
Denmark - 2.4%
AP Moller - Maersk A/S Class B 49 64
Coloplast A/S Class B 619 84
Danske Bank A/S 28,337 849
DSV A/S 3,548 576
Genmab A/S(Æ) 283 85
Novo Nordisk A/S Class B 48,113 6,163
Novozymes A/S Class B 589 35
Tryg A/S 3,314 68

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S(Æ) 25,593 711
8,635
Finland - 0.8%
Elisa OYJ 6,549 292
Nokia OYJ 446,407 1,579
Nordea Bank Abp 6,897 78
Sampo OYJ Class A 7,597 324
UPM-Kymmene OYJ 21,817 726
2,999
France - 9.0%
Accor SA 44,280 2,067
Air Liquide SA Class A 1,536 320
Airbus Group SE 8,504 1,569
Amundi SA(Þ) 14,487 994
AXA SA 28,216 1,059
BNP Paribas SA 11,838 842
Bouygues SA - ADR 6,600 269
Bureau Veritas SA 36,735 1,120
Capgemini SE 3,684 850
Carrefour SA 30,855 528
Cie de Saint-Gobain SA 10,679 828
Danone SA 5,661 366
Dassault Aviation SA 3,042 669
Dassault Systemes SE 2,279 101
Edenred SE 1,731 92
Eiffage SA 915 104
Engie SA 53,357 897
EssilorLuxottica SA 558 127
Eurazeo SE 1,650 145
Hermes International 83 213
Kering 238 94
Legrand SA - ADR 1,065 113
L'Oreal SA 3,601 1,708
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,909 3,535
Michelin (CGDE) 47,294 1,813
Orange SA - ADR 56,519 664
Pernod Ricard SA 7,675 1,241
Publicis Groupe SA - ADR 5,565 606
Renault SA 8,895 449
Rexel SA Class H 50,636 1,366
Safran SA 560 127
Sartorius Stedim Biotech 6,936 1,977
Societe Generale SA 25,733 692
Teleperformance - GDR 14,495 1,406
Thales SA 1,678 286
TotalEnergies SE 27,622 1,899
Valeo SE 19,170 239
Vinci SA 3,135 402
31,777
Germany - 6.1%
adidas AG 3,975 888
Allianz SE 1,645 493
BASF SE 40,208 2,296
Bayer AG 21,506 660
Beiersdorf AG 941 137
Brenntag SE 6,628 558
Ceconomy AG(Æ) 28,820 58
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commerzbank AG 7,694 106
Continental AG 4,072 294
Covestro AG(Æ)(Þ) 16,298 892
Daimler Truck Holding AG 55,283 2,800
Deutsche Boerse AG 12,721 2,603
Deutsche Post AG 2,236 96
Deutsche Telekom AG 13,170 320
E.ON SE 8,607 120
Evonik Industries AG 49,931 987
Fresenius Medical Care AG & Co.
KGaA 22,615 870
Fresenius SE & Co. KGaA 17,631 475
GEA Group AG 6,603 279
Hannover Rueck SE 3,054 836
Heidelberg Materials AG 10,133 1,115
Infineon Technologies AG - ADR 20,673 703
Mercedes-Benz Group AG 4,081 325
Merck KGaA 489 86
Muenchener Rueckversicherungs-
Gesellschaft AG 2,146 1,047
Rheinmetall AG 1,677 942
SAP SE - ADR 3,390 660
Siemens AG 3,988 761
Symrise AG 870 104
Talanx AG 1,383 109
21,620
Hong Kong - 2.4%
AIA Group, Ltd. 357,339 2,398
CK Asset Holdings, Ltd. 91,049 375
CK Hutchison Holdings, Ltd. Class B 87,313 422
CLP Holdings, Ltd. 60,000 479
Hang Seng Bank, Ltd. 36,700 402
Hong Kong & China Gas Co., Ltd. 110,000 84
Hong Kong Exchanges & Clearing, Ltd. 5,600 163
MTR Corp., Ltd. 55,000 181
Power Assets Holdings, Ltd. 82,000 480
Prudential PLC 48,008 452
Sino Land Co., Ltd. 56,000 58
Techtronic Industries Co., Ltd. 186,771 2,532
WH Group, Ltd.(Þ) 538,000 355
8,381
Hungary - 0.1%
OTP Bank PLC 8,256 380
India - 1.2%
HDFC Bank, Ltd. - ADR 51,951 2,908
Larsen & Toubro, Ltd. - GDR(Þ) 15,061 682
MakeMyTrip, Ltd.(Æ) 7,883 560
4,150
Ireland - 1.2%
AIB Group PLC 74,276 377
Bank of Ireland Group PLC 150,583 1,537
Kerry Group PLC Class A 16,306 1,400
Kingspan Group PLC 1,032 94
Medtronic PLC 7,853 684
Smurfit Kappa Group PLC 2,179 99
4,191

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.1%
Bank Hapoalim BM 10,568 99
Bank Leumi Le-Israel BM 12,839 107
Check Point Software Technologies,
Ltd.(Æ) 1,026 168
Nice, Ltd.(Æ) 547 142
516
Italy - 2.9%
Assicurazioni Generali SpA 6,169 156
BPER Banca 111,420 526
Coca-Cola HBC AG - ADR(Æ) 2,806 89
Davide Campari-Milano NV 51,444 517
Enel SpA 224,172 1,480
Eni SpA - ADR 56,956 903
FinecoBank Banca Fineco SpA 137,734 2,063
Intesa Sanpaolo SpA 28,762 104
Moncler SpA 8,642 645
Recordati SpA 5,843 323
Ryanair Holdings PLC - ADR 6,847 997
Snam Rete Gas SpA 100,956 476
Terna Rete Elettrica Nazionale SpA 44,770 371
UniCredit SpA 43,166 1,638
10,288
Japan - 15.7%
Advantest Corp. 10,700 478
Ajinomoto Co., Inc. 2,700 101
Alfresa Holdings Corp. 10,500 152
Alps Alpine Co., Ltd. 19,100 150
Amada Co., Ltd. 19,900 228
Asahi Group Holdings, Ltd. 1,600 59
Astellas Pharma, Inc. 47,100 506
Bridgestone Corp. 25,800 1,145
Brother Industries, Ltd. 8,600 160
Canon, Inc. 33,800 1,006
Chugai Pharmaceutical Co., Ltd. 3,600 138
Dai-ichi Life Holdings, Inc. 25,250 644
Daiichi Sankyo Co., Ltd. 26,600 845
Daikin Industries, Ltd. 500 68
Daito Trust Construction Co., Ltd. 3,500 399
Daiwa House Industry Co., Ltd. 4,700 140
DeNA Co., Ltd. 13,400 132
Denso Corp. 38,400 735
Dentsu, Inc. 4,100 114
Disco Corp. 700 257
Eisai Co., Ltd. 13,740 566
Fast Retailing Co., Ltd. 400 124
Fuji Electric Co., Ltd. 1,900 127
FUJIFILM Holdings Corp. 5,700 128
Fujitsu, Ltd. 9,000 144
Fukuoka Financial Group, Inc. 21,200 565
Hakuhodo DY Holdings, Inc. 25,200 227
Hino Motors, Ltd.(Æ) 37,700 126
Hirose Electric Co., Ltd. 1,100 113
Honda Motor Co., Ltd. 39,813 492
Hoya Corp. 800 100
Iida Group Holdings Co., Ltd. 21,800 282
Isuzu Motors, Ltd. 55,300 747
ITOCHU Corp. 20,000 858
Japan Airlines Co., Ltd. 13,000 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 5,000 135
Japan Post Bank Co., Ltd. Class A 4,600 50
Japan Post Holdings Co., Ltd. 15,600 157
Japan Tobacco, Inc. 27,400 730
JGC Holdings Corp. 18,600 182
Kajima Corp. 5,100 105
Kao Corp. 21,500 804
KDDI Corp. 25,700 760
Keyence Corp. 6,000 2,790
Kirin Holdings Co., Ltd. 57,300 796
Komatsu, Ltd. 40,100 1,187
Kubota Corp. 41,000 653
Kyocera Corp. 55,900 747
Makita Corp. 13,168 374
Mazda Motor Corp. 7,900 92
MEIJI Holdings Co., Ltd. 8,400 183
Minebea Co., Ltd. 41,500 814
Mitsubishi Corp. 5,300 122
Mitsubishi Electric Corp. 41,800 701
Mitsubishi Estate Co., Ltd. 35,300 642
Mitsubishi Gas Chemical Co., Inc. 18,800 316
Mitsubishi HC Capital, Inc. 13,300 93
Mitsubishi UFJ Financial Group, Inc. 26,800 273
Mitsui & Co., Ltd. 2,200 103
MS&AD Insurance Group Holdings,
Inc. 99,600 1,762
Murata Manufacturing Co., Ltd. 7,200 136
NEC Corp. 1,700 124
Nikon Corp. 18,600 188
Nintendo Co., Ltd. 4,200 230
Nippon Prologis, Inc.(Æ)(ö) 84 150
Nippon Steel Corp. 3,700 89
Nippon Telegraph & Telephone Corp. 106,550 127
Nippon Television Holdings, Inc. 15,800 231
Nippon Yusen 3,700 101
Nissan Motor Co., Ltd. 142,100 564
Nissin Foods Holdings Co., Ltd. 3,300 91
Nitto Denko Corp. 24,800 2,266
Obayashi Corp. 11,200 133
Obic Co., Ltd. 400 60
Olympus Corp. 45,700 657
Ono Pharmaceutical Co., Ltd. 35,391 580
ORIX Corp. 4,200 92
Otsuka Holdings Co., Ltd. 6,000 249
Panasonic Holdings Corp. 6,800 65
Recruit Holdings Co., Ltd. 6,600 291
Resona Holdings, Inc. 222,400 1,374
SCSK Corp. 5,000 93
Secom Co., Ltd. 2,600 189
Sega Sammy Holdings, Inc. 16,200 200
Sekisui Chemical Co., Ltd. 19,100 279
Sekisui House, Ltd. 7,400 168
SG Holdings Co., Ltd. 12,200 155
Shin-Etsu Chemical Co., Ltd. 83,275 3,654
Shionogi & Co., Ltd. 3,100 159
SMC Corp. 1,100 621
SoftBank Corp. 8,700 112
Sompo Japan Nipponkoa Holdings, Inc. 26,400 553
Sony Group Corp. 8,510 729
Stanley Electric Co., Ltd. 12,839 227

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Subaru Corp. 41,944 955
Sumitomo Electric Industries, Ltd. 35,000 542
Sumitomo Heavy Industries, Ltd. 8,000 252
Sumitomo Mitsui Financial Group, Inc. 8,900 520
Sumitomo Mitsui Trust Holdings, Inc. 38,600 832
Sumitomo Rubber Industries, Ltd. 18,400 227
Suntory Beverage & Food, Ltd. 16,400 554
T&D Holdings, Inc. 61,900 1,077
Taiheiyo Cement Corp. 8,800 202
Takeda Pharmaceutical Co., Ltd. 31,000 862
TDK Corp. 11,700 575
Terumo Corp. 6,400 117
THK Co., Ltd. 15,600 367
Tokio Marine Holdings, Inc. 34,100 1,071
Tokyo Electron, Ltd. 10,010 2,625
Toray Industries, Inc. 138,000 663
Toyota Motor Corp. 43,600 1,096
Trend Micro, Inc. 1,800 92
Tsuruha Holdings, Inc. 3,200 228
Unicharm Corp. 4,300 137
USS Co., Ltd. 16,000 132
Yamaha Motor Co., Ltd. 45,600 420
Yamato Holdings Co., Ltd. 25,994 374
55,731
Luxembourg - 1.1%
ArcelorMittal SA 36,102 992
Eurofins Scientific SE 28,892 1,840
RTL Group SA 5,556 187
Spotify Technology SA(Æ) 3,641 961
3,980
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 169,869 854
Malaysia - 0.1%
CIMB Group Holdings BHD 193,117 268
Mexico - 0.0%
Fresnillo PLC 17,684 105
Netherlands - 6.1%
ABN AMRO Bank NV(Þ) 36,355 624
Adyen NV(Æ)(Þ) 176 298
Akzo Nobel NV 1,051 78
Argenx SE(Æ) 1,166 460
ASM International NV 310 189
ASML Holding NV 2,567 2,465
BE Semiconductor Industries NV 882 135
Ferrari NV 2,347 1,023
Heineken NV 19,761 1,904
ING Groep NV 113,344 1,867
Koninklijke Ahold Delhaize NV 4,432 132
Koninklijke KPN NV 126,988 475
Koninklijke Philips NV 87,777 1,760
NN Group NV 12,908 597
Randstad NV 29,581 1,560
Shell PLC 124,112 4,130
Universal Music Group NV 123,057 3,700
VEON, Ltd. - ADR(Æ) 5,377 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wolters Kluwer NV 1,240 194
21,720
New Zealand - 0.1%
Spark New Zealand, Ltd. 91,708 261
Norway - 0.2%
DNB Bank ASA 6,002 119
Equinor ASA Class N 5,100 137
Norsk Hydro ASA 13,400 74
Orkla ASA 35,142 248
Telenor ASA 11,896 132
710
Portugal - 0.1%
Energias de Portugal SA 7,648 30
Jeronimo Martins SGPS SA 10,131 201
231
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
Lukoil PJSC(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC(Š) 88,440 —
—
Singapore - 0.6%
CapitaLand Ascendas REIT(ö) 27,900 57
DBS Group Holdings, Ltd. 3,756 101
Grab Holdings, Ltd. Class A(Æ) 25,734 81
Oversea-Chinese Banking Corp., Ltd. 85,792 858
Singapore Exchange, Ltd. 7,900 54
Singapore Technologies Engineering,
Ltd. 29,300 87
Singapore Telecommunications, Ltd. 361,700 678
STMicroelectronics NV 1,934 83
United Overseas Bank, Ltd. 4,700 102
2,101
South Africa - 0.2%
Anglo American PLC 11,394 281
MTN Group, Ltd. 33,103 164
Old Mutual, Ltd. 387,774 241
686
South Korea - 1.3%
Coway Co., Ltd. 4,975 208
Hankook Tire & Technology Co., Ltd. 5,913 237
Hyundai Mobis Co., Ltd. 2,710 527
KB Financial Group, Inc. 13,044 679
KT Corp. - ADR 33,867 475
LG Energy Solution, Ltd.(Æ) 1,113 332
Samsung Electronics Co., Ltd. 17,522 1,049
Shinhan Financial Group Co., Ltd. 31,403 1,109
4,616
Spain - 2.1%
Amadeus IT Group SA Class A 28,302 1,815
Banco Bilbao Vizcaya Argentaria SA
- ADR 9,306 111
Banco Santander SA - ADR 20,378 100

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CaixaBank SA(Ñ) 224,118 1,087
Cellnex Telecom SA(Þ) 17,817 630
Endesa SA - ADR 2,131 39
Iberdrola SA 15,811 196
Industria de Diseno Textil SA 62,829 3,164
Redeia Corp. SA 7,686 131
7,273
Sweden - 1.9%
Assa Abloy AB Class B 27,405 786
Atlas Copco AB Class A 11,526 195
Atlas Copco AB Class B 52,449 774
Boliden AB 12,387 343
Epiroc AB Class A 5,150 97
Essity Aktiebolag Class B 26,634 633
Hexagon AB Class B 143,041 1,693
Investor AB Class B 4,112 103
Sandvik AB 25,023 555
Skandinaviska Enskilda Banken AB
Class A 10,055 136
SKF AB Class B(Ñ) 38,762 790
Svenska Handelsbanken AB Class A 8,008 81
Telefonaktiebolaget LM Ericsson Class
B 81,148 447
Volvo AB Class B 3,393 92
6,725
Switzerland - 4.4%
ABB, Ltd. 1,252 58
Adecco Group AG 13,302 526
Alcon, Inc. 7,335 607
Baloise Holding AG 608 95
Barry Callebaut AG 32 47
Chocoladefabriken Lindt & Spruengli
AG 6 72
DSM-Firmenich AG 760 86
EMS-Chemie Holding AG 402 308
Geberit AG 180 106
Givaudan SA 37 165
Julius Baer Group, Ltd. 18,724 1,081
Kuehne & Nagel International AG 2,398 667
Logitech International SA 962 86
Novartis AG 28,885 2,797
Partners Group Holding AG 552 789
Schindler Holding AG 827 206
SGS SA 6,736 653
Sika AG 257 77
Straumann Holding AG 526 84
Swatch Group AG (The) Class B 2,120 492
Swiss Life Holding AG 189 133
Swisscom AG 1,235 755
UBS Group AG 155,693 4,785
Zurich Insurance Group AG 1,817 980
15,655
Taiwan - 2.6%
Catcher Technology Co., Ltd. 42,513 289
E Ink Holdings, Inc. 71,000 504
Hon Hai Precision Industry Co., Ltd. 272,184 1,323
Taiwan Semiconductor Manufacturing
Co., Ltd. 132,000 3,180
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 29,406 4,001
9,297
Thailand - 0.1%
Kasikornbank PCL 146,900 499
United Kingdom - 8.5%
3i Group PLC 7,817 277
Ashtead Group PLC 1,895 135
AstraZeneca PLC 12,908 1,738
Auto Trader Group PLC(Þ) 10,287 91
Babcock International Group PLC 40,758 267
BAE Systems PLC 12,460 212
Barclays PLC 290,382 675
Barratt Developments PLC 36,562 220
Berkeley Group Holdings PLC 756 45
BP PLC 187,758 1,180
British American Tobacco PLC 37,139 1,129
British Land Co. PLC (The)(ö) 44,556 223
BT Group PLC 250,543 347
Burberry Group PLC 28,319 434
Centrica PLC 45,869 74
Compass Group PLC 74,900 2,195
Diageo PLC 2,810 104
easyJet PLC 68,500 493
Flutter Entertainment PLC(Æ) 5,620 1,122
HSBC Holdings PLC 234,207 1,831
Imperial Tobacco Group PLC 2,349 52
Intermediate Capital Group PLC 26,492 688
Intertek Group PLC 31,567 1,989
J Sainsbury PLC 289,283 989
Kingfisher PLC 110,109 346
Land Securities Group PLC(ö) 30,109 250
London Stock Exchange Group PLC 1,322 158
NatWest Group PLC 229,940 770
Pearson PLC 7,718 101
Reckitt Benckiser Group PLC 32,653 1,858
RELX PLC 47,326 2,045
Rolls-Royce Holdings PLC(Æ) 42,052 226
Sage Group PLC (The) 9,700 155
Schroders PLC 34,148 163
Smith & Nephew PLC 8,755 111
St. James's Place PLC 27,635 163
Standard Chartered PLC 193,167 1,637
Tate & Lyle PLC 29,942 233
Tesco PLC 379,809 1,421
Travis Perkins PLC 26,830 247
Unilever PLC 24,376 1,224
United Utilities Group PLC 5,357 70
Vodafone Group PLC 180,615 160
Wausau Paper Corp. 63,950 605
Weir Group PLC (The) 66,983 1,709
30,162
United States - 10.1%
Accenture PLC Class A 5,638 1,954
Allegion PLC 17,544 2,364
Amdocs, Ltd. 16,401 1,482
Aon PLC Class A 6,163 2,057
ARM Holdings PLC - ADR(Æ) 778 97

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CRH PLC 1,354 117
CSL, Ltd. 835 157
Experian PLC 3,487 152
GSK Finance No. 3 PLC 111,644 2,398
Haleon PLC 753,009 3,160
Holcim AG(Æ) 7,190 654
Las Vegas Sands Corp. 14,357 742
Linde PLC 8,305 3,856
Lululemon Athletica, Inc.(Æ) 1,754 685
Nestle SA 37,039 3,933
Roche Holding AG 9,804 2,503
Sanofi SA - ADR 27,879 2,736
Schlumberger NV 43,552 2,387
Schneider Electric SE 18,088 4,090
Stellantis NV 4,484 128
Tenaris SA 17,067 337
35,989
Total Common Stocks
(cost $291,384) 326,324
Preferred Stocks - 1.4%
Brazil - 0.1%
Raizen Energia SA
6.566% (Ÿ) 385,686 272
Germany - 0.6%
Henkel AG & Co. KGaA
2.609% (Ÿ) 13,761 1,106
Volkswagen AG
7.282% (Ÿ) 7,774 1,031
2,137
South Korea - 0.7%
Samsung Electronics Co., Ltd.
1.628% (Ÿ) 48,660 2,430
Total Preferred Stocks
(cost $4,695) 4,839
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc. (Æ)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 15,708,500 (∞) 15,704
Total Short-Term Investments
(cost $15,703) 15,704
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 1,377,000 (∞) 1,377
Total Other Securities
(cost $1,377) 1,377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.2%
(identified cost $313,159) 348,244
Other Assets and Liabilities,
Net - 1.8%
6,528
Net Assets - 100.0%
354,772

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
ABN AMRO Bank NV 10/03/19 EUR 36,355 17 .33 630
624
Adyen NV 04/19/22 EUR 176 1,538 .11 271
298
Amundi SA 02/21/19 EUR 14,487 64 .26 931
994
Auto Trader Group PLC 08/04/23 GBP 10,287 8 .08 83
91
Cellnex Telecom SA 11/11/20 EUR 17,817 52 .64 938
630
Covestro AG 08/15/19 EUR 16,298 52 .10 849
892
Larsen & Toubro, Ltd. 02/23/24 15,061 41 .50 625
682
WH Group, Ltd. 06/26/19 HKD 538,000 0 .71 383 355
4,566
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 31 EUR 2,549 04/24
27
DAX Index Futures 4 EUR 1,878 06/24
72
EURO STOXX 50 Index Futures 24 EUR 1,211 06/24
37
FTSE 100 Index Futures 4 GBP 320 06/24
10
FTSE/MIB Index Futures 3 EUR 513 06/24
20
IBEX 35 Index Futures 5 EUR 553 04/24
38
OMXS30 Index Futures 19 SEK 4,797 04/24
4
S&P/TSX 60 Index Futures 62 CAD 16,633 06/24
199
SPI 200 Index Futures 142 AUD 28,226 06/24
505
TOPIX Index Futures 76 JPY 2,105,200 06/24 393
Short Positions
Hang Seng Index Futures 24 HKD 19,884 04/24
(6)
MSCI Emerging Markets Index Futures 335 USD 17,571 06/24
46
MSCI Singapore Index Futures 77 SGD 2,250 04/24
(8)
S&P 500 E-Mini Index Futures 53 USD 14,068 06/24 (263)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,074
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,519 AUD 3,796 06/20/24 (40)
Bank of America USD 2,241 CAD 3,016 06/20/24 (11)
Bank of America USD 521 DKK 3,532 06/20/24 (8)
Bank of America USD 6,717 JPY 978,371 06/20/24 (177)
Bank of America USD 768 SEK 7,818 06/20/24 (35)
Bank of America EUR 1,525 USD 1,675 06/20/24 25
Bank of America GBP 36 USD 45 04/02/24 —
Bank of America GBP 76 USD 96 04/03/24 —
Bank of New York USD 2,519 AUD 3,796 06/20/24 (39)
Bank of New York USD 2,243 CAD 3,016 06/20/24 (14)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 521 DKK 3,532 06/20/24 (8)
Bank of New York USD 6,718 JPY 978,371 06/20/24 (176)
Bank of New York USD 768 SEK 7,818 06/20/24 (35)
Bank of New York EUR 1,525 USD 1,675 06/20/24 24
Citigroup USD 2,518 AUD 3,796 06/20/24 (39)
Citigroup USD 2,242 CAD 3,016 06/20/24 (12)
Citigroup USD 521 DKK 3,532 06/20/24 (8)
Citigroup USD 767 SEK 7,818 06/20/24 (35)
Citigroup EUR 1,525 USD 1,675 06/20/24 24
Royal Bank of Canada USD 2,518 AUD 3,796 06/20/24 (39)
Royal Bank of Canada USD 2,239 CAD 3,016 06/20/24 (9)
Royal Bank of Canada USD 521 DKK 3,532 06/20/24 (8)
Royal Bank of Canada USD 6,715 JPY 978,371 06/20/24 (173)
Royal Bank of Canada USD 768 SEK 7,818 06/20/24 (35)
Royal Bank of Canada EUR 1,525 USD 1,675 06/20/24 24
Standard Chartered USD 2,517 AUD 3,796 06/20/24 (39)
Standard Chartered USD 2,242 CAD 3,016 06/20/24 (13)
Standard Chartered USD 520 DKK 3,532 06/20/24 (7)
Standard Chartered USD 767 SEK 7,818 06/20/24 (34)
Standard Chartered EUR 1,525 USD 1,674 06/20/24 23
State Street USD 2,017 GBP 1,575 06/20/24 (29)
State Street USD 1,048 NOK 10,950 06/20/24 (37)
State Street CHF 990 USD 1,141 06/20/24 34
State Street HKD 2,630 USD 337 06/20/24 —
State Street NZD 220 USD 136 06/20/24 4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (902)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 6,329 $ —
$ —
$ 6,329
Austria — 2,330 —
—
2,330
Belgium — 642 —
—
642
Brazil 2,866 — —
—
2,866
Burkina Faso 169 — —
—
169
Canada 16,653 — —
—
16,653
China 490 7,045 —
—
7,535
Denmark — 8,635 —
—
8,635
Finland — 2,999 —
—
2,999
France — 31,777 —
—
31,777
Germany — 21,620 —
—
21,620

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Hong Kong — 8,381 —
—
8,381
Hungary — 380 —
—
380
India 3,468 682 —
—
4,150
Ireland 684 3,507 —
—
4,191
Israel 168 348 —
—
516
Italy 997 9,291 —
—
10,288
Japan — 55,731 —
—
55,731
Luxembourg 961 3,019 —
—
3,980
Macao — 854 —
—
854
Malaysia — 268 —
—
268
Mexico — 105 —
—
105
Netherlands 129 21,591 —
—
21,720
New Zealand — 261 —
—
261
Norway — 710 —
—
710
Portugal — 231 —
—
231
Russia — — —
—
—
Singapore 81 2,020 —
—
2,101
South Africa — 686 —
—
686
South Korea 475 4,141 —
—
4,616
Spain — 7,273 —
—
7,273
Sweden — 6,725 —
—
6,725
Switzerland — 15,655 —
—
15,655
Taiwan 4,001 5,296 —
—
9,297
Thailand — 499 —
—
499
United Kingdom — 30,162 —
—
30,162
United States 15,624 20,365 —
—
35,989
Preferred Stocks 272 4,567 — — 4,839
Warrants and Rights — — — — —
Short-Term Investments — — — 15,704 15,704
Other Securities — — — 1,377 1,377
Total Investments 47,038 284,125 — 17,081 348,244
Other Financial Instruments
Assets
Futures Contracts 1,351 — — — 1,351
Foreign Currency Exchange Contracts — 159 — — 159
Liabilities
Futures Contracts (277) — — — (277)
Foreign Currency Exchange Contracts — (1,061) — — (1,061)
Total Other Financial Instruments
*
$ 1,074 $ (902) $ — $ — $ 172

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
48,369
Consumer Staples ...............................................................................
22,940
Energy ................................................................................................
17,117
Financial Services ..............................................................................
77,848
Health Care ........................................................................................
33,772
Materials and Processing ...................................................................
29,687
Producer Durables ..............................................................................
46,705
Technology .........................................................................................
39,163
Utilities ...............................................................................................
10,723
Preferred Stocks
Consumer Discretionary ....................................................................
1,031
Consumer Staples ...............................................................................
1,106
Technology .........................................................................................
2,430
Utilities ...............................................................................................
272
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
15,704
Other Securities ...........................................................................
1,377
Total Investments ............................................................................... 348,244
Transactions (amounts in thousands) during the period ended March 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,253 $ 24,910 $ 22,460 $ — $ 1 $ 15,704 $ 164 $ —
U.S. Cash Collateral Fund 721 6,530 5,874 — — 1,377 15 —
$ 13,974 $ 31,440 $ 28,334 $ — $ 1 $ 17,081 $ 179 $ —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.6%
Asset-Backed Securities - 4.1%
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 887 866
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,258 1,255
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 1,631 1,641
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 463 458
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,803
CarMax Auto Owner Trust
Series 2024-1 Class D
6.000% due 07/15/30 50 50
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 530 501
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,471 1,344
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 1,676 1,700
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 450 434
Hilton Grand Vacations Trust
Series 2023-1A Class C
6.940% due 01/25/38 (Þ) 82 83
J.G. Wentworth XXXIX LLC
Series 2017-2A Class B
5.090% due 09/17/74 (Þ) 43 39
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 1,716 1,718
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 198 176
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,995
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 4,885 4,891
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-FL14 Class A
7.063% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 1,874 1,873
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,160 1,160
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 71 65
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 2,423 2,255
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 269 255
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 1,372 1,384
Series 2024-A Class A
6.169% due 01/15/28 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 120 120
Series 2024-A Class B
6.619% due 01/15/28 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 100 100
Renew
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 284 278
Series 2024-1A Class A
6.208% due 11/20/59 (Þ) 348 346
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 884 902
SoFi Professional Loan Program Trust
Series 2021-A Class AFX
1.030% due 08/17/43 (Þ) 52 44
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,100 1,049
Verdant Receivables LLC
Series 2023-1A Class A2
6.240% due 01/13/31 (Þ) 1,155 1,157
Woodward Capital Management LLC
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,350 1,348
35,290
Corporate Bonds and Notes - 20.5%
AbbVie, Inc.
5.050% due 03/15/34 150 152
5.350% due 03/15/44 50 51
5.400% due 03/15/54 130 134
5.500% due 03/15/64 50 51
Series WI
3.200% due 11/21/29 80 74
4.050% due 11/21/39 170 151
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 768
Series REGS

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/17/26 (Þ) 393 379
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 200 187
Air Lease Corp.
3.375% due 07/01/25 240 234
1.875% due 08/15/26 30 28
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 585 580
2.850% due 01/26/28 (Þ) 1,007 904
Alabama Power Co.
5.850% due 11/15/33 80 84
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 73 71
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 158
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 120 94
3.000% due 05/18/51 150 95
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 828
Ally Financial, Inc.
8.000% due 11/01/31 554 614
Altria Group, Inc.
4.800% due 02/14/29 40 40
2.450% due 02/04/32 110 89
10.200% due 02/06/39 22 31
3.400% due 02/04/41 90 66
5.375% due 01/31/44 (Ñ) 643 633
3.875% due 09/16/46 70 52
5.950% due 02/14/49 10 10
Amazon.com, Inc.
3.950% due 04/13/52 110 92
Series WI
3.875% due 08/22/37 50 45
Amcor PLC
Series WI
3.625% due 04/28/26 724 698
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 120 119
7.250% due 02/15/28 (Þ) 250 254
8.500% due 05/15/29 (Þ) 70 74
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 12 11
Series 2016-1 Class AA
3.575% due 01/15/28 45 42
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 530 500
American Express Co.
6.338% due 10/30/26 (SOFR +
1.330%)(Ê) 851 862
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 40 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Honda Finance Corp.
Series GMTN
4.900% due 01/10/34 190 187
American Tower Trust #1
5.490% due 03/15/28 (Þ) 1,408 1,420
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 50 41
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 55
Ameriprise Financial, Inc.
5.150% due 05/15/33 150 152
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 100 76
3.833% due 03/11/51 (Þ) 80 48
Amgen, Inc.
4.400% due 05/01/45 70 61
5.650% due 03/02/53 140 143
5.750% due 03/02/63 90 92
Series WI
4.663% due 06/15/51 40 35
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
5.000% due 06/15/34 240 241
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 160 163
6.625% due 02/01/32 (Þ) 220 221
Aon Corp.
5.450% due 03/01/34 280 283
5.750% due 03/01/54 110 113
Apache Corp.
7.750% due 12/15/29 30 33
4.250% due 01/15/44 60 43
Ares Capital Corp.
3.250% due 07/15/25 1,555 1,502
AT&T, Inc.
6.950% due 01/15/28 450 466
4.500% due 05/15/35 150 140
4.350% due 06/15/45 26 22
3.850% due 06/01/60 552 399
Series WI
2.550% due 12/01/33 40 32
6.375% due 03/01/41 30 32
3.500% due 09/15/53 30 21
3.800% due 12/01/57 280 203
Athene Holding, Ltd.
6.250% due 04/01/54 140 142
Aviation Capital Group LLC
1.950% due 09/20/26 (Þ) 554 506
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 20 20
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 245
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 240 196
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 330 281

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 160 152
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 40 40
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 450 360
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 70 54
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 30 29
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 30 28
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 80 71
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 410 334
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 581 531
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 1,134 1,166
Becton Dickinson and Co.
4.685% due 12/15/44 8 7
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 825 809
Series WI
1.570% due 01/15/26 819 766
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 210 207
BlackRock, Inc.
5.000% due 03/14/34 140 141
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 190 200
Block Financial LLC
5.250% due 10/01/25 969 965
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 230 231
6.625% due 07/15/26 (Þ) 60 60
Boeing Co. (The)
4.875% due 05/01/25 220 218
2.196% due 02/04/26 90 84
3.100% due 05/01/26 20 19
2.700% due 02/01/27 40 37
2.800% due 03/01/27 30 28
5.150% due 05/01/30 40 39
3.250% due 02/01/35 90 71
5.705% due 05/01/40 90 86
3.750% due 02/01/50 20 14
3.950% due 08/01/59 90 62
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 50 46
BP Capital Markets America, Inc.
3.000% due 02/24/50 120 82
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 509 404
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bristol-Myers Squibb Co.
2.350% due 11/13/40 40 27
5.500% due 02/22/44 30 31
5.550% due 02/22/54 160 165
5.650% due 02/22/64 90 93
Series WI
3.900% due 02/20/28 380 369
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
3.500% due 01/15/28 1,796 1,701
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 190 151
Brunswick Corp.
5.100% due 04/01/52 215 177
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 1 1
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 60 54
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 25
Cardinal Health, Inc.
5.450% due 02/15/34 170 172
4.900% due 09/15/45 275 247
Carlisle Cos., Inc.
3.750% due 12/01/27 923 880
Carrier Global Corp.
Series WI
5.900% due 03/15/34 140 147
3.577% due 04/05/50 40 30
Cencora, Inc.
5.125% due 02/15/34 180 180
Centene Corp.
Series WI
4.250% due 12/15/27 60 57
4.625% due 12/15/29 60 57
3.375% due 02/15/30 40 35
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 80 79
4.500% due 04/01/44 130 116
5.300% due 04/01/53 10 10
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,324 1,291
4.950% due 06/01/43 197 176
Charles Schwab Corp. (The)
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 90 92
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 170 177
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 240 238
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 140 118

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 210 179
3.500% due 06/01/41 100 67
3.500% due 03/01/42 40 27
3.850% due 04/01/61 30 18
3.950% due 06/30/62 30 18
Series WI
4.908% due 07/23/25 930 919
6.384% due 10/23/35 20 20
6.484% due 10/23/45 639 592
6.834% due 10/23/55 20 19
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 866 864
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 80 68
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 270 268
6.750% due 04/15/29 (Þ) 230 232
Choice Hotels International, Inc.
3.700% due 12/01/29 816 730
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 80 80
Cigna Corp.
2.400% due 03/15/30 35 30
3.200% due 03/15/40 60 45
Series WI
4.375% due 10/15/28 140 137
4.800% due 08/15/38 30 28
Cigna Group (The)
5.600% due 02/15/54 70 70
Cimarex Energy Co.
4.375% due 03/15/29 130 116
CIT Group, Inc.
6.125% due 03/09/28 473 486
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 97
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 50 44
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 188
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 60 50
8.125% due 07/15/39 90 115
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 60 63
Series BB
7.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.905%)(Ê)(ƒ) 20 21
Series Y
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 200 184
Citizens Financial Group, Inc.
2.850% due 07/27/26 1,058 994
4.575% due 08/09/28 (SOFR +
2.000%)(Ê) 185 177
Clorox Co. (The)
1.800% due 05/15/30 100 83
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 30 30
6.042% due 08/15/28 (Þ) 100 102
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 130 135
6.497% due 08/15/43 (Þ) 241 259
6.714% due 08/15/63 (Þ) 122 134
Comcast Corp.
7.050% due 03/15/33 150 170
6.500% due 11/15/35 19 21
3.250% due 11/01/39 10 8
3.750% due 04/01/40 10 8
3.400% due 07/15/46 20 15
4.000% due 03/01/48 80 65
Series WI
2.937% due 11/01/56 30 19
2.987% due 11/01/63 117 72
Comerica, Inc.
3.800% due 07/22/26 633 603
5.982% due 01/30/30 (SOFR +
2.155%)(Ê) 210 207
CommonSpirit Health
2.782% due 10/01/30 40 35
5.318% due 12/01/34 250 250
3.910% due 10/01/50 60 47
Commonwealth Edison Co.
6.450% due 01/15/38 120 132
Conagra Brands, Inc.
1.375% due 11/01/27 971 850
Concentrix Corp.
6.650% due 08/02/26 726 732
ConocoPhillips Co.
5.050% due 09/15/33 150 151
Constellation Energy Generation LLC
6.125% due 01/15/34 130 137
Consumers Energy Co.
2.500% due 05/01/60 18 10
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 140 129
2.875% due 04/01/32 (Þ) 60 49
Series WI
4.375% due 01/15/28 50 48
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 995
Coterra Energy, Inc.
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 03/15/29 110 106
CVS Health Corp.
4.300% due 03/25/28 31 30
3.250% due 08/15/29 70 64
3.750% due 04/01/30 50 47
5.250% due 01/30/31 170 171
2.125% due 09/15/31 120 98
4.780% due 03/25/38 190 175
4.125% due 04/01/40 40 34
Darden Restaurants, Inc.
4.550% due 02/15/48 178 146
DCP Midstream Operating, LP
3.250% due 02/15/32 80 69
6.450% due 11/03/36 (Þ) 50 52
6.750% due 09/15/37 (Þ) 202 220
5.600% due 04/01/44 395 386
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 55 66
Delta Air Lines, Inc.
7.375% due 01/15/26 50 52
3.750% due 10/28/29 30 28
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 146 144
4.750% due 10/20/28 (Þ) 90 88
Devon Energy Corp.
5.850% due 12/15/25 70 70
5.600% due 07/15/41 90 87
5.000% due 06/15/45 100 89
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 154
4.500% due 01/15/30 70 67
Diamondback Energy, Inc.
4.400% due 03/24/51 100 83
Discover Bank
Series BKNT
3.450% due 07/27/26 803 765
Discover Financial Services
4.100% due 02/09/27 960 926
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 73
DTE Energy Co.
2.850% due 10/01/26 793 750
Duke Energy Carolinas LLC
4.950% due 01/15/33 30 30
6.100% due 06/01/37 190 200
Duke Energy Corp.
3.300% due 06/15/41 384 286
3.750% due 09/01/46 791 597
Duke Energy Florida LLC
5.875% due 11/15/33 160 169
Duke Energy Indiana LLC
5.400% due 04/01/53 70 69
Series YYY
3.250% due 10/01/49 80 56
Duke Energy Ohio, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 04/01/33 30 30
Duke Energy Progress LLC
5.100% due 03/15/34 120 120
Edison International
4.950% due 04/15/25 50 50
5.750% due 06/15/27 462 468
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 340 329
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 104
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 300 314
Elevance Health, Inc.
4.100% due 05/15/32 120 112
4.375% due 12/01/47 10 9
Eli Lilly & Co.
4.700% due 02/09/34 80 80
5.000% due 02/09/54 120 119
4.950% due 02/27/63 50 49
Enable Midstream Partners, LP
4.400% due 03/15/27 959 938
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 568
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 40 40
Energy Transfer Operating, LP
4.200% due 04/15/27 664 646
6.400% due 12/01/30 290 306
7.375% due 02/01/31 (Þ) 20 21
5.550% due 05/15/34 40 40
5.950% due 05/15/54 180 180
Energy Transfer, LP
6.000% due 02/01/29 (Þ) 790 797
8.250% due 11/15/29 100 114
3.750% due 05/15/30 140 129
5.300% due 04/01/44 10 9
6.250% due 04/15/49 30 31
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 450 442
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 10 10
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 70 69
Enterprise Products Operating LLC
7.550% due 04/15/38 20 24
5.700% due 02/15/42 40 41
4.850% due 03/15/44 60 56
3.700% due 01/31/51 60 46

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 02/15/53 30 21
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 320 298
Series D
6.875% due 03/01/33 170 191
8.573% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 100 100
EOG Resources, Inc.
4.375% due 04/15/30 50 49
EPR Properties Co.
4.500% due 06/01/27 729 694
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 40 41
EQT Corp.
3.125% due 05/15/26 (Þ) 937 888
3.900% due 10/01/27 50 48
5.000% due 01/15/29 10 10
3.625% due 05/15/31 (Þ) 30 26
Equifax, Inc.
2.350% due 09/15/31 70 58
Esab Corp.
6.250% due 04/15/29 (Þ) 60 60
Evergy Kansas Central, Inc.
5.900% due 11/15/33 80 84
Extra Space Storage, LP
3.900% due 04/01/29 50 47
Exxon Mobil Corp.
4.227% due 03/19/40 20 18
4.114% due 03/01/46 40 34
4.327% due 03/19/50 10 9
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 838
Fifth Third Bancorp
Series BKNT
3.850% due 03/15/26 898 865
FirstEnergy Corp.
Series B
3.900% due 07/15/27 120 115
Series C
4.850% due 07/15/47 50 44
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 320 259
Florida Power & Light Co.
3.150% due 10/01/49 40 28
Ford Motor Co.
3.250% due 02/12/32 120 100
4.750% due 01/15/43 40 33
Ford Motor Credit Co. LLC
2.700% due 08/10/26 200 186
7.122% due 11/07/33 250 269
Fox Corp.
6.500% due 10/13/33 110 117
Series WI
5.476% due 01/25/39 80 76
Freeport-McMoRan, Inc.
5.400% due 11/14/34 130 128
FS KKR Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 01/15/26 921 874
2.625% due 01/15/27 186 169
7.875% due 01/15/29 62 65
Full House Resorts
8.250% due 02/15/28 (Þ) 30 29
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 802
General Dynamics Corp.
4.250% due 04/01/40 110 100
4.250% due 04/01/50 30 26
General Electric Co.
5.875% due 01/14/38 430 458
4.500% due 03/11/44 276 251
General Motors Co.
6.125% due 10/01/25 140 141
5.600% due 10/15/32 (Ñ) 80 81
6.250% due 10/02/43 40 41
6.750% due 04/01/46 20 22
Genting New York LLC
3.300% due 02/15/26 (Þ) 400 384
Georgia Power Co.
5.250% due 03/15/34 220 222
Gilead Sciences, Inc.
5.650% due 12/01/41 30 31
Global Atlantic Fin Co.
6.750% due 03/15/54 (Þ) 90 92
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,530 1,517
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 860 819
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 100 96
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 120 115
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 50 48
3.800% due 03/15/30 40 37
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 530 435
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 50 53
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 898
Gray Oak Pipeline LLC
2.600% due 10/15/25 (Þ) 1,612 1,537
Gulfstream Natural Gas System LLC
4.600% due 09/15/25 (Þ) 911 896
Hasbro, Inc.
3.550% due 11/19/26 1,420 1,354
HCA, Inc.
5.500% due 06/01/33 80 80
5.600% due 04/01/34 210 211
5.125% due 06/15/39 50 47
5.250% due 06/15/49 163 149

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 04/01/54 10 10
Heico Corp.
5.250% due 08/01/28 50 50
Hercules Capital, Inc.
3.375% due 01/20/27 966 887
Hexcel Corp.
3.950% due 02/15/27 1,519 1,443
Hilton Domestic Operating Co., Inc.
6.125% due 04/01/32 (Þ) 60 60
Home Depot, Inc. (The)
3.300% due 04/15/40 50 40
4.250% due 04/01/46 173 150
Honeywell International, Inc.
5.000% due 03/01/35 150 151
5.250% due 03/01/54 170 172
Howmet Aerospace, Inc.
5.900% due 02/01/27 938 952
Humana, Inc.
5.875% due 03/01/33 100 103
5.950% due 03/15/34 40 42
4.625% due 12/01/42 20 17
4.950% due 10/01/44 20 18
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 790 742
Huntsman International LLC
4.500% due 05/01/29 799 763
Hyundai Capital America
5.400% due 01/08/31 (Þ) 140 141
ILFC E-Capital Trust I
7.145% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 200 156
ILFC E-Capital Trust II
7.395% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 350 279
Ingersoll Rand, Inc.
5.700% due 08/14/33 130 133
Intel Corp.
2.800% due 08/12/41 40 29
4.900% due 08/05/52 50 47
3.200% due 08/12/61 80 52
Series WI
3.734% due 12/08/47 10 8
Intercontinental Exchange, Inc.
4.600% due 03/15/33 30 29
4.950% due 06/15/52 10 9
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 860
3.468% due 12/01/50 (Þ) 1,032 688
Interstate Power and Light Co.
5.700% due 10/15/33 100 102
Invitation Homes, Inc.
4.150% due 04/15/32 50 46
Jabil Circuit, Inc.
5.450% due 02/01/29 70 70
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 1,146 1,082
Jacobs Engineering Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.900% due 03/01/33 802 812
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 713 657
5.125% due 02/01/28 1,107 1,090
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 988 965
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,470 1,362
Series 2019
2.750% due 05/15/32 1,825 1,571
JM Smucker Co. (The)
6.200% due 11/15/33 160 171
JPMorgan Chase & Co.
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 40 39
8.750% due 09/01/30 280 334
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 60 52
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 140 114
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 160 153
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 60 64
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 30 26
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 30 22
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 70 66
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 26
Series 2019
3.266% due 11/01/49 30 22
Series 2021
2.810% due 06/01/41 80 59
3.002% due 06/01/51 20 14
Kenvue, Inc.
Series WI
5.050% due 03/22/53 30 29
5.200% due 03/22/63 60 59
KeyCorp
2.250% due 04/06/27 940 846
Series BKNT
4.150% due 08/08/25 1,383 1,344
6.950% due 02/01/28 205 211
Kimco Realty Corp.
2.250% due 12/01/31 180 145
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 56
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 10
KLA Corp.
4.650% due 07/15/32 80 79

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 07/15/52 20 19
Kraft Heinz Foods Co.
Series WI
5.200% due 07/15/45 192 182
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 210 177
4.100% due 10/15/41 70 54
L3Harris Technologies, Inc.
2.900% due 12/15/29 160 142
5.400% due 07/31/33 140 141
Lam Research Corp.
1.900% due 06/15/30 90 76
Las Vegas Sands Corp.
2.900% due 06/25/25 540 520
3.900% due 08/08/29 1,734 1,578
Lear Corp.
5.250% due 05/15/49 187 171
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 90 81
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 20 19
3.875% due 06/01/29 (Þ) 50 45
LKQ Corp.
Series WI
6.250% due 06/15/33 99 103
Lockheed Martin Corp.
4.500% due 02/15/29 160 158
3.900% due 06/15/32 50 47
4.800% due 08/15/34 280 277
4.500% due 05/15/36 10 9
4.150% due 06/15/53 50 42
Lowe's Cos., Inc.
4.500% due 04/15/30 50 49
2.800% due 09/15/41 50 36
3.000% due 10/15/50 100 65
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 811 778
6.750% due 11/17/28 90 94
Main Street Capital Corp.
3.000% due 07/14/26 346 322
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 1,355 1,325
Mars, Inc.
2.375% due 07/16/40 (Þ) 160 112
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 70 58
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 50 35
Mastercard, Inc.
3.850% due 03/26/50 30 25
Mattel, Inc.
3.375% due 04/01/26 (Þ) 1,533 1,466
McDonald's Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 12/09/35 716 696
5.150% due 09/09/52 120 116
Series MTN
4.450% due 03/01/47 40 35
4.450% due 09/01/48 30 26
MDC Holdings, Inc.
6.000% due 01/15/43 50 51
Medline Borrower, LP
6.250% due 04/01/29 (Þ) 160 161
Merck & Co., Inc.
2.350% due 06/24/40 40 28
Mercury General Corp.
4.400% due 03/15/27 1,536 1,477
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 539 531
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 100 100
Micron Technology, Inc.
2.703% due 04/15/32 70 58
MidAmerican Energy Co.
3.650% due 04/15/29 50 48
3.150% due 04/15/50 60 42
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 72 72
Molson Coors Beverage Co.
4.200% due 07/15/46 824 689
Mondelez International, Inc.
2.625% due 09/04/50 40 25
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 592 563
5.850% due 02/15/34 (Þ) 350 359
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 68
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,500 1,390
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 65
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 80 86
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 20 20
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 230 182
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 125
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 90 90
5.942% due 02/07/39 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.800%)(Ê) 150 149
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 100 76
Series BKNT
4.754% due 04/21/26 250 248

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 10 10
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 70 57
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 80 73
Morgan Stanley Bank NA
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 150 151
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,096 1,055
Motorola Solutions, Inc.
5.500% due 09/01/44 115 113
MPLX, LP
4.800% due 02/15/29 10 10
4.500% due 04/15/38 20 18
4.700% due 04/15/48 70 60
National Health Investors, Inc.
3.000% due 02/01/31 184 151
NBCUniversal Media LLC
4.450% due 01/15/43 7 6
New York Life Global Funding
4.550% due 01/28/33 (Þ) 80 77
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 100 77
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 1,133 1,064
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 887
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 616
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 40 36
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 110 102
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 70 71
Norfolk Southern Corp.
5.550% due 03/15/34 140 146
Northrop Grumman Corp.
5.150% due 05/01/40 80 78
5.050% due 11/15/40 30 29
5.250% due 05/01/50 50 49
Northwest Pipeline LLC
7.125% due 12/01/25 250 253
Series WI
4.000% due 04/01/27 60 58
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 160 115
3.625% due 09/30/59 (Þ) 80 56
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,263 2,034
Oaktree Specialty Lending Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 01/15/27 1,510 1,365
Occidental Petroleum Corp.
5.550% due 03/15/26 60 60
3.400% due 04/15/26 70 67
7.875% due 09/15/31 1,068 1,211
6.450% due 09/15/36 215 229
7.950% due 06/15/39 90 106
6.600% due 03/15/46 174 188
4.400% due 04/15/46 40 33
4.100% due 02/15/47 20 15
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 90
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 300 290
Series WI
4.500% due 04/01/27 779 754
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 55
Series WI
4.150% due 06/01/32 40 38
5.650% due 11/15/33 110 114
ONEOK, Inc.
6.050% due 09/01/33 300 313
6.625% due 09/01/53 180 198
Oracle Corp.
4.300% due 07/08/34 648 598
4.000% due 07/15/46 70 55
6.900% due 11/09/52 50 58
5.550% due 02/06/53 350 342
Owl Rock Capital Corp.
3.750% due 07/22/25 600 582
4.250% due 01/15/26 920 892
Pacific Gas and Electric Co.
3.500% due 06/15/25 285 278
2.100% due 08/01/27 30 27
2.500% due 02/01/31 50 42
6.950% due 03/15/34 200 219
5.800% due 05/15/34 130 131
3.300% due 08/01/40 20 15
4.750% due 02/15/44 70 59
4.950% due 07/01/50 80 69
3.500% due 08/01/50 20 14
6.750% due 01/15/53 100 109
6.700% due 04/01/53 100 108
Series WI
3.300% due 12/01/27 950 883
PacifiCorp
5.450% due 02/15/34 320 321
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 150 140
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 10
PayPal Holdings, Inc.
2.300% due 06/01/30 90 78
3.250% due 06/01/50 30 21
5.250% due 06/01/62 20 19
Pennsylvania Electric Co.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 03/30/26 (Þ) 680 674
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.200% due 04/01/27 (Þ) 398 386
4.400% due 07/01/27 (Þ) 646 629
PepsiCo, Inc.
2.625% due 10/21/41 455 331
Permian Resources Corp.
5.375% due 01/15/26 (Þ) 130 128
6.875% due 04/01/27 (Þ) 130 130
Pfizer, Inc.
5.110% due 05/19/43 280 274
5.300% due 05/19/53 140 139
5.340% due 05/19/63 40 39
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 119
Series A-4
5.212% due 12/01/47 30 30
Philip Morris International, Inc.
2.100% due 05/01/30 70 59
1.750% due 11/01/30 130 106
5.125% due 02/13/31 220 219
5.250% due 02/13/34 40 40
6.375% due 05/16/38 664 727
Piedmont Operating Partnership, LP
9.250% due 07/20/28 691 736
Pioneer Natural Resources Co.
5.100% due 03/29/26 130 130
2.150% due 01/15/31 170 143
Plains All American Pipeline, LP
Series B
9.679% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 250 248
Plains All American Pipeline, LP / PAA
Finance Corp.
4.650% due 10/15/25 891 879
Series WI
6.700% due 05/15/36 10 10
PM General Purchaser LLC
9.500% due 10/01/28 (Þ) 140 143
PNC Financial Services Group, Inc.
(The)
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 170 165
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 196 183
Progress Energy, Inc.
7.000% due 10/30/31 559 618
Prospect Capital Corp.
3.706% due 01/22/26 (Ñ) 1,003 951
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,023 964
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 20 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 70 71
QUALCOMM, Inc.
4.500% due 05/20/52 50 45
Quest Diagnostics, Inc.
6.400% due 11/30/33 150 162
Radian Group, Inc.
4.875% due 03/15/27 676 660
Range Resources Corp.
Series WI
4.875% due 05/15/25 140 139
Raytheon Technologies Corp.
4.625% due 11/16/48 130 116
5.375% due 02/27/53 100 99
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 460 462
6.050% due 04/15/28 (Þ) 1,654 1,677
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 310 278
Roche Holding AG
4.985% due 03/08/34 (Þ) 200 201
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 100 92
RPM International, Inc.
3.750% due 03/15/27 909 869
RTX Corp.
6.100% due 03/15/34 450 481
S&P Global, Inc.
3.250% due 12/01/49 10 7
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,485 1,470
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 78
Series VVV
1.700% due 10/01/30 70 58
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 860 860
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 683 621
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 77 75
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 879
SilverBow Resources, Inc.
13.079% due 12/15/28 (CME Term
SOFR 3 Month + 7.750%)(Ê)(Þ) 410 405
Solventum Corp.
5.450% due 03/13/31 (Þ) 130 130
5.600% due 03/23/34 (Þ) 190 191
5.900% due 04/30/54 (Þ) 100 100

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sonoco Products Co.
2.250% due 02/01/27 741 687
Southern California Edison Co.
2.250% due 06/01/30 100 85
4.000% due 04/01/47 1,107 876
3.650% due 02/01/50 100 74
5.750% due 04/15/54 110 112
Series C
4.125% due 03/01/48 80 65
Series G
2.500% due 06/01/31 110 93
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 451 422
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 222 213
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 197
Southwestern Energy Co.
8.375% due 09/15/28 10 10
4.750% due 02/01/32 80 74
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 170 129
Sprint LLC
7.625% due 03/01/26 728 752
Starbucks Corp.
4.300% due 06/15/45 185 159
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 90 91
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 87
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 70 69
Synchrony Financial
5.625% due 08/23/27 909 892
Tapestry, Inc.
7.050% due 11/27/25 50 51
7.000% due 11/27/26 310 319
Targa Resources Corp.
4.200% due 02/01/33 130 119
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 130 134
5.500% due 03/01/30 30 30
4.875% due 02/01/31 200 191
4.000% due 01/15/32 150 135
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27 414 433
7.625% due 04/01/37 608 693
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 804
Texas Instruments, Inc.
3.650% due 08/16/32 70 65
3.875% due 03/15/39 60 54
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 100 112
Time Warner Cable LLC
6.550% due 05/01/37 90 85
7.300% due 07/01/38 180 182
5.500% due 09/01/41 666 554
T-Mobile USA, Inc.
2.625% due 02/15/29 60 54
Series WI
3.875% due 04/15/30 40 37
2.550% due 02/15/31 824 702
3.000% due 02/15/41 100 74
3.300% due 02/15/51 90 63
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,767 1,708
Toyota Motor Credit Corp.
5.250% due 09/11/28 90 92
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 80 71
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,150 1,166
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 582 572
5.435% due 01/24/30 (SOFR +
1.620%)(Ê) 80 80
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 10 10
Tyson Foods, Inc.
3.550% due 06/02/27 992 946
Union Pacific Corp.
3.750% due 02/05/70 10 7
Series WI
2.891% due 04/06/36 110 90
3.839% due 03/20/60 60 46
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,678 1,706
Series 2020-1 Class B
4.875% due 01/15/26 161 159
Series A
3.100% due 10/07/28 76 67
Series AA
4.150% due 08/25/31 503 471
2.700% due 05/01/32 566 484
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 28
Series 144a
4.375% due 04/15/26 (Þ) 220 213
UnitedHealth Group, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.350% due 02/15/33 230 237
5.700% due 10/15/40 60 63
4.750% due 05/15/52 40 37
5.875% due 02/15/53 10 11
5.375% due 04/15/54 180 183
Unum Group
5.750% due 08/15/42 796 779
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 93 91
3.950% due 11/15/25 163 159
Verizon Communications, Inc.
2.100% due 03/22/28 40 36
7.750% due 12/01/30 100 115
4.500% due 08/10/33 180 172
5.250% due 03/16/37 60 61
2.650% due 11/20/40 50 35
4.125% due 08/15/46 60 50
5.500% due 03/16/47 10 10
4.000% due 03/22/50 40 32
2.875% due 11/20/50 90 59
5.500% due 02/23/54 40 40
Series WI
4.329% due 09/21/28 53 52
2.987% due 10/30/56 60 38
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 283 274
4.500% due 01/15/28 (Þ) 100 96
4.950% due 02/15/30 156 151
5.750% due 04/01/34 50 50
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,564 1,486
Vontier Corp.
Series WI
1.800% due 04/01/26 170 158
2.400% due 04/01/28 130 115
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 800
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 40 46
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 180 155
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 40 40
3.000% due 10/23/26 80 76
5.574% due 07/25/29 (SOFR +
1.740%)(Ê) 70 71
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 140 105
5.375% due 11/02/43 110 106
4.650% due 11/04/44 10 9
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 100 94
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 280 279
Welltower, Inc.
3.850% due 06/15/32 80 72
Western Midstream Operating, LP
4.650% due 07/01/26 100 98
4.500% due 03/01/28 50 48
4.050% due 02/01/30 70 65
6.150% due 04/01/33 120 123
5.450% due 04/01/44 20 18
5.500% due 08/15/48 40 35
5.250% due 02/01/50 60 54
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 444 431
Series WI
3.450% due 11/15/26 963 922
Williams Cos., Inc. (The)
3.750% due 06/15/27 885 852
7.750% due 06/15/31 130 144
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,361 1,372
Zions Bancorp NA
3.250% due 10/29/29 953 781
176,180
International Debt - 14.8%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 1,040 1,024
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 256 248
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 150 152
3.300% due 01/30/32 150 129
3.850% due 10/29/41 150 119
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 833 722
Air Canada Pass Through Trust
Series 2013-1 Class A
4.125% due 05/15/25 (Þ) 31 31
Alcon Finance Corp.
2.750% due 09/23/26 (Þ) 280 264
Alibaba Group Holding, Ltd.
3.150% due 02/09/51 290 193
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,128 1,077
Apidos CLO XXVI
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 249
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 823 820
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 3,026

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,632
ArcelorMittal SA
6.550% due 11/29/27 130 135
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 18
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/29 200 202
Banco Santander SA
6.607% due 11/07/28 200 211
Series _
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 220
Bank of Nova Scotia (The)
4.500% due 12/16/25 957 941
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 650
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 208
Barclays PLC
5.200% due 05/12/26 1,360 1,346
4.836% due 05/09/28 295 286
Barrick NA Finance LLC
5.700% due 05/30/41 100 102
BAT Capital Corp.
4.700% due 04/02/27 733 721
2.259% due 03/25/28 40 36
6.000% due 02/20/34 70 71
3.734% due 09/25/40 110 81
7.079% due 08/02/43 119 127
Series WI
3.557% due 08/15/27 26 25
4.390% due 08/15/37 163 137
BAT International Finance PLC
1.668% due 03/25/26 837 779
5.931% due 02/02/29 220 226
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 1,015 990
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 750 751
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,380
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 1,426 1,433
Benin Government International Bond
7.960% due 02/13/38 (Þ) 200 194
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 708 696
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 799 768
4.625% due 03/13/27 (Þ) 847 826
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 124 118
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 260 272
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 360 369
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 200 209
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 215
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 307 301
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 180 186
Brazil Government International Bond
6.125% due 03/15/34 230 227
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 250 250
British Airways Pass-Through Trust
3.350% due 06/15/29 (Þ) 71 65
British Telecommunications PLC
9.625% due 12/15/30 40 49
Brookfield Finance, Inc.
3.450% due 04/15/50 827 579
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 668
Canadian Pacific Railway Co.
3.100% due 12/02/51 50 34
6.125% due 09/15/15 656 692
Celulosa Arauco y Constitucion SA
4.250% due 04/30/29 (Þ) 220 205
Series WI
3.875% due 11/02/27 1,520 1,421
Cencosud SA
4.375% due 07/17/27 (Þ) 1,651 1,586
CI Financial Corp.
3.200% due 12/17/30 1,392 1,140
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 167
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 977 934
5.589% due 07/05/26 (Þ) 250 252

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,659 1,548
5.514% due 07/05/33 (Þ) 250 256
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 612
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 40 39
4.050% due 04/27/29 (Þ) 30 29
4.250% due 04/27/32 (Þ) 70 67
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 190 191
Danske Bank A/S
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 270 264
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 230 231
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 1,469 1,383
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 135 136
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 182
5.427% due 03/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.950%)(Ê)(Þ) 280 281
Delhaize America, Inc.
9.000% due 04/15/31 154 182
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 1,480 1,396
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 259
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 59
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 1,139 1,068
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 1,060 1,095
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,097 1,099
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,047
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-2 Class M2
4.299% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,701
Ecopetrol SA
4.625% due 11/02/31 50 42
8.375% due 01/19/36 150 151
5.875% due 05/28/45 80 60
5.875% due 11/02/51 70 50
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 1,415 1,431
5.643% due 03/13/27 (Þ) 210 211
Emera US Finance, LP
Series WI
3.550% due 06/15/26 1,335 1,281
Enbridge, Inc.
5.700% due 03/08/33 550 563
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 426
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 625 611
Enel Finance International NV
6.800% due 10/14/25 (Þ) 623 635
1.375% due 07/12/26 (Þ) 157 144
7.100% due 10/14/27 (Þ) 779 824
Eni USA, Inc.
7.300% due 11/15/27 1,300 1,384
Eurosail PLC
Series 2006-2A Class B1B
5.009% due 12/15/44 (USD 3 Month
LIBOR + 0.240%)(Ê)(Þ) 676 670
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,160
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,417 1,342
Freeport Indonesia PT
6.200% due 04/14/52 (Þ) 427 424
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,184 1,071
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 196
Garda World Security Corp. 2022 Term
Loan
9.583% due 02/01/29 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 69
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 40 54
GFL Environmental, Inc. 2023 First
Lien Term Loan
7.816% due 05/31/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 8 8
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 90 85
3.875% due 10/27/27 (Þ) 100 95
5.400% due 05/08/28 (Þ) 130 131

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global Auto Holdings, Ltd. / AAG FH
UK, Ltd.
8.750% due 01/15/32 (Þ) 280 271
Greystone Commercial Real Estate
Notes
Series 2024-HC3 Class D
10.663% due 03/15/41 (CME Term
SOFR 1 Month + 5.333%)(Ê)(Þ) 110 110
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.459% due 11/15/27 (USD 3 Month
LIBOR + 2.000%)(Ê) 167 161
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 1,363 1,351
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 496
HSBC Holdings PLC
7.625% due 05/17/32 669 736
5.719% due 03/04/35 (SOFR +
1.780%)(Ê) 410 415
Hudbay Minerals, Inc.
4.500% due 04/01/26 (Þ) 250 242
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,410 1,345
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 839
ING Groep NV
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 145 138
InRetail Consumer
3.250% due 03/22/28 (Þ) 553 497
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 1,035 1,054
7.200% due 11/28/33 (Þ) 350 377
7.800% due 11/28/53 (Þ) 86 98
Israel Government International Bond
5.500% due 03/12/34 780 770
Ivory Coast Government International
Bond
7.625% due 01/30/33 (Þ) 200 198
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,767 1,589
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 310 300
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 534 539
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 714 708
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 195
LCM XXIII, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 408 408
Lloyds Banking Group PLC
4.650% due 03/24/26 162 159
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 248 232
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.496%)(Ê)(ƒ) 200 199
Series WI
4.582% due 12/10/25 827 811
Magnetite XVII, Ltd.
Series 2018-17A Class BR
7.138% due 07/20/31 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 250 250
Magnetite XXIX, Ltd.
Series 2021-29A Class B
7.056% due 01/15/34 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 250 250
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,613 1,545
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 219
Mexico Government International Bond
3.500% due 02/12/34 240 200
6.000% due 05/07/36 1,226 1,229
4.350% due 01/15/47 200 156
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 791 755
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 935 936
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 197
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 779 750
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.496% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,282 1,283
Neuberger Berman Loan Advisers CLO
30, Ltd.
Series 2021-30A Class BR
6.979% due 01/20/31 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 310 309
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 208
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 193
Nokia OYJ

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 06/12/27 1,523 1,470
Nomura Holdings, Inc.
1.851% due 07/16/25 625 595
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 443 444
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 574 575
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 407 407
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,502
OCP SA
3.750% due 06/23/31 (Þ) 200 170
Open Text Corp.
6.900% due 12/01/27 (Þ) 783 810
OZLM Funding II, Ltd.
Series 2024-2A Class A2RA
7.110% due 07/30/31 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 250 250
Peruvian Government International
Bond
2.783% due 01/23/31 70 60
Petrobras Global Finance BV
6.900% due 03/19/49 150 145
5.500% due 06/10/51 40 33
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 134
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 250 247
Prosus NV
4.027% due 08/03/50 (Þ) 909 579
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 466 190
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 133 115
7.450% due 06/01/27 (~)(Ê)(Þ) 230 177
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 749 755
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 166 166
Series 2023-1 Class M1A
7.767% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 1,285 1,303
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 600
Renesas Electronics Corp.
2.170% due 11/25/26 (Þ) 913 835
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reynolds American, Inc.
5.850% due 08/15/45 70 65
Rogers Communications, Inc.
5.000% due 02/15/29 250 248
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 870 869
Royal Bank of Canada
Series GMTN
5.150% due 02/01/34 60 60
Royal Caribbean Cruises, Ltd.
6.250% due 03/15/32 (Þ) 80 81
Sands China, Ltd.
Series WI
5.125% due 08/08/25 200 197
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 736 673
Class N
4.750% due 09/15/25 (Þ) 701 688
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 250 255
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 942 885
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 210 207
Shell International Finance BV
4.375% due 05/11/45 60 54
Sigma Alimentos SA de CV
4.125% due 05/02/26 (Þ) 1,580 1,529
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 1,581 1,472
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 128 131
5.200% due 01/15/30 (Þ) 210 210
Societe Generale SA
4.750% due 11/24/25 (Þ) 878 861
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 678 630
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 174 161
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 1,595 1,478
Southern Copper Corp.
5.250% due 11/08/42 60 57
St. Marys Cement, Inc.
5.750% due 04/02/34 (Þ) 360 356
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 1,496 1,388
4.866% due 03/15/33 (USD ICE
Swap Rate NY 5 Year Rate +
1.970%)(Ê)(Þ) 189 180
Suncor Energy, Inc.
7.150% due 02/01/32 769 852
SURA Asset Management SA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/11/27 (Þ) 707 683
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 1,309 1,308
Series DM3N
3.125% due 01/15/32 200 166
Teck Resources, Ltd.
6.250% due 07/15/41 20 20
5.400% due 02/01/43 60 56
Series WI
3.900% due 07/15/30 90 83
Telefonica Emisiones SA
5.213% due 03/08/47 150 138
Tesco PLC
6.150% due 11/15/37 (Þ) 623 625
Thomson Reuters Corp.
3.350% due 05/15/26 893 860
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,538 1,471
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 210
TransAlta Corp.
6.500% due 03/15/40 30 30
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 393
TSMC Arizona Corp.
2.500% due 10/25/31 200 171
UBS Group AG
2.193% due 06/05/26 (SOFR +
2.044%)(Ê)(Þ) 576 552
1.364% due 01/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê)(Þ) 984 911
6.327% due 12/22/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê)(Þ) 200 204
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 250 303
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.758%)(Ê)(ƒ)(Þ) 250 282
Series WI
4.500% due 06/26/48 200 181
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 117 111
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,053 972
UPM-Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 735
Vale Overseas, Ltd.
6.875% due 11/10/39 144 154
Var Energi ASA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 01/15/28 (Þ) 840 888
8.000% due 11/15/32 (Þ) 268 300
Vodafone Group PLC
6.150% due 02/27/37 50 53
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.875% due 01/15/27 (Þ) 982 898
4.750% due 09/17/44 (Þ) 200 148
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 1,007 935
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 82
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 82
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 819 754
Yamana Gold, Inc.
2.630% due 08/15/31 30 25
Series WI
4.625% due 12/15/27 310 296
Yara International ASA
3.800% due 06/06/26 (Þ) 1,441 1,386
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 520 514
127,275
Loan Agreements - 0.2%
Alterra Mountain Co. 2021 Term Loan
B2
8.945% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 65 65
Asplundh Tree Expert LLC Term Loan
B
7.180% due 09/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 170 169
Caesars Entertainment, Inc. 2024 Term
Loan B1
8.040% due 01/24/31 (USD 3 Month
LIBOR + 2.750%)(Ê) 150 150
Harbor Freight Tools USA, Inc. 2021
Term Loan B
8.195% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 66 66
Nexstar Broadcasting, Inc. Term Loan
B4
7.945% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 210 210
NRG Energy, Inc. 2024 Term Loan
0.000% due 03/27/31 (~)(Ê)(v) 170 170
Phoenix Guarantor, Inc. 2024 Term
Loan
8.576% due 02/21/31 (USD 1 Month
LIBOR + 3.250%)(Ê) 118 116
Truist Insurance Holdings LLC Term
Loan B
0.000% due 03/31/31 (~)(Ê)(v) 250 250
Verscend Holding Corp. 2021 Term
Loan B
9.445% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 97 97

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vistra Operations Co. LLC Term Loan
B
0.000% due 03/20/31 (~)(Ê)(v) 280 280
1,573
Mortgage-Backed Securities - 25.0%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 160 173
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 221 139
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 687 653
BRAVO Residential Funding Trust
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 101 102
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 156 157
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,637
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,700
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 980
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,723
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,290
CORE Mortgage Trust
Series 2019 Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,122
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 2,479 2,479
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,279 1,278
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 160 168
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 707
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.658% due 06/27/37 (~)(Ê)(Þ) 215 184
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 752
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 2,547 2,520
Fannie Mae
2.600% due 2031 375 328
6.000% due 2032 7 7
5.000% due 2033 2 2
5.500% due 2034 6 6
4.500% due 2035 150 146
5.500% due 2037 46 47
5.500% due 2038 189 193
6.000% due 2039 16 17
4.000% due 2040 123 117
5.500% due 2040 223 224
6.000% due 2040 50 52
4.000% due 2041 185 176
6.000% due 2041 79 83
3.500% due 2043 412 377
4.000% due 2044 412 394
3.500% due 2045 468 428
3.000% due 2046 71 63
3.500% due 2046 101 93
4.000% due 2046 489 463
4.500% due 2046 167 164
3.000% due 2047 285 251
3.500% due 2047 222 203
4.000% due 2047 40 38
4.500% due 2048 570 553
5.000% due 2048 113 112
3.000% due 2049 3,204 2,805
4.000% due 2049 550 521
5.000% due 2049 251 248
2.500% due 2050 6,076 5,037
3.000% due 2050 6,160 5,386
2.000% due 2051 11,609 9,253
2.500% due 2051 475 398
4.000% due 2052 5,101 4,731
5.000% due 2053 3,006 2,937
5.500% due 2053 4,567 4,557
30 Year TBA(Ï)
5.000% 6,559 6,399
5.500% 15,500 15,423
6.000% 15,599 15,741
Fannie Mae Connecticut Avenue
Securities Trust
Series 2023-R08 Class 1M1
6.821% due 10/25/43 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 145 145
Series 2023-R08 Class 1M2
7.821% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 180 185
Fannie Mae REMICS
Series 1999-56 Class Z

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/18/29 2 2
Series 2004-W5 Class A1
6.000% due 02/25/47 87 90
Series 2005-24 Class ZE
5.000% due 04/25/35 74 73
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Š)(Þ) 1,500 1,501
Freddie Mac
5.500% due 2038 144 147
6.000% due 2038 38 40
5.000% due 2040 71 70
4.000% due 2041 526 502
4.500% due 2041 71 70
5.500% due 2041 83 85
3.500% due 2043 270 249
4.000% due 2044 184 175
3.500% due 2045 385 353
4.000% due 2045 186 176
3.000% due 2046 1,341 1,184
4.000% due 2046 90 85
3.000% due 2047 474 418
3.000% due 2048 72 64
4.000% due 2048 523 494
4.500% due 2048 142 137
3.000% due 2049 166 145
2.500% due 2050 1,510 1,269
3.000% due 2050 2,528 2,206
2.000% due 2051 1,984 1,580
2.500% due 2051 70 58
4.000% due 2052 6,150 5,705
5.500% due 2053 4,760 4,737
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 25 25
Series 2006-R007 Class ZA
6.000% due 05/15/36 86 89
Series 2010-3632 Class PK
5.000% due 02/15/40 36 36
Series 2010-3653 Class B
4.500% due 04/15/30 64 63
Series 2012-4010 Class KM
3.000% due 01/15/42 30 28
FS Commercial Mortgage Trust
Series 2023-4SZN Class B
7.544% due 11/10/27 (~)(Ê)(Þ) 130 135
Ginnie Mae II
2.500% due 2052 6,560 5,586
6.000% due 2053 4,551 4,593
30 Year TBA(Ï)
5.500% 13,340 13,328
6.000% 15,000 15,131
6.500% 13,700 13,928
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 1,999 1,942
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 120 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 184
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 80 72
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 134 117
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,355 3,040
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,857 2,579
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 724 630
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,726 2,343
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,260 1,082
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,719 2,336
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,301 1,144
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,736 1,749
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,020 1,020
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,196 4,176
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,138
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 91
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 15
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 186 188
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 316 315
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 570 560
Series 2021-7 Class A1
1.867% due 08/25/26 (~)(Ê)(Þ) 595 575
Series 2021-9 Class A1
2.363% due 10/25/26 (~)(Ê)(Þ) 508 495
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 2,846 2,846
PRKCM Trust
Series 2024-AFC1 Class A2
6.636% due 03/25/59 (~)(Ê)(Þ) 167 168

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 881 892
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 58 53
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,848 1,664
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 2,313 2,331
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,457 1,484
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 339 277
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 883 742
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 90 84
Woodward Capital Management LLC
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Š)(Þ) 1,800 1,810
214,883
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 93
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 107
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 134
3.006% due 05/15/50 220 152
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 12
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 300 302
800
Non-US Bonds - 7.3%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 3,215
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 313 260
Chile Government International Bond
4.125% due 07/05/34 EUR 1,170 1,262
EMF-UK PLC
Series 2014-1X Class A1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê)(Þ) GBP 420 528
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 443 555
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 4,816,000 301
Israel Government International Bond
0.625% due 01/18/32 (Þ) EUR 1,130 939
Japan 30 Year Government International
Bond
Series 81
1.600% due 12/20/53 JPY 465,100 2,969
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 172,700 9,335
8.500% due 03/01/29 MXN 95,800 5,572
Mexican Bonos de Desarrollo
Series M
8.500% due 11/18/38 MXN 7,730 432
Mexico Government International Bond
4.000% due 03/15/15 EUR 1,011 858
New Zealand Government International
Bond
Series 0526
0.500% due 05/15/26 NZD 5,680 3,115
Newgate Funding PLC
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê)(Þ) EUR 1,849 1,938
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 17,000 1,572
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,738 2,202
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 78,130 4,163
Primrose Residential DAC
Series 2021-1 Class A
4.598% due 03/24/61 (1 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 1,346 1,452
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 19,480 820
Series 2037
8.500% due 01/31/37 ZAR 57,040 2,220
Series 2040
9.000% due 01/31/40 ZAR 42,474 1,654
Series 2048
8.750% due 02/28/48 ZAR 22,700 828
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 281 347
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 335 411
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 603 739
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 1,100 1,222
5.625% due 02/22/36 (Þ) EUR 708 761
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,814
5.000% due 09/27/26 (Þ) EUR 1,268 1,400
2.875% due 05/26/28 (Þ) EUR 318 323
2.500% due 02/08/30 (Þ) EUR 80 76
3.624% due 05/26/30 (Þ) EUR 52 52
1.750% due 07/13/30 (Þ) EUR 2,638 2,334
2.124% due 07/16/31 (Þ) EUR 1,424 1,253
3.875% due 10/29/35 (Þ) EUR 166 154
3.375% due 02/08/38 (Þ) EUR 137 117
2.625% due 12/02/40 (Þ) EUR 1,845 1,356
2.750% due 04/14/41 (Þ) EUR 1,124 826
2.875% due 04/13/42 (Þ) EUR 1,166 859
4.625% due 04/03/49 (Þ) EUR 424 396
3.375% due 01/28/50 (Þ) EUR 1,324 1,003
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.517% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 620
Towd Point Mortgage Funding
Series 2019-A13X Class B
7.022% due 07/20/45 (SONIA +
1.800%)(Ê)(Þ) GBP 885 1,117
63,370
United States Government Treasuries - 7.6%
United States Treasury Notes
0.375% due 04/30/25 605 576
2.125% due 05/15/25 1,868 1,810
0.250% due 06/30/25 1,150 1,086
2.000% due 08/15/25 1,227 1,181
0.250% due 09/30/25 1,301 1,216
3.000% due 10/31/25 771 750
2.250% due 11/15/25 1,727 1,659
1.625% due 02/15/26 1,998 1,889
2.250% due 03/31/26 2,237 2,136
1.625% due 05/15/26 1,918 1,803
1.500% due 08/15/26 2,677 2,495
1.625% due 09/30/26 2,330 2,173
4.250% due 03/15/27 40 40
2.375% due 05/15/27 1,490 1,402
0.500% due 05/31/27 1,673 1,482
0.375% due 07/31/27 1,597 1,401
0.500% due 08/31/27 1,215 1,067
4.125% due 09/30/27 1,814 1,800
0.750% due 01/31/28 1,272 1,113
2.750% due 02/15/28 2,074 1,958
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 03/31/28 1,267 1,126
2.875% due 05/15/28 1,298 1,228
2.875% due 08/15/28 1,398 1,320
3.125% due 11/15/28 2,030 1,933
5.250% due 11/15/28 1,538 1,601
4.250% due 02/28/29 210 210
2.375% due 05/15/29 1,950 1,784
4.000% due 10/31/29 1,071 1,058
1.750% due 11/15/29 1,963 1,728
0.625% due 08/15/30 2,294 1,837
0.875% due 11/15/30 2,764 2,237
1.250% due 08/15/31 925 753
5.380% due 02/15/32 2,411 2,036
2.750% due 08/15/32 1,815 1,628
3.375% due 05/15/33 1,724 1,615
4.500% due 11/15/33 1,385 1,416
4.000% due 02/15/34 350 344
1.125% due 08/15/40 1,166 722
1.375% due 11/15/40 1,156 743
2.750% due 11/15/42 780 611
3.125% due 02/15/43 538 446
2.875% due 05/15/43 764 607
3.625% due 02/15/44 660 586
3.125% due 08/15/44 773 633
2.875% due 08/15/45 779 606
3.000% due 05/15/47 848 666
2.750% due 11/15/47 919 687
3.000% due 02/15/48 952 745
3.125% due 05/15/48 593 474
3.375% due 11/15/48 549 459
2.875% due 05/15/49 1,054 802
1.250% due 05/15/50 1,626 832
2.375% due 05/15/51 925 628
2.000% due 08/15/51 1,322 819
1.875% due 11/15/51 1,145 686
4.000% due 11/15/52 780 733
4.250% due 02/15/54 120 118
65,494
Total Long-Term Investments
(cost $713,836) 684,865
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 3,917 90
Prudential Financial, Inc.
5.950% due 09/01/62 275 7
97
Total Preferred Stocks
(cost $105) 97
Short-Term Investments - 26.8%
Africa Finance Corp.
Series REGS
3.875% due 04/13/24 (Þ) 900 898

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Agence Francaise de Developpement
EPIC
Series EMTN
6.355% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 1,200 1,206
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 118 116
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 140 140
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 20
2.875% due 02/15/25 (Þ) 100 97
Citizens Financial Group, Inc.
4.023% due 10/01/24 200 196
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 944
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 217
DISH DBS Corp.
Series WI
5.875% due 11/15/24 80 77
Equities Corp.
6.125% due 02/01/25 79 79
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 87 87
Ford Motor Credit Co. LLC
3.664% due 09/08/24 200 198
Inter-American Development Bank
Series GMTN
5.602% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,231
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 510 508
National General Holdings Corp.
Series 0000
6.750% due 05/15/24 (Þ) 610 610
NCL Corp., Ltd.
3.625% due 12/15/24 (Þ) 250 246
Newell Brands, Inc.
4.000% due 12/01/24 170 167
Occidental Petroleum Corp.
6.950% due 07/01/24 5 5
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 70,822 4,133
Spirit Airlines Pass Through Trust
Series 2015-1 Class B
4.450% due 04/01/24 56 56
Sprint LLC
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 06/15/24 100 100
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 350 344
U.S. Cash Management Fund(@) 111,461,342(∞) 111,428
United States Treasury Bills
2.706% due 04/02/24 (ç)(ž) 2,904 2,903
4.027% due 04/04/24 (ž) 700 700
5.259% due 04/23/24 (ç)(ž) 2,731 2,722
5.393% 05/28/24 (ž) 24,540 24,336
5.366% due 07/18/24 (ž) 35,600 35,048
United States Treasury Notes
2.000% due 04/30/24 27,700 27,625
2.500% due 04/30/24 9,000 8,979
2.000% due 02/15/25 2,275 2,215
0.500% due 03/31/25 1,445 1,382
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 600 592
Western Midstream Operating, LP
3.100% due 02/01/25 280 274
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 390 386
Total Short-Term Investments
(cost $229,732) 230,265
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 853,935 854
Total Other Securities
(cost $854) 854
Total Investments - 106.5%
(identified cost $944,527) 916,081
Other Assets and Liabilities,
Net - (6.5)%
(55,725)
Net Assets - 100.0%
860,356

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
30.6%
2023-MIC Trust (The) 03/06/24 160,000 107.52 172
173
ABN AMRO Bank NV 02/04/22 1,040,000 101.15 1,052
1,024
ACWA Power Management and Investments One, Ltd. 01/11/24 255,652 97.02 248
248
AES Panama Generation Holdings SRL 08/03/23 832,816 87.65 730
722
Africa Finance Corp. 11/02/21 393,000 102.17 402
379
Africa Finance Corp. 09/13/22 800,000 97.72 782
768
Africa Finance Corp. 09/13/22 900,000 99.95 899
898
African Export-Import Bank (The) 05/10/21 200,000 100.00 200
187
Agence Francaise de Developpement EPIC 09/13/22 1,200,000 100.49 1,206
1,206
Air Canada Pass Through Trust 10/17/23 31,383 95.36 30
31
Aircastle, Ltd. 08/03/22 1,007,000 87.77 884
904
Aircastle, Ltd. 08/03/23 585,000 98.32 575
580
Alaska Airlines Pass-Through Trust 04/05/23 72,564 97.01 70
71
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 97.20 155
158
Alcon Finance Corp. 12/11/23 280,000 93.60 262
264
Alimentation Couche-Tard, Inc. 09/19/17 1,128,000 94.68 1,068
1,077
American Airlines Group, Inc. 04/12/21 120,000 100.52 121
119
American Airlines Group, Inc. 02/08/23 250,000 99.76 249
254
American Airlines Group, Inc. 11/17/23 70,000 100.02 70
74
American Tower Trust #1 06/21/23 1,408,000 100.55 1,416
1,420
American Transmission Systems, Inc. 11/29/21 50,000 99.78 50
41
Americo Life, Inc. 04/12/21 70,000 99.80 70
55
AmFam Holdings, Inc. 04/09/21 80,000 103.24 83
48
AmFam Holdings, Inc. 04/12/21 100,000 100.11 100
76
Amur Equipment Finance Receivables X LLC 10/25/23 886,849 96.75 858
866
Amur Equipment Finance Receivables XI LLC 09/14/22 1,258,174 100.00 1,258
1,255
Amur Equipment Finance Receivables XII LLC 06/22/23 1,631,029 99.99 1,631
1,641
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.61 4,046
3,215
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 160,000 102.09 163
163
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/11/24 220,000 100.00 220
221
Apidos CLO XXVI 08/01/23 250,000 99.28 248
249
Arbor Realty CLO, Ltd. 05/26/21 822,980 100.00 823
820
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
3,026
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 463,000 100.00 463
458
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,638
2,632
Aviation Capital Group LLC 04/13/21 140,000 102.51 143
140
Aviation Capital Group LLC 12/11/23 554,000 89.96 498
506
Avolon Holdings Funding, Ltd. 04/12/21 100,000 100.22 100
97
Avolon Holdings Funding, Ltd. 04/12/21 20,000 100.41 20
20
Banque Ouest Africaine de Developpement 07/21/22 EUR 313,000 78.67 246
260
Barclays PLC 03/26/24 686,999 96.60 664
653
Bayer US Finance II LLC 12/07/23 1,015,000 97.07 985
990
Bayer US Finance II LLC 03/06/24 1,134,000 102.70 1,165
1,166
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,803
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,380
Bellemeade Re, Ltd. 01/12/22 749,919 100.38 753
751
Bellemeade Re, Ltd. 10/18/23 1,426,000 100.00 1,426
1,433
Benin Government International Bond 02/06/24 200,000 96.77 194
194
Berry Global, Inc. 03/06/23 825,000 97.31 803
809
Berry Petroleum Corp. 04/13/21 210,000 99.01 208
207
Bharti Airtel, Ltd. 09/13/21 708,000 102.82 728
696
Blackstone Holdings Finance Co. LLC 10/31/22 190,000 99.85 190
200
Blue Racer Midstream LLC / Blue Racer Finance Corp. 01/24/23 230,000 100.79 232
231
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/07/23 60,000 98.79 59
60
BNP Paribas SA 06/10/20 847,000 104.23 883
826
BNP Paribas SA 08/08/22 360,000 100.00 360
369
BNP Paribas SA 11/09/22 200,000 100.00 200
215
BNP Paribas SA 08/03/23 799,000 94.99 759
768
BNP Paribas SA 08/07/23 200,000 100.00 200
209
BNP Paribas SA 09/12/23 124,000 90.45 112
118
BNP Paribas SA 11/28/23 260,000 100.00 260
272
BRAVO Residential Funding Trust 08/03/23 156,112 100.00 156
157
BRAVO Residential Funding Trust 08/03/23 101,014 99.99 101
102
Bristol Park CLO, Ltd. 06/08/23 250,000 98.30 246
250
British Airways Pass-Through Trust 08/01/23 70,532 89.13 63
65
Broadcom, Inc. 04/12/21 190,000 99.90 190
151
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.88 2,671
2,637
BX Trust 01/24/24 5,702,000 99.75 5,688
5,700

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.11 988
980
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.73 3,413
2,723
Cameron LNG LLC 04/09/21 30,000 106.99 32
25
Celulosa Arauco y Constitucion SA 01/11/24 220,000 92.27 203
205
Cencosud SA 09/12/23 1,651,000 93.80 1,549
1,586
CF Industries, Inc. 12/07/23 1,324,000 97.47 1,290
1,291
Chesapeake Energy Corp. 01/27/23 270,000 98.42 266
268
Chesapeake Energy Corp. 08/17/23 230,000 98.86 227
232
Chord Energy Corp. 02/01/23 80,000 99.09 79
80
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,405
1,290
Columbia Pipelines Holding Co. LLC 08/02/23 100,000 100.00 100
102
Columbia Pipelines Holding Co. LLC 08/02/23 30,000 100.00 30
30
Columbia Pipelines Operating Co. LLC 08/02/23 130,000 99.97 130
135
Columbia Pipelines Operating Co. LLC 09/12/23 122,000 100.65 123
134
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.51 240
259
Comision Federal de Electricidad 04/12/21 200,000 97.61 195
167
Continental Resources, Inc. 11/09/21 140,000 96.59 135
129
Continental Resources, Inc. 11/09/21 60,000 99.94 60
49
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,122
CPPIB Capital, Inc. 09/14/22 950,000 99.98 950
944
Credit Agricole SA 03/03/22 977,000 98.30 960
934
Credit Agricole SA 06/13/22 600,000 100.68 604
612
Credit Agricole SA 06/27/23 250,000 100.00 250
256
Credit Agricole SA 06/27/23 250,000 100.07 250
252
Credit Agricole SA 03/06/24 1,659,000 92.99 1,543
1,548
Credit Suisse Mortgage Capital Certificates 10/05/22 2,478,833 98.90 2,452
2,479
Credit Suisse Mortgage Trust 05/28/19 1,278,818 100.00 1,279
1,278
CSL UK Holdings, Ltd. 04/20/22 70,000 99.70 70
67
CSL UK Holdings, Ltd. 04/20/22 30,000 99.84 30
29
CSL UK Holdings, Ltd. 04/20/22 40,000 99.94 40
39
DAE Funding LLC 06/15/21 220,000 99.94 220
217
Daimler Truck Finance North America LLC 01/10/24 190,000 99.83 190
191
Danske Bank A/S 09/07/21 200,000 100.00 200
182
Danske Bank A/S 01/04/23 230,000 100.00 230
231
Danske Bank A/S 03/29/23 270,000 95.77 259
264
Danske Bank A/S 08/03/23 1,469,000 92.55 1,359
1,383
Danske Bank A/S 01/11/24 135,000 101.65 137
136
Danske Bank A/S 02/26/24 280,000 100.00 280
281
DBGS Mortgage Trust 04/03/19 985,000 101.07 995
707
DCP Midstream Operating, LP 12/11/19 50,000 106.85 53
52
DCP Midstream Operating, LP 11/06/23 202,000 101.12 204
220
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 145,833 100.12 146
144
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 90,000 100.16 90
88
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 215,406 100.43 216
184
DK Trust 03/01/24 751,000 100.00 751
752
DLLAA LLC 07/25/23 1,676,000 100.00 1,676
1,700
DNB Bank ASA 12/07/23 1,139,000 93.00 1,059
1,068
Eagle RE, Ltd. 10/29/21 1,097,434 100.00 1,097
1,099
Eagle RE, Ltd. 04/13/23 2,000,957 101.96 2,040
2,047
Eagle RE, Ltd. 11/15/23 1,060,000 103.90 1,101
1,095
Eagle RE, Ltd. 01/11/24 1,650,000 103.93 1,715
1,701
Element Fleet Management Corp. 08/07/23 1,415,000 100.41 1,421
1,432
Element Fleet Management Corp. 03/04/24 210,000 100.00 210
211
ELP Commercial Mortgage Trust 11/01/21 2,547,035 98.41 2,506
2,520
EMF-UK PLC 06/24/22 GBP 420,170 120.99 508
528
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 40,000 98.81 40
40
Enel Finance International NV 08/07/23 623,000 101.65 633
635
Enel Finance International NV 08/07/23 779,000 104.45 814
824
Enel Finance International NV 12/07/23 157,000 91.37 143
144
Energy Transfer Operating, LP 12/05/23 20,000 103.40 21
21
Energy Transfer, LP 11/07/23 790,000 98.36 777
797
EQM Midstream Partners, LP 05/31/22 40,000 100.00 40
41
EQT Corp. 05/10/21 30,000 100.00 30
26
EQT Corp. 05/17/22 937,000 94.88 881
888
Esab Corp. 03/25/24 60,000 100.00 60
60
Eurosail PLC 02/27/23 675,837 97.79 661
670
Eurosail-UK PLC 01/21/21 GBP 442,748 135.68 601
555
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 144,725 100.00 145
145

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 180,000 100.00 180
185
FIGRE Trust 03/19/24 1,500,000 100.00 1,500
1,501
Florida Gas Transmission Co. LLC 09/15/21 320,000 99.94 320
259
Freeport Indonesia PT 09/12/23 427,000 87.81 375
424
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,184,000 90.33 1,070
1,071
Fresnillo PLC 04/09/21 260,000 98.49 256
196
FS Commercial Mortgage Trust 10/19/23 130,000 100.00 130
135
Full House Resorts 11/16/23 30,000 90.87 27
29
Gartner, Inc. 12/07/23 842,000 94.90 799
802
Genting New York LLC 04/13/21 400,000 96.73 387
384
Glencore Funding LLC 01/16/19 100,000 96.68 97
95
Glencore Funding LLC 04/13/21 90,000 100.16 90
85
Glencore Funding LLC 05/02/23 130,000 99.97 130
131
Global Atlantic Fin Co. 03/12/24 90,000 100.00 90
92
Global Auto Holdings, Ltd. / AAG FH UK, Ltd. 01/11/24 280,000 100.00 280
271
Gray Oak Pipeline LLC 01/11/24 1,612,000 95.87 1,545
1,537
Greystone Commercial Real Estate Notes 03/04/24 110,000 99.78 110
110
GS Mortgage Securities Trust 08/04/23 120,000 95.90 115
117
GS Mortgage Securities Trust 08/04/23 1,999,000 95.91 1,917
1,942
Gulfstream Natural Gas System LLC 01/11/24 911,000 98.84 900
896
HGI CRE CLO, Ltd. 09/17/21 1,362,824 100.00 1,363
1,351
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 101.78 511
496
Hilton Domestic Operating Co., Inc. 03/22/24 60,000 100.08 60
60
Hilton Grand Vacations Trust 08/01/23 81,752 99.98 82
83
HMH Trust 06/09/17 1,170,000 99.97 1,170
184
Hudbay Minerals, Inc. 02/23/24 250,000 96.62 242
242
Hyundai Capital America 01/03/24 140,000 99.65 139
141
ILFC E-Capital Trust I 01/30/23 200,000 65.04 130
156
ILFC E-Capital Trust II 08/12/22 350,000 69.50 243
279
Imperial Brands Finance PLC 08/07/23 1,410,000 95.45 1,346
1,345
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 93.86 837
839
ING Groep NV 12/07/23 145,000 94.15 136
138
InRetail Consumer 02/06/24 553,000 89.80 497
497
International Flavors & Fragrances, Inc. 06/02/22 919,000 96.03 882
860
International Flavors & Fragrances, Inc. 10/03/23 1,032,000 56.37 582
688
Intesa Sanpaolo SpA 10/17/22 510,000 99.04 505
508
Intesa Sanpaolo SpA 11/14/22 1,035,000 100.71 1,048
1,054
Intesa Sanpaolo SpA 11/20/23 350,000 99.90 350
377
Intesa Sanpaolo SpA 12/11/23 86,000 103.97 89
98
Israel Government International Bond 11/07/23 EUR 1,130,000 76.87 869
939
Ivory Coast Government International Bond 01/24/24 200,000 98.88 198
198
J.G. Wentworth XXXIX LLC 01/02/24 42,927 88.77 38
39
Jackson National Life Global Funding 12/11/23 1,146,000 93.88 1,076
1,082
JDE Peet's NV 09/12/23 1,767,000 88.81 1,569
1,589
Jersey Central Power & Light Co. 08/07/23 988,000 97.91 967
965
Jordan Government International Bond 06/14/22 310,000 97.10 301
300
JPMorgan Mortgage Trust 06/05/20 80,306 102.86 83
72
JPMorgan Mortgage Trust 03/30/21 134,465 101.98 137
117
JPMorgan Mortgage Trust 04/26/21 3,355,064 102.12 3,426
3,040
JPMorgan Mortgage Trust 06/24/21 2,856,582 102.40 2,925
2,579
JPMorgan Mortgage Trust 01/26/22 2,726,245 99.14 2,703
2,343
JPMorgan Mortgage Trust 02/24/22 1,259,824 97.61 1,230
1,082
JPMorgan Mortgage Trust 03/23/22 2,719,263 96.23 2,617
2,336
JPMorgan Mortgage Trust 04/27/22 1,300,726 95.76 1,246
1,144
JPMorgan Mortgage Trust 04/20/23 724,446 88.56 642
630
JPMorgan Mortgage Trust 09/27/23 1,735,624 100.00 1,736
1,749
JPMorgan Mortgage Trust 02/27/24 1,020,239 100.00 1,020
1,020
KBC Groep NV 02/06/24 534,000 101.27 541
539
KKR Group Finance Co. II LLC 02/20/15 10,000 108.61 11
10
Kookmin Bank 08/05/21 714,000 106.07 757
708
Kubota Credit Owner Trust 02/14/24 1,716,000 99.98 1,716
1,718
Lamar Funding, Ltd. 07/26/22 200,000 98.08 196
195
LCM XXIII, Ltd. 01/29/20 407,889 100.00 408
408
Lithia Motors, Inc. 06/04/21 50,000 102.20 51
45
Lithia Motors, Inc. 06/07/21 20,000 103.36 21
19
LPL Holdings, Inc. 12/11/23 811,000 95.00 770
778
Lunar Structured Aircraft Portfolio Notes 12/11/23 198,497 86.46 172
176

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Magnetite XVII, Ltd. 09/20/23 250,000 99.57 249
250
Magnetite XXIX, Ltd. 10/19/23 250,000 98.28 246
250
Mars, Inc. 04/09/21 160,000 94.16 151
112
Massachusetts Mutual Life Insurance Co. 04/09/21 50,000 100.35 50
35
Mattel, Inc. 08/07/23 1,533,000 94.68 1,451
1,466
Medline Borrower, LP 03/20/24 160,000 100.00 160
161
Melco Resorts Finance, Ltd. 04/12/21 240,000 104.01 250
219
Metropolitan Edison Co. 03/28/23 100,000 99.89 100
100
MF1 LLC 05/13/22 3,993,000 99.11 3,958
3,995
MF1 LLC 09/29/23 4,885,000 99.51 4,861
4,891
MF1 LLC 01/30/24 1,874,000 99.75 1,869
1,873
MHC Commercial Mortgage Trust 04/06/21 4,196,061 99.24 4,164
4,176
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 71,500 99.69 71
72
MISC Capital Two Labuan, Ltd. 09/12/23 791,000 94.17 745
755
MMAF Equipment Finance LLC 01/17/24 1,160,000 99.99 1,160
1,160
Monongahela Power Co. 09/12/23 350,000 99.83 349
359
Monongahela Power Co. 01/11/24 592,000 95.71 567
563
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.28 15
15
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.04 91
91
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.73 1,466
1,138
MVW LLC 09/13/23 70,919 90.76 64
65
National General Holdings Corp. 11/01/22 610,000 100.04 610
610
NBK Tier 1 Financing 2, Ltd. 02/06/23 779,000 94.76 738
750
NCL Corp., Ltd. 01/30/24 250,000 98.42 246
246
Neuberger Berman CLO XV, Ltd. 08/31/21 1,281,847 100.00 1,282
1,283
Neuberger Berman Loan Advisers CLO 30, Ltd. 01/25/24 310,000 99.95 310
309
New York Life Global Funding 01/24/23 80,000 99.83 80
77
New York Life Insurance Co. 04/09/21 100,000 107.46 107
77
New York State Electric & Gas Corp. 10/16/23 1,133,000 93.22 1,056
1,064
Newgate Funding PLC 05/04/21 EUR 1,848,818 118.15 2,184
1,938
NGPL PipeCo LLC 09/26/19 553,000 125.00 691
616
Nippon Life Insurance Co. 04/09/21 250,000 96.37 241
208
Nissan Motor Acceptance Co. LLC 09/12/23 40,000 88.78 35
36
Nissan Motor Acceptance Corp. 01/31/24 110,000 92.90 102
102
Nissan Motor Co., Ltd. 01/18/23 200,000 96.85 194
193
NMI Holdings, Inc. 01/31/24 70,000 101.10 71
71
Northwestern Mutual Life Insurance Co. (The) 04/09/21 160,000 101.58 162
115
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.90 83
56
Norway Government International Bond 02/06/24 NOK 17,000,000 9.33 1,586
1,572
NRG Energy, Inc. 04/12/21 2,263,000 94.98 2,069
2,034
Oaktown Re III, Ltd. 01/26/21 442,990 100.33 444
444
Oaktown Re VI, Ltd. 04/14/21 573,806 100.00 574
575
Oaktown Re VII, Ltd. 10/15/21 407,123 100.00 407
407
Oaktown Re, Ltd. 09/28/21 1,475,000 101.58 1,498
1,502
OCP SA 06/10/21 200,000 99.52 199
170
Ohio Edison Co. 09/22/22 90,000 99.81 90
90
Onslow Bay Financial LLC 09/18/23 185,771 100.00 186
188
Open Text Corp. 08/07/23 783,000 101.40 794
810
OZLM Funding II, Ltd. 02/02/24 250,000 100.00 250
250
Parkmore Point RMBS PLC 02/07/23 GBP 1,737,765 118.42 2,058
2,202
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 95.55 10
10
Pennsylvania Electric Co. 03/28/23 680,000 99.47 674
674
Penske Truck Leasing Co., LP / PTL Finance Corp. 11/06/23 646,000 94.58 611
629
Penske Truck Leasing Co., LP / PTL Finance Corp. 12/07/23 398,000 95.89 382
386
Permian Resources Corp. 12/07/23 130,000 99.33 129
130
Permian Resources Corp. 01/31/24 130,000 98.73 128
128
Petroleos del Peru SA 04/09/21 200,000 105.84 212
134
Petroleos Mexicanos 02/23/21 MXN 70,821,800 5.01 3,547
4,133
PFS Financing Corp. 08/08/23 1,372,000 99.99 1,372
1,384
PFS Financing Corp. 01/30/24 120,000 100.00 120
120
PFS Financing Corp. 01/30/24 100,000 100.00 100
100
PM General Purchaser LLC 11/30/23 140,000 100.19 140
143
PRA Health Sciences, Inc. 01/11/24 196,000 94.10 184
183
Preston Ridge Partners Mortgage LLC 12/01/20 316,173 100.00 316
315
Preston Ridge Partners Mortgage LLC 04/28/21 569,847 100.00 570
560
Preston Ridge Partners Mortgage LLC 05/18/23 594,583 95.18 566
575
Preston Ridge Partners Mortgage LLC 05/24/23 508,245 95.47 485
495
Preston Ridge Partners Mortgage LLC 02/23/24 2,845,806 100.00 2,846
2,846

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Primrose Residential DAC 03/03/23 EUR 1,346,097 106.43 1,433
1,452
PRKCM Trust 02/22/24 167,230 99.99 167
168
Prosus NV 02/03/21 909,000 100.66 915
579
Provincia de Buenos Aires 08/27/21 466,122 41.77 195
190
Provincia de Cordoba 04/12/21 133,336 69.50 93
115
Provincia de Cordoba 04/12/21 230,000 75.18 173
177
Radnor RE, Ltd. 11/05/21 165,954 100.00 166
166
Radnor RE, Ltd. 07/27/23 1,285,000 100.00 1,285
1,303
Radnor RE, Ltd. 11/28/23 748,836 100.76 754
755
RCKT Mortgage Trust 09/13/23 881,294 99.99 881
892
Regal Rexnord Corp. 01/09/23 460,000 100.45 462
462
Regal Rexnord Corp. 03/06/24 1,654,000 101.20 1,674
1,677
Reliance Industries, Ltd. 02/06/24 633,000 95.38 604
600
Reliance Standard Life Global Funding II 09/12/23 310,000 89.11 276
278
Renesas Electronics Corp. 12/11/23 913,000 91.10 832
835
Renew 07/31/23 283,772 96.15 273
278
Renew 01/11/24 347,798 100.00 348
346
RMAC Securities No. 1 PLC 04/15/21 GBP 335,223 133.61 448
411
RMAC Securities No. 1 PLC 04/15/21 GBP 603,229 133.68 806
739
RMAC Securities No. 1 PLC 04/15/21 GBP 280,947 134.52 378
347
Roche Holding AG 03/04/24 200,000 100.00 200
201
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 100,000 100.00 100
92
Romania Government International Bond 02/23/21 EUR 1,845,000 103.78 1,915
1,356
Romania Government International Bond 07/08/21 EUR 1,166,000 117.59 1,371
859
Romania Government International Bond 08/03/21 EUR 1,124,000 85.57 962
826
Romania Government International Bond 02/24/22 EUR 1,424,000 84.51 1,203
1,253
Romania Government International Bond 02/24/22 EUR 2,638,000 86.87 2,292
2,334
Romania Government International Bond 02/24/22 EUR 137,000 95.95 131
117
Romania Government International Bond 02/24/22 EUR 424,000 99.49 422
396
Romania Government International Bond 02/25/22 EUR 318,000 103.90 330
323
Romania Government International Bond 03/01/22 EUR 166,000 104.68 174
154
Romania Government International Bond 05/04/22 EUR 1,324,000 66.43 880
1,003
Romania Government International Bond 07/20/22 EUR 80,000 84.22 67
76
Romania Government International Bond 07/21/22 EUR 52,000 87.78 46
52
Romania Government International Bond 09/21/22 EUR 1,718,000 95.28 1,637
1,814
Romania Government International Bond 09/11/23 EUR 1,100,000 107.43 1,182
1,222
Romania Government International Bond 01/23/24 870,000 99.49 866
869
Romania Government International Bond 02/15/24 EUR 708,000 106.72 756
761
Romania Government International Bond 02/27/24 EUR 1,268,000 111.31 1,411
1,400
Royal Caribbean Cruises, Ltd. 02/22/24 80,000 100.28 80
81
Saluda Grade Alternative Mortgage Trust 02/07/24 884,320 102.12 903
902
Santander UK Group Holdings PLC 03/05/19 701,000 100.67 706
688
Sasol Financing USA LLC 04/26/23 250,000 100.00 250
255
Saudi Arabian Oil Co. 10/03/23 942,000 93.30 879
885
Saudi Government International Bond 01/08/24 210,000 97.80 205
207
Sequoia Mortgage Trust 10/21/16 58,453 102.55 60
53
Sequoia Mortgage Trust 05/06/21 1,848,162 102.54 1,895
1,664
Sigma Alimentos SA de CV 01/11/24 1,580,000 97.36 1,538
1,529
SilverBow Resources, Inc. 11/21/23 410,000 98.10 402
405
SK Hynix, Inc. 01/11/24 1,581,000 93.03 1,471
1,472
Smurfit Kappa Treasury Funding, Ltd. 03/26/24 210,000 99.88 210
210
Societe Generale SA 11/21/22 878,000 97.05 852
861
Societe Generale SA 08/03/23 678,000 91.41 620
630
Societe Generale SA 02/06/24 174,000 92.36 161
161
Sodexo, Inc. 09/12/23 1,595,000 92.21 1,471
1,478
SoFi Professional Loan Program Trust 01/29/24 51,664 87.05 45
44
Solventum Corp. 02/23/24 100,000 99.58 100
100
Solventum Corp. 02/23/24 130,000 99.77 130
130
Solventum Corp. 02/23/24 190,000 99.93 190
191
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 170,000 96.17 163
129
St. Marys Cement, Inc. 03/27/24 360,000 98.91 356
356
Standard Chartered PLC 08/03/23 1,496,000 91.44 1,368
1,388
Standard Chartered PLC 09/12/23 189,000 90.66 171
180
SURA Asset Management SA 11/06/23 707,000 92.14 651
683
Suzano Austria GmbH 01/11/24 1,309,000 100.62 1,317
1,308
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
620
Teachers Insurance & Annuity Association of America 06/14/16 140,000 110.97 155
128
Tesco PLC 09/03/20 623,000 126.07 785
625

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Texas Eastern Transmission, LP 07/06/22 854,000 96.50 824
804
Towd Point Mortgage Funding 01/20/21 GBP 885,000 136.45 1,208
1,117
Towd Point Mortgage Trust 08/17/20 1,099,930 101.69 1,118
1,049
Towd Point Mortgage Trust 07/21/23 2,313,422 99.84 2,310
2,331
Towd Point Mortgage Trust 10/19/23 1,457,049 100.00 1,457
1,484
UBS Group AG 11/09/22 250,000 100.00 250
303
UBS Group AG 05/10/23 984,000 91.15 897
911
UBS Group AG 08/03/23 576,000 94.37 544
552
UBS Group AG 09/18/23 200,000 100.00 200
204
UBS Group AG 11/08/23 250,000 100.00 250
282
UniCredit SpA 09/12/23 1,053,000 89.87 946
972
UniCredit SpA 12/07/23 117,000 93.98 110
111
United Airlines, Inc. 04/14/21 30,000 101.00 30
28
United Airlines, Inc. 03/30/22 220,000 98.48 217
213
UPM-Kymmene OYJ 11/21/22 699,000 104.59 731
735
Var Energi ASA 02/06/23 840,000 104.00 874
888
Var Energi ASA 08/03/23 268,000 106.41 285
300
Verdant Receivables LLC 08/10/23 1,155,448 100.00 1,155
1,157
VICI Properties, Inc. 09/12/23 283,000 95.26 270
274
VICI Properties, Inc. 01/11/24 100,000 95.67 96
96
Vistra Operations Co. LLC 08/07/23 1,564,000 93.81 1,467
1,486
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.29 207
148
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 600,000 99.35 596
592
WEA Finance LLC / Westfield UK & Europe Finance PLC 11/21/22 982,000 89.50 879
898
Weir Group PLC (The) 01/11/24 1,007,000 93.65 943
935
Wells Fargo Mortgage Backed Securities Trust 04/23/21 882,936 102.27 903
742
WinWater Mortgage Loan Trust 03/29/17 90,079 102.05 92
84
Wipro IT Services LLC 08/03/23 819,000 91.76 751
754
Woodward Capital Management LLC 02/15/24 1,349,756 100.00 1,350
1,348
Woodward Capital Management LLC 03/19/24 1,800,000 100.00 1,800
1,810
Wynn Macau, Ltd. 01/04/23 390,000 98.77 385
386
XPO, Inc. 12/19/23 1,361,000 101.02 1,375
1,372
Yara International ASA 01/06/23 1,441,000 95.90 1,382
1,386
ZF NA Capital, Inc. 06/13/22 520,000 97.64 508 514
262,953
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 66 CAD 7,942 06/24
11
Long Gilt Futures 185 GBP 18,489 06/24
492
United States 2 Year Treasury Note Futures 1,226 USD 250,698 06/24
(227)
United States 5 Year Treasury Note Futures 928 USD 99,310 06/24
146
United States 10 Year Treasury Note Futures 920 USD 101,933 06/24
497
United States 10 Year Treasury Ultra Bond Futures 915 USD 104,868 06/24
712
United States Treasury Long Bond Futures 403 USD 48,536 06/24
452
United States Treasury Ultra Bond Futures 447 USD 57,663 06/24 606
Short Positions
Euro-Bobl Futures 16 EUR 1,892 06/24
(8)
Euro-Bund Futures 259 EUR 34,545 06/24
(283)
Euro-Buxl Futures 6 EUR 815 06/24
(18)
Euro-OAT Futures 46 EUR 5,896 06/24
(4)
Euro-Schatz Futures 16 EUR 1,691 06/24
—
Japanese 10 Year Government Bond Futures 47 JPY 6,846,490 06/24
23
Japanese 10 Year Mini Government Bond Futures 4 JPY 58,256 06/24
—
Long Gilt Futures 111 GBP 11,093 06/24
(336)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 2 Year Treasury Note Futures 224 USD 45,805 06/24
54
United States 5 Year Treasury Note Futures 214 USD 22,901 06/24
(60)
United States 10 Year Treasury Note Futures 191 USD 21,162 06/24
(108)
United States 10 Year Treasury Ultra Bond Futures 55 USD 6,304 06/24
(24)
United States Treasury Ultra Bond Futures 43 USD 5,547 06/24 (82)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,843
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,196 EUR 2,939 04/18/24 (23)
Bank of America JPY 320,505 USD 2,144 04/18/24 22
Citigroup USD 860 AUD 1,300 04/17/24 (13)
Citigroup USD 235 BRL 1,168 05/03/24 (3)
Citigroup USD 310 BRL 1,542 05/03/24 (3)
Citigroup USD 588 BRL 2,915 05/03/24 (8)
Citigroup USD 588 BRL 2,915 05/03/24 (8)
Citigroup USD 434 CAD 582 04/17/24 (4)
Citigroup USD 24 CLP 23,038 04/17/24 —
Citigroup USD 103 CLP 98,698 04/17/24 (2)
Citigroup USD 103 CLP 99,888 04/17/24 (1)
Citigroup USD 109 CLP 105,920 04/17/24 (1)
Citigroup USD 230 CLP 222,809 04/17/24 (3)
Citigroup USD 273 CLP 263,624 04/17/24 (4)
Citigroup USD 913 CLP 885,068 04/17/24 (10)
Citigroup USD 12 CZK 273 04/17/24 —
Citigroup USD 502 CZK 11,708 04/17/24 (3)
Citigroup USD 1,173 CZK 27,554 04/17/24 2
Citigroup USD 109 EUR 100 04/17/24 (1)
Citigroup USD 198 EUR 180 04/17/24 (4)
Citigroup USD 519 EUR 475 04/17/24 (6)
Citigroup USD 765 EUR 700 04/17/24 (9)
Citigroup USD 1,095 EUR 1,000 04/17/24 (16)
Citigroup USD 1,841 EUR 1,700 04/17/24 (6)
Citigroup USD 1,848 EUR 1,700 04/17/24 (13)
Citigroup USD 1,149 EUR 1,043 04/19/24 (23)
Citigroup USD 1,683 GBP 1,316 04/10/24 (22)
Citigroup USD 4,769 GBP 3,703 04/10/24 (95)
Citigroup USD 334 GBP 261 04/17/24 (5)
Citigroup USD 53 JPY 8,074 04/17/24 —
Citigroup USD 94 JPY 13,789 04/17/24 (2)
Citigroup USD 335 JPY 48,910 04/17/24 (11)
Citigroup USD 800 JPY 116,505 04/17/24 (29)
Citigroup USD 1,335 JPY 191,459 04/17/24 (68)
Citigroup USD 1,710 JPY 243,880 04/17/24 (95)
Citigroup USD 132 KRW 172,888 04/17/24 (4)
Citigroup USD 1,552 KRW 2,025,765 04/17/24 (50)
Citigroup USD 1,735 KRW 2,265,380 04/17/24 (55)
Citigroup USD 141 MXN 2,372 04/17/24 1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 103 NZD 166 04/17/24 (3)
Citigroup USD 87 ZAR 1,668 04/17/24 1
Citigroup USD 127 ZAR 2,424 04/17/24 —
Citigroup USD 132 ZAR 2,499 04/17/24 (1)
Citigroup CAD 248 USD 183 04/17/24 —
Citigroup CHF 40 EUR 41 04/17/24 —
Citigroup CHF 740 EUR 798 04/17/24 79
Citigroup CHF 748 EUR 800 04/17/24 65
Citigroup CLP 115,004 USD 119 04/17/24 1
Citigroup CLP 242,117 USD 249 04/17/24 2
Citigroup CLP 341,014 USD 356 04/17/24 8
Citigroup CLP 433,286 USD 452 04/17/24 10
Citigroup CLP 567,626 USD 594 04/17/24 15
Citigroup CNY 1,486 USD 205 04/17/24 (4)
Citigroup CNY 3,680 USD 507 04/17/24 (11)
Citigroup CNY 7,395 USD 1,018 04/17/24 (21)
Citigroup COP 372,494 USD 93 04/17/24 (3)
Citigroup COP 656,046 USD 164 04/17/24 (6)
Citigroup COP 657,191 USD 164 04/17/24 (6)
Citigroup COP 1,705,810 USD 430 04/17/24 (10)
Citigroup COP 1,706,240 USD 430 04/17/24 (10)
Citigroup COP 3,426,648 USD 850 04/17/24 (34)
Citigroup COP 5,357,489 USD 1,333 04/17/24 (49)
Citigroup CZK 4,419 EUR 175 04/17/24 1
Citigroup CZK 15,887 EUR 630 04/17/24 5
Citigroup CZK 5,711 USD 251 04/17/24 7
Citigroup CZK 14,121 USD 618 04/17/24 16
Citigroup CZK 19,061 USD 835 04/17/24 23
Citigroup EUR 575 CHF 552 04/17/24 (15)
Citigroup EUR 1,015 CHF 976 04/17/24 (23)
Citigroup EUR 67 CZK 1,696 04/17/24 1
Citigroup EUR 94 CZK 2,393 04/17/24 1
Citigroup EUR 110 CZK 2,800 04/17/24 2
Citigroup EUR 166 CZK 4,219 04/17/24 2
Citigroup EUR 369 CZK 9,416 04/17/24 6
Citigroup EUR 94 GBP 81 04/17/24 —
Citigroup EUR 196 HUF 77,588 04/17/24 2
Citigroup EUR 199 HUF 79,068 04/17/24 3
Citigroup EUR 403 HUF 154,769 04/17/24 (22)
Citigroup EUR 28 JPY 4,659 04/17/24 —
Citigroup EUR 400 JPY 65,368 04/17/24 2
Citigroup EUR 1,185 JPY 190,945 04/17/24 (30)
Citigroup EUR 40 NOK 458 04/17/24 (1)
Citigroup EUR 767 NOK 8,694 04/17/24 (53)
Citigroup EUR 82 PLN 360 04/17/24 4
Citigroup EUR 177 PLN 779 04/17/24 9
Citigroup EUR 532 PLN 2,349 04/17/24 28

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 39 USD 43 04/17/24 1
Citigroup EUR 177 USD 193 04/17/24 2
Citigroup EUR 204 USD 222 04/17/24 2
Citigroup EUR 234 USD 253 04/17/24 —
Citigroup EUR 290 USD 316 04/17/24 4
Citigroup EUR 1,150 USD 1,246 04/17/24 5
Citigroup EUR 1,200 USD 1,294 04/17/24 (2)
Citigroup EUR 2,246 USD 2,410 04/17/24 (14)
Citigroup EUR 24,514 USD 26,969 04/17/24 507
Citigroup GBP 978 EUR 1,134 04/17/24 (21)
Citigroup GBP 99 USD 126 04/17/24 1
Citigroup GBP 143 USD 180 04/17/24 —
Citigroup GBP 161 USD 205 04/17/24 2
Citigroup GBP 183 USD 232 04/17/24 1
Citigroup HUF 316,354 EUR 826 04/17/24 52
Citigroup JPY 10,400 USD 70 04/17/24 1
Citigroup JPY 29,328 USD 204 04/17/24 9
Citigroup JPY 30,334 USD 208 04/17/24 7
Citigroup JPY 52,900 USD 362 04/17/24 12
Citigroup JPY 53,954 USD 369 04/17/24 12
Citigroup JPY 131,443 USD 910 04/17/24 40
Citigroup JPY 389,364 USD 2,600 04/17/24 22
Citigroup JPY 391,184 USD 2,644 04/17/24 54
Citigroup MXN 1,190 USD 69 04/17/24 (2)
Citigroup MXN 3,204 USD 184 04/17/24 (8)
Citigroup MXN 4,572 USD 263 04/17/24 (11)
Citigroup MXN 5,108 USD 290 04/17/24 (16)
Citigroup MXN 5,318 USD 307 04/17/24 (13)
Citigroup MXN 5,923 USD 344 04/17/24 (12)
Citigroup MXN 21,303 USD 1,229 04/17/24 (49)
Citigroup MXN 21,520 USD 1,269 04/17/24 (22)
Citigroup MXN 44,247 USD 2,545 04/17/24 (111)
Citigroup MXN 44,247 USD 2,542 04/17/24 (113)
Citigroup MXN 88,494 USD 5,158 04/17/24 (153)
Citigroup MXN 88,494 USD 5,161 04/17/24 (150)
Citigroup MXN 88,494 USD 5,158 04/17/24 (153)
Citigroup NOK 16,888 USD 1,598 04/17/24 41
Citigroup NZD 73 USD 45 04/17/24 2
Citigroup NZD 267 USD 166 04/17/24 6
Citigroup NZD 5,105 USD 3,089 04/17/24 39
Citigroup PLN 607 EUR 140 04/17/24 (3)
Citigroup PLN 730 EUR 168 04/17/24 (3)
Citigroup PLN 750 EUR 172 04/17/24 (4)
Citigroup PLN 1,436 EUR 330 04/17/24 (6)
Citigroup SEK 21,882 USD 2,117 04/18/24 72
Citigroup ZAR 71 USD 4 04/17/24 —
Citigroup ZAR 1,167 USD 61 04/17/24 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup ZAR 16,344 USD 874 04/17/24 12
Citigroup ZAR 18,238 USD 952 04/17/24 (10)
Citigroup ZAR 78,521 USD 4,170 04/17/24 29
Goldman Sachs EUR 1,043 USD 1,136 04/19/24 11
HSBC USD 4,244 NOK 44,721 04/18/24 (123)
JPMorgan Chase USD 580 MXN 9,971 04/19/24 18
JPMorgan Chase IDR 2,169,764 USD 140 04/19/24 4
Morgan Stanley USD 612 BRL 3,024 04/19/24 (10)
Morgan Stanley USD 839 JPY 119,729 04/19/24 (46)
Morgan Stanley GBP 10,322 USD 13,161 04/10/24 132
Royal Bank of Canada USD 2,101 NZD 3,444 04/18/24 (43)
State Street USD 742 EUR 685 04/18/24 (2)
State Street USD 4,612 GBP 3,632 04/18/24 (28)
State Street USD 108 NOK 1,162 04/18/24 (1)
State Street USD 75 NZD 125 04/18/24 —
State Street AUD 52 USD 34 04/18/24 —
State Street CHF 157 USD 173 04/18/24 (1)
State Street EUR 22 USD 24 05/15/24 —
State Street EUR 3,282 USD 3,538 05/15/24 (9)
State Street GBP 1,373 USD 1,734 04/18/24 1
State Street JPY 3,911 USD 26 04/18/24 —
State Street SEK 761 USD 72 04/18/24 1
UBS USD 126 EUR 116 05/15/24 (1)
UBS CHF 5,617 USD 6,376 04/18/24 138
Westpac AUD 6,502 USD 4,247 04/18/24 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (477)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 11,000 5.320%
(3)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 31 31
Citigroup NZD 11,100 5.221%
(3)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 21 21
Citigroup JPY 3,850,000 TONAR
(4)
0.290%
(4)
03/18/26
— 4 4
Citigroup BRL 8,402 10.030%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (3) (3)
Citigroup BRL 20,669 9.810%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (26) (26)
Citigroup SEK 29,800 3 Month STIBOR
(2)
3.570%
(2)
10/19/28
— (93) (93)
Citigroup NOK 30,500 4.286%
(4)
6 Month NIBOR
(4)
10/19/28
— 41 41
Citigroup NOK 8,100 3.780%
(3)
3 Month NIBOR
(4)
02/09/29
— (4) (4)
Citigroup SEK 19,400 3 Month STIBOR
(4)
2.629%
(2)
02/08/34
— 5 5
Citigroup CAD 4,200 CORRA
(3)
3.498%
(3)
03/26/34
— (8) (8)
Citigroup HUF 613,800 6.460%
(3)
6 Month BUBOR
(4)
06/19/34
— (8) (8)
Citigroup CAD 3,200 CORRA
(3)
3.416%
(3)
03/26/54 — (27) (27)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å) — (67) (67)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 1,871 (5.000%)
(2)
12/20/28
(12) (126) (138)
CDX NA Investment Grade Index Bank of America USD 1,590 (1.000%)
(2)
12/20/28 (21) (15) (36)
Total Open Credit Indices - Purchase Protection Contracts (33) (141) (174)
Total Open Credit Default Swap Contracts (å) (33) (141) (174)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 35,290 $ —
$ —
$ 35,290
Corporate Bonds and Notes — 176,180 —
—
176,180
International Debt — 127,275 —
—
127,275
Loan Agreements — 1,573 —
—
1,573
Mortgage-Backed Securities — 211,572 3,311
—
214,883
Municipal Bonds — 800 —
—
800
Non-US Bonds — 63,370 —
—
63,370
United States Government Treasuries — 65,494 —
—
65,494
Preferred Stocks 97 — — — 97
Short-Term Investments — 118,837 — 111,428 230,265
Other Securities — — — 854 854
Total Investments
97 800,391 3,311 112,282 916,081
Other Financial Instruments
Assets
Futures Contracts 2,993 — — — 2,993
Foreign Currency Exchange Contracts — 1,56 5 — — 1,56 5
Interest Rate Swap Contracts — 102 — — 102

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 67
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (1,15 0 ) — — — (1,15 0 )
Foreign Currency Exchange Contracts — (2,04 2 ) — — (2,04 2 )
Interest Rate Swap Contracts — (169) — — (169)
Credit Default Swap Contracts — (174) — — (174)
Total Other Financial Instruments
*
$ 1,843 $ (718) $ — $ — $ 1,12 5
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,215
Argentina ............................................................................................
500
Australia .............................................................................................
610
Belgium ..............................................................................................
539
Benin ..................................................................................................
194
Bermuda .............................................................................................
16,154
Brazil ..................................................................................................
3,419
Canada ................................................................................................
20,565
Cayman Islands ..................................................................................
11,188
Chile ...................................................................................................
4,474
China ..................................................................................................
772
Colombia ............................................................................................
986
Denmark .............................................................................................
2,477
Finland ...............................................................................................
2,205
France .................................................................................................
12,353
Germany .............................................................................................
4,480
Hong Kong .........................................................................................
219
India ...................................................................................................
2,050
Indonesia ............................................................................................
725
Ireland ................................................................................................
2,930
Israel ...................................................................................................
1,709
Italy ....................................................................................................
6,107
Ivory Coast .........................................................................................
198
Japan ..................................................................................................
4,800
Jordan .................................................................................................
300
Kuwait ................................................................................................
750
Liberia ................................................................................................
81
Luxembourg .......................................................................................
135

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Macao .................................................................................................
583
Malaysia .............................................................................................
755
Mexico ...............................................................................................
29,113
Morocco .............................................................................................
170
Netherlands ........................................................................................
2,987
New Zealand ......................................................................................
3,115
Norway ...............................................................................................
3,828
Oman ..................................................................................................
195
Panama ...............................................................................................
722
Peru ....................................................................................................
691
Romania .............................................................................................
14,815
Saudi Arabia .......................................................................................
1,340
South Africa .......................................................................................
5,777
South Korea .......................................................................................
3,340
Spain ..................................................................................................
932
Switzerland ........................................................................................
2,697
Taiwan ................................................................................................
171
Togo ...................................................................................................
260
United Arab Emirates .........................................................................
217
United Kingdom .................................................................................
22,851
United States ......................................................................................
717,387
Total Investments ............................................................................... 916,081
Transactions (amounts in thousands) during the period ended March 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 115,224 $ 125,081 $ 128,879 $ (2) $ 4 $ 111,428 $ 1,436 $ —
U.S. Cash Collateral Fund 1,148 1,734 2,028 — — 854 11 —
$ 116,372 $ 126,815 $ 130,907 $ (2) $ 4 $ 112,282 $ 1,447 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.2%
Australia - 4.7%
Charter Hall Group - ADR(ö) 260,867 2,348
Goodman Group(ö) 609,474 13,430
GPT Group (The)(ö) 2,512,665 7,503
Ingenia Communities Group(ö) 934,615 3,193
National Storage REIT(ö) 1,288,876 2,021
Region RE, Ltd.(ö) 1,106,492 1,724
Scentre Group(ö) 1,082,878 2,399
Stockland(ö) 2,966,908 9,402
Vicinity Centres(ö) 1,624,544 2,255
44,275
Belgium - 0.8%
Aedifica SA(ö) 55,942 3,433
Cofinimmo SA(ö) 6,774 443
VGP NV 14,127 1,618
Warehouses De Pauw CVA(ö) 81,553 2,326
7,820
Canada - 2.5%
Boardwalk Real Estate Investment
Trust(ö) 250,333 14,430
Chartwell Retirement Residences 576,331 5,259
InterRent Real Estate Investment
Trust(ö) 380,357 3,808
23,497
China - 0.4%
ESR Cayman, Ltd.(Þ) 3,572,200 3,826
France - 1.3%
ARGAN SA(ö) 11,209 1,014
Covivio(ö) 24,034 1,239
ICADE(Ñ)(ö) 25,336 686
Klepierre SA - GDR(ö) 342,267 8,860
11,799
Germany - 2.3%
LEG Immobilien SE 57,980 4,977
TAG Immobilien AG(Æ) 149,564 2,045
Vonovia SE 507,478 15,009
22,031
Hong Kong - 2.9%
CK Asset Holdings, Ltd. 1,324,408 5,456
Link REIT(ö) 1,599,443 6,890
Sun Hung Kai Properties, Ltd. 1,177,052 11,342
Wharf Real Estate Investment Co., Ltd. 1,105,247 3,600
27,288
Japan - 10.3%
Activia Properties, Inc.(ö) 319 869
Advance Residence Investment Corp.
(ö) 757 1,678
Daiwa House REIT Investment Corp.(ö) 1,673 2,861
Daiwa Office Investment Corp.(ö) 435 1,695
GLP J-REIT(Æ)(ö) 3,061 2,569
Industrial & Infrastructure Fund
Investment Corp.(ö) 5,555 5,046
Invincible Investment Corp.(ö) 8,617 3,873
Japan Hotel REIT Investment Corp.(ö) 3,961 2,078
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Retail Fund Investment Corp.(ö) 7,579 4,725
Keihanshin Building Co., Ltd. 297,900 3,032
Kenedix Office Investment Corp. Class
A(ö) 7,218 7,683
Mitsubishi Estate Co., Ltd. 728,192 13,246
Mitsui Fudosan Co., Ltd. 1,830,033 19,718
Mitsui Fudosan Logistics Park, Inc.(ö) 922 2,774
MORI Trust Sogo REIT, Inc.(ö) 9,599 4,628
Nippon Prologis REIT, Inc.(Æ)(ö) 3,535 6,299
Nomura Real Estate Holdings, Inc. 53,800 1,521
Sumitomo Realty & Development Co.,
Ltd. 243,300 9,060
United Urban Investment Corp.(ö) 3,245 3,302
96,657
Netherlands - 1.0%
CTP NV(Þ) 104,628 1,864
Eurocommercial Properties NV(ö) 47,084 1,073
Unibail-Rodamco-Westfield(Æ)(ö) 82,658 6,640
9,577
Singapore - 2.8%
CapitaLand Ascendas REIT(ö) 2,194,700 4,511
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 6,322,300 9,292
Capitaland Investment, Ltd. 394,100 784
Digital Core REIT Management Pte,
Ltd.(ö) 3,477,400 2,087
Frasers Centrepoint Trust(ö) 1,882,700 3,056
Keppel DC REIT(Æ)(ö) 1,634,200 2,097
Mapletree Logistics Trust(ö) 1,158,300 1,253
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,055,255 2,739
25,819
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 69,840 471
Cellnex Telecom SA(Þ) 57,655 2,038
Merlin Properties Socimi SA(ö) 232,577 2,501
5,010
Sweden - 1.6%
Castellum AB(Æ) 315,571 4,146
Catena AB 50,748 2,481
Fabege AB 79,458 743
Fastighets AB Balder Class B(Æ) 992,770 7,282
14,652
Switzerland - 0.3%
PSP Swiss Property AG 23,088 3,025
United Kingdom - 5.0%
Big Yellow Group PLC(ö) 277,372 3,722
British Land Co. PLC (The)(ö) 934,112 4,669
Derwent London PLC(ö) 63,443 1,736
Grainger PLC 1,513,257 4,920
Land Securities Group PLC(ö) 407,094 3,378
Life Science REIT PLC(Ñ)(ö) 1,261,525 626
LondonMetric Property PLC(ö) 1,055,811 2,712
PRS REIT PLC (The)(ö) 832,870 835
Safestore Holdings PLC(ö) 323,498 3,088

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Segro PLC(ö) 1,283,467 14,620
Shaftesbury Capital PLC(ö) 885,374 1,612
Tritax EuroBox PLC(Þ) 1,089,673 741
UNITE Group PLC (The)(ö) 376,092 4,646
47,305
United States - 59.8%
Agree Realty Corp.(ö) 91,795 5,243
Alexandria Real Estate Equities, Inc.(ö) 77,799 10,029
American Healthcare REIT, Inc.(ö) 213,311 3,146
American Homes 4 Rent Class A(ö) 386,434 14,213
Americold Realty Trust, Inc.(ö) 191,558 4,774
AvalonBay Communities, Inc.(ö) 108,912 20,210
Boyd Gaming Corp. 47,942 3,227
Brixmor Property Group, Inc.(ö) 327,160 7,672
Caesars Entertainment, Inc.(Æ) 26,863 1,175
Camden Property Trust(ö) 41,823 4,115
CareTrust REIT, Inc.(ö) 84,054 2,048
Crown Castle, Inc.(ö) 33,547 3,550
CubeSmart(ö) 179,304 8,108
Digital Realty Trust, Inc.(ö) 253,732 36,548
EastGroup Properties, Inc.(ö) 52,966 9,522
Equinix, Inc.(ö) 50,697 41,842
Essential Properties Realty Trust, Inc.
(ö) 335,952 8,957
Essex Property Trust, Inc.(ö) 80,880 19,800
Extra Space Storage, Inc.(ö) 89,640 13,177
First Industrial Realty Trust, Inc.(ö) 95,401 5,012
Healthcare Realty Trust, Inc.(ö) 385,374 5,453
Highwoods Properties, Inc.(ö) 98,268 2,573
Host Hotels & Resorts, Inc.(ö) 504,793 10,439
Invitation Homes, Inc.(ö) 525,066 18,698
Iron Mountain, Inc.(ö) 186,936 14,994
Kimco Realty Corp.(ö) 321,307 6,301
Macerich Co. (The)(ö) 200,550 3,456
Mid-America Apartment Communities,
Inc.(ö) 26,611 3,502
NetSTREIT Corp.(Ñ)(ö) 131,482 2,415
Prologis, LP(ö) 525,378 68,415
Public Storage(ö) 85,436 24,782
Realty Income Corp.(ö) 328,953 17,796
Regency Centers Corp.(ö) 135,173 8,186
Ryman Hospitality Properties, Inc.(ö) 58,059 6,712
Simon Property Group, Inc.(ö) 238,036 37,250
SL Green Realty Corp.(Ñ)(ö) 126,361 6,966
STAG Industrial, Inc.(ö) 128,981 4,958
Sun Communities, Inc.(ö) 141,599 18,207
UDR, Inc.(ö) 235,439 8,808
Ventas, Inc.(ö) 54,715 2,382
VICI Properties, Inc.(ö) 390,669 11,638
Vornado Realty Trust(ö) 193,093 5,555
Welltower, Inc.(ö) 489,782 45,765
Weyerhaeuser Co.(ö) 77,489 2,783
WP Carey, Inc.(ö) 14,349 810
561,212
Total Common Stocks
(cost $752,240) 903,793
Short-Term Investments - 2.7%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 2.7%
U.S. Cash Management Fund(@) 25,397,756 (∞) 25,390
Total Short-Term Investments
(cost $25,390) 25,390
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×) 8,372,350 (∞) 8,372
Total Other Securities
(cost $8,372) 8,372
Total Investments - 99.8%
(identified cost $786,002) 937,555
Other Assets and Liabilities,
Net - 0.2%
1,515
Net Assets - 100.0%
939,070

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 71
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
Cellnex Telecom SA 07/07/23 EUR 57,655 35.89 2,069
2,038
CTP NV 04/06/21 EUR 104,628 17.07 1,786
1,864
ESR Cayman, Ltd. 02/26/24 HKD 3,572,200 1.22 4,372
3,826
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 741
8,469
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 953 USD 33,183 06/24 (173)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (173)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 83 SEK 884 04/02/24 (1)
Bank of America USD 17 SEK 180 04/03/24 —
Bank of America EUR 152 USD 165 04/02/24 1
Bank of America EUR 22 USD 24 04/03/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 44,275 $ —
$ —
$ 44,275
Belgium — 7,820 —
—
7,820
Canada 23,497 — —
—
23,497
China — 3,826 —
—
3,826
France — 11,799 —
—
11,799
Germany — 22,031 —
—
22,031
Hong Kong — 27,288 —
—
27,288
Japan — 96,657 —
—
96,657
Netherlands — 9,577 —
—
9,577
Singapore — 25,819 —
—
25,819
Spain — 5,010 —
—
5,010
Sweden — 14,652 —
—
14,652

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Switzerland — 3,025 —
—
3,025
United Kingdom — 47,305 —
—
47,305
United States 561,212 — —
—
561,212
Short-Term Investments — — — 25,390 25,390
Other Securities — — — 8,372 8,372
Total Investments 584,709 319,084 — 33,762 937,555
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 1 — — — 1
Liabilities
Futures Contracts (173) — — — (173)
Foreign Currency Exchange Contracts (1) — — — (1)
Total Other Financial Instruments
*
$ (173) $ — $ — $ — $ (173)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
88,163
Diversified ..........................................................................................
173,974
Healthcare ..........................................................................................
66,792
Industrial ............................................................................................
153,769
Lodging/Resorts .................................................................................
39,142
Office ..................................................................................................
43,877
Regional Malls ...................................................................................
3,456
Residential ..........................................................................................
166,545
Retail ..................................................................................................
113,177
Self Storage ........................................................................................
54,898
Short-Term Investments .....................................................................
25,390
Other Securities ..................................................................................
8,372
Total Investments ............................................................................... 937,555
Transactions (amounts in thousands) during the period ended March 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 73
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,981 $ 45,611 $ 53,202 $ (1) $ 1 $ 25,390 $ 282 $ —
U.S. Cash Collateral Fund 9,101 24,252 24,981 — — 8,372 123 —
$ 42,082 $ 69,863 $ 78,183 $ (1) $ 1 $ 33,762 $ 405 $ —

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2024 (Unaudited)
74 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2024 (Unaudited)
Notes to Schedules of Investments 75
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2024 (Unaudited)
76 Notes to Quarterly Report
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Fund’s Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2024 (Unaudited)
Notes to Quarterly Report 77
use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2024 (Unaudited)
78 Notes to Quarterly Report
health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended March 31, 2024, there were no transfers into or out of Level 3.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2024 (Unaudited)
Notes to Quarterly Report 79
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each
Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495